FIDELITY


(REGISTERED TRADEMARK)
CALIFORNIA
MUNICIPAL
FUNDS



SEMIANNUAL REPORT
AUGUST 31, 1996
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                                 3     NED JOHNSON ON INVESTING
                                                          STRATEGIES

FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

                                                    4     PERFORMANCE

                                                    7     FUND TALK: THE MANAGER'S OVERVI
                                                          EW

                                                    10    INVESTMENT CHANGES

                                                    11    INVESTMENTS

                                                    22    FINANCIAL STATEMENTS

FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

                                                    26    PERFORMANCE

                                                    29    FUND TALK: THE MANAGER'S OVERVI
                                                          EW

                                                    32    INVESTMENT CHANGES

                                                    33    INVESTMENTS

                                                    40    FINANCIAL STATEMENTS

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                    44    PERFORMANCE

                                                    46    FUND TALK: THE MANAGER'S OVERVI
                                                          EW

                                                    48    INVESTMENT CHANGES

                                                    49    INVESTMENTS

                                                    60    FINANCIAL STATEMENTS

NOTES                                               64    NOTES TO THE FINANCIAL STATEMENTS



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996             PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

California Municipal Income               0.53%    6.27%    39.83%   93.21%

Lehman Brothers California Municipal      0.16%    5.99%    n/a      n/a
Bond Index

California Municipal Debt Funds Average   0.05%    5.67%    39.38%   94.74%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index, which is a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of 100 mutual funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                   PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

California Municipal Income                     6.27%    6.93%    6.81%

Lehman Brothers California Municipal            5.99%    n/a      n/a
Bond Index

California Municipal Debt Funds Average         5.67%    6.86%    6.88%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960911 145023 S00000000000001
             CA Muni Income              LB Municipal Bond
             00091                       LB015
  1986/08/31      10000.00                    10000.00
  1986/09/30       9971.07                    10025.10
  1986/10/31      10137.65                    10198.23
  1986/11/30      10303.99                    10400.26
  1986/12/31      10332.71                    10371.56
  1987/01/31      10607.27                    10683.84
  1987/02/28      10689.44                    10736.41
  1987/03/31      10613.43                    10622.60
  1987/04/30       9800.76                    10089.56
  1987/05/31       9653.21                    10039.52
  1987/06/30       9826.52                    10334.28
  1987/07/31       9938.31                    10439.69
  1987/08/31       9987.90                    10463.17
  1987/09/30       9449.10                    10077.40
  1987/10/31       9536.95                    10113.07
  1987/11/30       9763.13                    10377.12
  1987/12/31       9953.79                    10527.70
  1988/01/31      10428.66                    10902.69
  1988/02/29      10562.78                    11017.93
  1988/03/31      10221.75                    10890.13
  1988/04/30      10263.09                    10972.89
  1988/05/31      10305.02                    10941.18
  1988/06/30      10472.07                    11101.25
  1988/07/31      10533.57                    11173.63
  1988/08/31      10576.22                    11183.46
  1988/09/30      10806.47                    11385.88
  1988/10/31      11058.08                    11586.27
  1988/11/30      10931.20                    11480.14
  1988/12/31      11125.87                    11597.59
  1989/01/31      11280.65                    11837.42
  1989/02/28      11172.06                    11702.36
  1989/03/31      11155.66                    11674.39
  1989/04/30      11479.32                    11951.54
  1989/05/31      11722.49                    12199.77
  1989/06/30      11871.79                    12365.45
  1989/07/31      11979.37                    12533.74
  1989/08/31      11833.75                    12411.03
  1989/09/30      11849.00                    12374.05
  1989/10/31      11967.01                    12525.38
  1989/11/30      12153.08                    12744.58
  1989/12/31      12201.95                    12848.83
  1990/01/31      12116.62                    12788.05
  1990/02/28      12271.48                    12901.87
  1990/03/31      12298.63                    12905.74
  1990/04/30      12123.31                    12812.30
  1990/05/31      12414.68                    13091.99
  1990/06/30      12528.80                    13207.07
  1990/07/31      12722.40                    13401.22
  1990/08/31      12546.30                    13206.63
  1990/09/30      12596.09                    13214.16
  1990/10/31      12758.86                    13453.86
  1990/11/30      13001.80                    13724.42
  1990/12/31      13050.99                    13784.12
  1991/01/31      13169.49                    13969.10
  1991/02/28      13218.12                    14090.64
  1991/03/31      13232.60                    14095.71
  1991/04/30      13388.64                    14283.18
  1991/05/31      13521.65                    14410.16
  1991/06/30      13524.66                    14395.89
  1991/07/31      13695.15                    14571.23
  1991/08/31      13817.85                    14763.14
  1991/09/30      13965.96                    14955.35
  1991/10/31      14138.42                    15089.95
  1991/11/30      14140.53                    15132.05
  1991/12/31      14376.81                    15456.79
  1992/01/31      14454.24                    15492.03
  1992/02/29      14478.90                    15496.99
  1992/03/31      14471.01                    15502.72
  1992/04/30      14585.54                    15640.69
  1992/05/31      14767.07                    15824.78
  1992/06/30      14997.55                    16090.32
  1992/07/31      15462.02                    16572.71
  1992/08/31      15247.58                    16411.13
  1992/09/30      15325.39                    16518.46
  1992/10/31      15041.31                    16356.08
  1992/11/30      15392.18                    16649.02
  1992/12/31      15629.63                    16819.00
  1993/01/31      15816.20                    17014.61
  1993/02/28      16539.43                    17630.03
  1993/03/31      16343.29                    17443.68
  1993/04/30      16489.90                    17619.69
  1993/05/31      16585.88                    17718.71
  1993/06/30      16853.17                    18014.43
  1993/07/31      16853.15                    18038.03
  1993/08/31      17264.11                    18413.58
  1993/09/30      17482.40                    18623.31
  1993/10/31      17512.24                    18659.26
  1993/11/30      17331.43                    18494.87
  1993/12/31      17729.20                    18885.30
  1994/01/31      17929.87                    19100.97
  1994/02/28      17434.49                    18606.25
  1994/03/31      16542.93                    17848.60
  1994/04/30      16612.41                    17999.96
  1994/05/31      16726.79                    18156.02
  1994/06/30      16555.86                    18045.09
  1994/07/31      16893.28                    18375.85
  1994/08/31      16951.44                    18439.43
  1994/09/30      16691.34                    18168.74
  1994/10/31      16281.84                    17846.07
  1994/11/30      15881.95                    17523.41
  1994/12/31      16154.55                    17909.10
  1995/01/31      16733.42                    18420.94
  1995/02/28      17275.64                    18956.62
  1995/03/31      17453.07                    19174.43
  1995/04/30      17456.39                    19197.06
  1995/05/31      18042.36                    19809.64
  1995/06/30      17808.24                    19637.29
  1995/07/31      17971.09                    19823.46
  1995/08/31      18181.26                    20074.82
  1995/09/30      18343.13                    20201.89
  1995/10/31      18651.92                    20495.63
  1995/11/30      19022.88                    20835.65
  1995/12/31      19251.92                    21035.88
  1996/01/31      19369.11                    21194.70
  1996/02/29      19219.60                    21051.64
  1996/03/31      18926.12                    20782.60
  1996/04/30      18864.19                    20723.78
  1996/05/31      18850.69                    20715.49
  1996/06/30      19100.18                    20941.08
  1996/07/31      19286.43                    21131.65
  1996/08/30      19321.18                    21126.58
IMATRL PRASUN   SHR__CHT 19960831 19960911 145028 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity California Municipal Income Fund on August 31, 1986. As the chart shows, by August 31, 1996, the value of the investment would have grown to $19,321 - a 93.21% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,129 - a 111.29% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONT
      HS         YEAR ENDED
      ENDED      FEBRUARY      YEARS ENDED FEBRUARY 28,
      AUGUST 3   29,
      1,

      1996       1996          1995                       1994   1993   1992

Dividend return 2.63% 5.86% 5.96% 5.82% 6.89% 6.88%

Capital appreciation
 return -2.10%  5.39% -6.87% -0.41%  7.34% 2.66%

Total return 0.53% 11.25% -0.91% 5.41% 14.23% 9.54%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1996            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.07(cents)   30.46(cents)   61.05(cents)

Annualized dividend rate                 5.14%         5.28%          5.29%

30-day annualized yield                  5.00%         -              -

30-day annualized tax-equivalent yield   8.61%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.61 over the past month, $11.44 over the past six months and $11.55 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1996 federal and state tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six- and 12-month periods ended August 31, 1996, the fund had a total return of 0.53% and 6.27%, respectively. The California municipal debt funds average, as tracked by Lipper Analytical Services, returned 0.05% for the same six-month period and 5.67% for the past year. Additionally, the Lehman Brothers California Municipal Bond Index was 0.16% for the six-month and 5.99% for the one-year period.
Q. WE UNDERSTAND THERE WERE SOME RECENT INVESTMENT POLICY CHANGES.
A. That's correct. As of June 24, 1996, the fund reserves the right to invest up to 5% of its assets - down from one-third - in below-investment-grade securities. The fund does not intend to seek out the lower-quality, below-investment-grade bonds. Instead, this change helps the fund maintain a degree of flexibility under unusual circumstances. Further, Fidelity now uses two additional agencies to determine the credit quality of the fund's bonds. Ratings from Duff & Phelps Rating Co. and Fitch Investors Service, L.P., are being employed, along with those from Moody's Investors Service and Standard & Poor's that Fidelity had used previously.
Q. MUNICIPAL BONDS PERFORMED RELATIVELY WELL IN THE FIRST HALF OF THE PERIOD. HOW HAVE MUNICIPALS FARED OVER THE PAST SIX MONTHS?
A. Bond prices have fallen and their yields have risen in response to reports indicating surprising strength in the economy. Investors often worry that a strong economy will ignite a new round of inflation, which erodes the value of fixed-income investments. For the municipal bond market, however, performance relative to the U.S. Treasury market was favorable because of fading fears of radical tax reform and a strong supply/demand environment. To get a sense of relative performance, it's worth examining the ratio of municipal yields to Treasury yields - expressed in percentage terms. A move from a higher percentage to a lower percentage shows that municipal bonds have outperformed Treasuries. Six months ago, the ratio of 30-year AAA municipal general obligation bonds to 30-year Treasuries stood at about 88%; at the end of August it stood at about 83%.
Q. THE CALIFORNIA ECONOMY HAS IMPROVED A GREAT DEAL OVER THE PAST YEAR. DID THIS AFFECT YOUR STRATEGY?
A. Yes, it did. I added some general obligation bonds (GOs) issued by the state, which are backed by the full faith and credit of the state. A GO is repaid by general revenue, in contrast to revenue from a specific facility or project built with borrowed funds. Because of the strength of California's economic rebound, the state collected revenues that were well ahead of budget. I felt that this might lead to an upgrade of the state's credit rating. That's what happened when Standard & Poor's upgraded the state's debt in July. During the period, state-backed GO bonds did well and helped the fund's performance.
Q. IN THE LAST SHAREHOLDER REPORT, YOU DISCUSSED HOW YOU HAD EMPHASIZED INTERMEDIATE-TERM BONDS. DID YOU CONTINUE TO DO THAT OVER THE PAST SIX MONTHS AS WELL?
A. Yes I did. The yield curve - a graphical representation of the yields bonds of various maturities pay - flattened during the past six months. When the yield curve flattened, longer-term bonds didn't reward investors with as much additional yield over intermediate-term bonds as they did when the curve was steeper. In my view, many longer-term bonds didn't offer enough yield for the added risk, and intermediate bonds were more attractive on a risk/return basis.
Q. HAVE YOU RAISED THE FUND'S ALTERNATIVE MINIMUM TAX (AMT) BOND POSITION FOLLOWING THE CHANGE TO THE FUND'S AMT POLICY EARLIER THIS YEAR?
A. Not really. Basically, during the period, I did not find many AMT bonds selling at prices I would consider attractive. That said, I believe this policy change gives me an effective tool in managing the fund. That's because AMT bonds typically offer higher yields than other municipal securities of comparable maturity without necessarily involving higher credit risk.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In hindsight, I wish I had bought more housing bonds. In rising interest- rate environments, housing bonds have historically outperformed other municipal securities.
Q. WHAT'S YOUR OUTLOOK?
A. With the presidential election coming up, there's the potential for tax reform becoming an issue again. Should this occur, municipals may not be able to continue their strong performance relative to Treasuries. But from a technical standpoint, I'm cautiously optimistic. If supply remains at current levels and demand holds firm, it would most likely be a positive for the municipal market. But no matter what the direction of the municipal market, I'll continue to concentrate on identifying securities that I think have the potential to outperform the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California residents
START DATE: July 7, 1984
SIZE: as of August 31, 1996,
more than $477 million
MANAGER: Jonathan Short,
since March 1995; manager,
Spartan Florida Municipal
Income, since May 1996;
Fidelity Advisor California
Municipal Income, since
February 1996; Spartan
Arizona Municipal Income,
since 1995; Spartan
California Municipal
Income, Spartan California
Intermediate Municipal
Income, Fidelity California
Insured Municipal Income,
and Fidelity Minnesota
Municipal Income, since
1995; joined Fidelity in 1990
(checkmark)
JONATHAN SHORT ON CALIFORNIA'S
ECONOMY:
"During the past six months,
the California municipal
market has experienced a
number of positive
developments. Chief among
them was the rebound of
California's economy.
Heightened activity in the
international trade,
technology and entertainment
sectors was the primary fuel
for the state's economic
growth. In fact, the state has
had higher job growth than
the nation as a whole over the
past year. The housing sector
seems to be the last piece of
the puzzle left to fall into
place, and we've seen some
recent - albeit slight -
improvement in that sector as
well.
"The fact that Orange County
emerged from bankruptcy -
a year and a half after it filed
- also was a positive for the
California muni market.
Finally, the state received a
credit upgrade from two of the
major rating agencies in 1996.
Fitch Investors Service and
Standard & Poor's upgraded
California's municipal debt to
A+ from A."
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1996
                      % OF FUND'S   % OF FUND'S INVESTMENT
                      INVESTMENTS   S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation    26.5          25.4

Electric Revenue      13.4          11.8

Special Tax           12.3          12.0

Health Care           11.4          12.3

Water & Sewer         10.3          10.9

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years   15.2   15.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   7.8   7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996
Aaa 40.2%
Aa, A 39.3%
Baa 13.2%
Caa 0.0%
Non-rated 4.0%
Short-term
investments 3.3%
Aaa 40.2%
Aa, A 38.5%
Baa 14.7%
Caa 0.5%
Non-rated 4.4%
Short-term
investments 1.7%
Row: 1, Col: 1, Value: 40.2
Row: 1, Col: 2, Value: 39.3
Row: 1, Col: 3, Value: 13.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 6, Value: 3.3
Row: 1, Col: 1, Value: 39.2
Row: 1, Col: 2, Value: 37.8
Row: 1, Col: 3, Value: 14.7
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 4.4
Row: 1, Col: 6, Value: 2.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 96.7%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 96.7%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa $ 4,100,000 $ 4,074,375
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A, 7.50%
2/20/31 (GNMA Coll.)  -  2,615,000  2,677,106
Buena Park Commty. Redev. Agcy. Tax Allocation
Rfdg. (Central Business Dist. Proj.)
7.10% 9/1/14  BBB+  2,000,000  2,067,500
Burbank Redev. Agcy. Tax Allocation Series A,
5.75% 12/1/08  Baa1  2,300,000  2,277,000
California Dept. of Wtr. Resources
(Center Valley Proj.) Series J-3,
5.90% 12/1/05  Aa  1,005,000  1,064,044
California Edl. Facs. Auth. Rev.
(Stanford Univ.) Series J, 6% 11/1/16  Aaa  1,955,000  1,989,213
California Gen. Oblig.:
 Unltd. Tax 6.40% 2/1/05  A1  1,685,000  1,826,119
 6.10% 11/1/01  A1  1,250,000  1,325,000
 6% 9/1/03  A1  4,000,000  4,240,000
 7% 10/1/04  A1  1,000,000  1,123,750
 6.90% 4/1/05  A1  1,350,000  1,510,313
 6.50% 2/1/07  A1  1,000,000  1,093,750
 6% 10/1/08  A1  1,500,000  1,578,750
 4.75% 9/1/10  A1  1,400,000  1,265,250
 6.50% 9/1/10  A1  2,400,000  2,619,000
 7% 10/1/10  A1  1,000,000  1,140,000
 5.25% 10/1/13  A1  1,700,000  1,589,500
 5.25% 10/1/14  A1  3,000,000  2,816,250
 6.25% 10/1/19  A1  2,200,000  2,384,250
California Health Facs. Fing. Auth. Rev.:
 Rfdg. (Alexian Brothers, San Jose):
  7.05% 1/1/09 (MBIA Insured)  Aaa  4,500,000  4,843,125
  7.125% 1/1/16 (MBIA Insured)  Aaa  2,510,000  2,688,838
 Rfdg. (Children's Hosp.) Series A, 6% 7/1/05
 (MBIA Insured)  Aaa  1,850,000  1,954,063
 (Gould Med. Foundation)
 Series A, 7.30% 4/1/20
  (Escrowed to Maturity) (c)  A  3,000,000  3,315,000
 (Kaiser Permanente Health Sys.) Series A:
  0% 10/1/09  Aa3  7,140,000  3,382,575
  0% 10/1/10  Aa3  3,795,000  1,674,544
 (St. Elizabeth Hosp. Proj.) 6.30% 11/15/15
 (Pre-Refunded to 11/15/02 @ 102) (c)  A1  1,000,000  1,093,750
 (Sacramento Med. Foundation) Series F,
 7.875% 6/1/18  A  1,000,000  1,058,750
 (Summit Medical Ctr.) Series A,
 5.50% 5/1/05 (FSA Insured)  Aaa  1,200,000  1,216,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Series A, 5% 8/1/03 (MBIA Insured)  Aaa $ 2,000,000 $ 1,980,000
 Series F, 7.875% 8/1/19  Aa  785,000  810,513
California Industry Urban Ind. Dev. Agcy. Rev.:
 (Civic Recreational Proj.#1-A)
 7.375% 5/1/12  -  7,990,000  8,257,905
 (Civic Recreational Proj.#1-B)
 7.375% 5/1/15  -  245,000  253,215
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
 Rfdg. (San Diego Gas & Elec.) Series A,
 5.90% 6/1/14  A2  2,000,000  2,017,500
 (General Motors Corp.) 5.50% 4/1/08  A3  1,500,000  1,460,625
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  945,000  1,001,700
California Pub. Works Board Lease Rev.:
 Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  3,250,000  2,904,688
 (California Univ. Proj.):
  Series A:
   6.50% 9/1/03  A  1,045,000  1,122,069
   5.50% 6/1/10  A1  1,915,000  1,879,094
   5.50% 6/1/14  A1  10,775,000  10,236,250
  Series B:
   5.25% 6/1/07  A1  2,965,000  2,909,406
   6.40% 12/1/09  A1  1,000,000  1,071,250
   5.55% 6/1/10  A1  3,195,000  3,127,106
   5.50% 6/1/14  A1  2,750,000  2,567,813
 (Corcoran II) Series A, 6%1/1/05
 (AMBAC Insured)  Aaa  3,000,000  3,172,500
 (Dept. Correction State Prisons, Susanville):
  Series D, 5.25% 6/1/15
  (FSA Insured)  Aaa  2,000,000  1,877,500
 (Madera State Prison) Series E:
  5.50% 6/1/15  A  1,750,000  1,647,188
  5.50% 6/1/19  A  2,000,000  1,837,500
 5% 6/1/06  A1  1,730,000  1,680,263
 6.30% 10/1/10  A  2,000,000  2,087,500
California Rural Home Mtg. Fin. 4.45% 8/1/01
(MBIA Insured)  Aaa  2,500,000  2,459,375
California Statewide Commty. Dev. Corp.
Ctfs. of Prtn.:
  Rfdg. (Insured Hosp.) (Triad Healthcare)
  6.25% 8/1/06  A  2,000,000  2,045,000
  (Catholic Healthcare) 7.2628% 7/1/13
  (MBIA Insured), INFL (h)  Aaa  2,000,000  1,867,500
  (Children's Hosp.) 6% 6/1/13
  (MBIA Insured)  Aaa  900,000  924,750
  (Odd Fellows) 5.375% 10/1/13  A+  2,500,000  2,309,375
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Corp.
Ctfs. of Prtn.: - continued
  (St. Joseph Health Sys.):
   5.50% 7/1/14  Aa $ 3,500,000 $ 3,298,750
   5.50% 7/1/23  Aa  1,500,000  1,385,625
  (Sisters of Charity Leavenworth)
  5% 12/1/23  Aa  5,375,000  4,609,063
  (Villaview Commty. Hosp. Inc.) Series A,
  7% 9/1/09  A  1,000,000  1,072,500
Campbell Ctfs. of Prtn. Rfdg. (Civic Center Proj.)
6% 10/1/18  A  2,400,000  2,310,000
Carson Redev. Agcy. Rfdg. Tax Allocation:
 Redev. Proj. Area #1:
  6.375% 10/1/12  Baa1  1,500,000  1,505,625
  6.375% 10/1/16  Baa1  1,000,000  996,250
 Redev. Proj. Area #2
  6% 10/1/13  Baa  1,750,000  1,701,875
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Prog.) Series A:
  7.25% 8/1/08 (MBIA Insured)  Aaa  1,500,000  1,741,875
  7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,811,075
Central California Joint Pwrs. Health Fing. Auth. Ctfs.
of Prtn. Rfdg. (Commty. Hosp. of Central
California Proj.) 5% 2/1/23  A  3,520,000  2,864,400
Central Valley Fing. Auth. Rev. (Cogeneration Proj.)
(Carson Ice Gen. Proj.):
  5.80% 7/1/04  BBB-  1,500,000  1,513,125
  6% 7/1/09  BBB-  1,750,000  1,712,813
  6.10% 7/1/13  BBB-  1,000,000  980,000
  6.20% 7/1/20  BBB-  2,450,000  2,391,813
Contra Costa County Ctfs. of Prtn.
(Merrithew Mem. Hosp.):
  (Capital Appreciation) 0% 11/1/13  A1  6,805,000  2,373,244
  0% 11/1/07  A1  4,615,000  2,394,031
Contra Costa Trans. Auth. Sales Tax Rev. Series A,
6% 3/1/06 (FGIC Insured)  Aaa  2,500,000  2,659,375
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
 6.392% 7/28/20 (FSA Insured)  Aaa  5,200,000  5,304,000
Duarte Ctfs of Prtn. (City of Hope Nat'l.
Medical Ctr.) 6.25% 4/1/23  Baa1  3,000,000  2,898,750
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
 5.75% 6/1/04 (MBIA Insured)  Aaa  4,000,000  4,190,000
 6.10% 6/1/07  A1  1,250,000  1,318,750
 6% 6/1/09 (AMBAC Insured)  Aaa  1,000,000  1,033,750
East Bay Reg. Park Dist. Series C:
 6.50% 9/1/02 (FGIC Insured)  Aaa  1,220,000  1,329,800
 6.50% 9/1/03 (FGIC Insured)  Aaa  1,285,000  1,408,681
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev.
Ctfs. of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa $ 1,600,000 $ 1,792,000
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1) 6.50% 12/1/07
(AMBAC Insured)  Aaa  840,000  928,200
Encintas Unified School Dist. (Cap. Appreciation)
0% 8/1/04 (MBIA Insured)  Aaa  1,250,000  829,688
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Jurupa Hills):
  Series 1992 A, 7.10% 10/1/23  BBB  2,495,000  2,548,019
  Series A, 7% 10/1/14  BBB+  2,300,000  2,357,500
Foothill/Eastern Trans. Toll Rd. Rev. Sr. Lien
Series A, 6% 1/1/16  Baa  4,750,000  4,613,438
Foster City Pub. Fing. Auth. Rev.
(Foster City Commty. Dev. Proj.) Series A:
  6% 9/1/06  A-  1,355,000  1,373,631
  6% 9/1/07  A-  1,440,000  1,465,200
  6% 9/1/13  A-  1,925,000  1,874,469
Fountain Valley Agcy. for Commty. Dev. Tax
Allocation (Ind. Area Redev. Proj.)
9.10% 1/1/15  BBB+  1,745,000  1,783,914
Intermodal Container Transfer Facs. Joint Pwr.
Auth. Rev. Rfdg. Series 1989 A, 7.70% 11/1/14,
LOC Industrial Bank of Japan  A1  1,500,000  1,558,125
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy.
Local Pool Rev.:
  7.875% 2/15/23  A+  390,000  406,575
  8.25% 8/15/23  A+  13,175,000  14,014,906
Kern High School Dist. Gen. Oblig.
7% 8/1/09 (Escrowed to Maturity)(c)  A  1,090,000  1,249,413
Kings River Conservation Dist. Rev. Rfdg. (Pine
Flat Pwr. Rev.) Series D, 6.375% 1/1/12  Aa  3,830,000  3,992,775
La Quinta Redev. Agcy. Rfdg. (Tax Allocation Proj.
Area #1) 7.30% 9/1/05 (MBIA Insured)  Aaa  1,000,000  1,157,500
Livermore Redev. Agcy. Tax Allocation Rev.
(Livermore Redev. Proj.)
Series A, 7.75% 8/1/09  -  1,000,000  1,022,560
Local Gov't. Fin. Auth. Rev.
(Oakland Central Dist.) 0% 9/1/08  Aaa  3,710,000  1,901,375
Los Angeles Ctfs. of Prtn. (Health Facs.
Construction Loan) (Bay Harbor Hosp.)
7.30% 4/1/20  A  2,000,000  2,115,000
Los Angeles County Ctfs. of Prtn.:
 (Correctional Facs.)
 0%, 9/1/10 (MBIA Insured)  Aaa  3,770,000  1,658,800
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Ctfs. of Prtn.: - continued
 (Disney Parking Proj.):
  0% 3/1/11  Baa1 $ 1,950,000 $ 748,313
  0% 3/1/13  Baa1  2,835,000  939,094
  0% 9/1/17  Baa1  3,370,000  800,375
  0% 3/1/18  Baa1  3,000,000  690,000
 (Disney Parking Proj.) (Cap. Appreciation)
  0% 3/1/20  Baa1  1,000,000  200,000
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev. (Prop. C) (Series A):
  5.90% 7/1/03 (AMBAC Insured)  Aaa  1,655,000  1,754,300
  5.90% 7/1/04 (AMBAC Insured)  Aaa  2,100,000  2,228,625
  5.90% 7/1/07 (AMBAC Insured)  Aaa  1,730,000  1,822,988
  5.90% 7/1/08 (AMBAC Insured)  Aaa  1,030,000  1,080,213
Los Angeles Dept. Arpt. Rev. Rfdg. Series A,
5.50% 5/15/08 (FGIC Insured)  Aaa  2,390,000  2,398,963
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18
(Escrowed to Maturity) (c)  Aa  7,540,000  9,076,275
Los Angeles Wastewater Sys. Rev.:
 Rfdg. Series D, 5.20% 11/1/21
 (FGIC Insured)  Aaa  2,000,000  1,807,500
 6% 2/1/04 (FGIC Insured)  Aaa  1,500,000  1,586,250
Madera County Ctfs. Prtn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  500,000  535,625
Modesto Irrigation Dist. Ctfs. of Prtn.:
 Rfdg. & Cap. Impts. Series A:
  0% 10/1/05 (MBIA Insured)  Aaa  2,140,000  1,324,125
  0% 10/1/08 (MBIA Insured)  Aaa  2,270,000  1,157,700
 (Geysers Geothermal Pwr. Proj.) Series 1986,
 5% 10/1/17  A1  5,000,000  4,281,250
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Crossover Rfdg. (Geothermal Proj. #3) Series A,
 5.50% 7/1/05 (AMBAC Insured) (g)   Aaa  2,250,000  2,314,688
 Rfdg. (Geothermal Proj.) Series A, 5.80% 7/1/09
 (AMBAC Insured)  Aaa  1,875,000  1,935,938
 Rfdg. (Geothermal Proj. #3-B) 5.50% 7/1/01
 (AMBAC Insured)  Aaa  1,500,000  1,550,625
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 @ 100) (c)  Aaa  1,355,000  1,644,631
Northern California Transmission Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)  Aaa  7,000,000  8,058,750
Oakland Ctfs. of Prtn. Rfdg. (Oakland Museum)
Series A, 0%, 4/1/07 (AMBAC Insured)  Aaa  2,750,000  1,550,313
Ontario Redev. Fing. Auth. Rev.
(Cap. Appreciation Proj. #1) (Ctr. City)
0% 8/1/10 (MBIA Insured)  Aaa  3,255,000  1,468,819
Ontario Redev. Fing. Auth. 6.85% 8/1/09
(MBIA Insured)  Aaa  1,135,000  1,275,456
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Baa $ 2,500,000 $ 2,362,500
Orange County Local Trans. Auth. Sales Tax Rev.
First Series-Measure M, 6% 2/15/08
(AMBAC Insured)  Aaa  1,250,000  1,307,813
Palm Desert Fing. Auth. Tax Allocation
6.3675% 4/1/22 (MBIA Insured)  Aaa  6,000,000  6,127,500
Palm Springs Ctfs. of Prtn. (Muni. Golf Course
Expansion Proj.) 7.40% 11/1/18  BBB+  1,750,000  1,820,000
Pasadena Ctfs. of Prtn. Rfdg. (Old Pasadena
Pkg. Facs. Proj.) 6.25% 1/1/18  A1  1,600,000  1,642,000
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A, 3.75% 7/1/12  A  8,830,000  6,931,550
Pleasanton Joint Pwrs. Fing. Auth. Rev.
Reassessment Series A:
  5.70% 9/2/01  Baa  1,240,000  1,272,550
  5.80% 9/2/02  Baa  2,880,000  2,966,400
  6.15% 9/2/12  Baa  2,895,000  2,873,288
Port Oakland Port. Rev. Rfdg. Series F:
 0% 11/1/06 (MBIA Insured)  Aaa  1,640,000  955,300
 0% 11/1/07 (MBIA Insured)  Aaa  4,250,000  2,305,625
 0% 11/1/08 (MBIA Insured)  Aaa  1,770,000  898,275
Rancho Wtr. Dist. Fing. Auth.
Rev. Rfdg. 6.50% 11/1/04 (FGIC Insured)  Aaa  1,985,000  2,176,056
Rancho Mirage Joint Pwrs. Fing. Auth. Ctfs. of
Prtn. (Eisenhower Mem. Hosp.) 7% 3/1/22  A  3,300,000  3,456,750
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.)
Series A, 6.50% 6/1/12  A  7,000,000  7,280,000
Riverside Unified School Dist. Ctfs. of Prtn. (Cap.
Appreciation Land Acquisition Proj.) Series B,
0% 9/1/26 (FSA Insured) (d)  Aaa  1,940,000  1,772,675
Riverside County. Trans. Commission Sales Tax Rev.
Series A, 5.30% 6/1/02 (AMBAC Insured)  Aaa  1,000,000  1,022,500
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.375% 11/1/14 (AMBAC Insured)  Aaa  2,225,000  2,133,219
Sacramento Cogeneration Auth. Cogeneration Proj.
Rev. (Procter & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,000,000  1,008,750
  5.90% 7/1/02  BBB-  1,000,000  1,021,250
  6.375% 7/1/10  BBB-  700,000  707,000
  6.50% 7/1/14  BBB-  1,000,000  1,016,250
Sacramento Muni. Util. Dist. Elec. Rev.:
 Rfdg. Series G, 6.5%, 9/1/13  Aaa  2,100,000  2,294,250
 1.76% 11/15/08 (FGIC Insured) (e)  Aaa  7,000,000  6,168,750
 6.30% 8/15/18 (FGIC Insured)  Aaa  3,500,000  3,596,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Sacramento Pwr. Auth. Cogeneration
Proj. Rev.:
  6.50% 7/1/06  BBB- $ 3,000,000 $ 3,146,250
  6.50% 7/1/07  BBB-  1,000,000  1,040,000
San Bernardino County Ctfs. of Prtn.:
 Rfdg. (Med. Ctr. Proj.) 5% 8/1/26  Baa1  1,000,000  813,750
 (Cap. Facs. Proj.) Series B, 6.875% 8/1/24
 (Escrowed to Maturity) (c)  Baa1  2,500,000  2,884,375
 (Med. Ctr. Fin.) 5.50% 8/1/22  Baa1  5,500,000  4,908,750
San Diego County Reg'l. Trans. Commission Sales
Tax Rev. Second Series A:
  6.25% 4/1/03 (FGIC Insured)  Aaa  4,000,000  4,300,000
  6% 4/1/04 (FGIC Insured)  Aaa  2,875,000  3,054,688
San Diego County Reg'l. Trans. 5.25% 4/1/02
(FGIC Insured)  Aaa  2,000,000  2,032,500
San Diego County Wtr. Auth. Ctfs. of Prtn.
5.632% 4/25/07 (FGIC Insured)  Aaa  2,500,000  2,531,250
San Diego Multi-Family Hsg. Rev. (Island
Gardens Apts. Proj.) Series B, (GNMA Coll.)
9.50% 10/20/20  Aaa  1,585,000  1,618,935
San Diego Pub. Facs. Fing. Swr. 6% 5/15/07
(FGIC Insured)  Aaa  1,500,000  1,591,875
San Diego Swr. Rev. Series A, 5% 5/15/13
(AMBAC Insured)  Aaa  2,000,000  1,822,500
San Francisco City & County Gen. Oblig.:
 Series 95 A & B, 6.50% 6/15/03
  (FGIC Insured)  Aaa  1,500,000  1,633,125
 7.20% 9/1/01  A1  625,000  654,844
San Francisco City & County Public Safety Impt.
Proj. Series B, 7.20% 6/15/05  A1  1,000,000  1,062,500
San Francisco City & County School Dist. Facs.
Impt. Proj. Series C, 6.20% 6/15/11
(FGIC Insured)  Aaa  1,755,000  1,831,781
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/08 (AMBAC Insured)  Aaa  2,000,000  2,057,500
San Francisco Bay Area Rapid Transit Dist.
Sales Tax Rev. Rfdg. 6.75% 7/1/10
(AMBAC Insured)  Aaa  1,500,000  1,680,000
San Francisco City & County Redev. Agcy.
7.75% 9/1/06  -  9,000,000  9,442,980
San Francisco City & County Redev. Fing. Auth.
Tax Allocation Rev. Series A:
  0% 8/1/06 (FGIC Insured)  Aaa  1,035,000  613,238
  0% 8/1/07 (FGIC Insured)  Aaa  1,085,000  600,819
  0% 8/1/09 (FGIC Insured)  Aaa  1,085,000  522,156
  0% 8/1/08 (FGIC Insured)  Aaa  1,085,000  561,488
  0% 8/1/10 (FGIC Insured)  Aaa  1,085,000  489,606
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen.
Svc. Lease) Series A, 5% 10/1/08  A $ 1,320,000 $ 1,254,000
San Joaquin County Ctfs. of Prtn.
(General Hosp. Proj.) 5.70% 9/1/01  A  1,000,000  1,011,250
San Jose Ctfs. of Prtn. Rfdg. (Communication
Ctr. Proj.) 6.50% 5/1/10 (MBIA Insured)  Aaa  3,500,000  3,740,625
Santa Ana Commty Redev. Agcy. Tax Allocation
(Santa Ana Redev Proj. Area) Series B,
6.50% 12/15/14  Aaa  855,000  910,575
Santa Clara County Fing. Lease Auth. Rev.
(VMC Fac. Replacement Proj. A) 7.75%
11/15/09 (AMBAC Insured)  Aaa  3,725,000  4,507,250
Santa Clara Elec. Rev. Series B, 0% 7/1/06
(MBIA Insured)  Aaa  2,080,000  1,232,400
Santa Margarita-Dana Point Auth. Rev.
(Impt. Dists 1-2-2A 8) Series A:
  7.25% 8/1/07 (MBIA Insured)  Aaa  2,200,000  2,552,000
  7.25% 8/1/12 (MBIA Insured)  Aaa  1,865,000  2,177,388
Sequoia Hosp. Dist. Rev. 5.375% 8/15/13  Baa  2,875,000  2,461,719
Southern California Metropolitan Wtr. Dist. Rev.:
 5% 3/1/02  Aaa  2,000,000  2,022,500
 5.75% 7/1/09  Aa  3,000,000  3,082,500
 5.75% 8/12/18  Aa  5,000,000  4,850,000
 5% 7/1/20  Aa  2,515,000  2,184,906
 7.661% 8/5/22, INFL (h)  Aa  1,300,000  1,265,875
South Orange County Pub. Fin. Auth. Spl. Tax Rev.:
 (Foothill Area) Series C,
 7.50% 8/15/06 (FGIC Insured)  Aaa  2,000,000  2,355,000
 (Sr. Lien) Series A, 7% 9/1/09 (MBIA Insured)  Aaa  3,000,000  3,416,250
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:
 Rfdg. (Mead Adelanto Proj.) Series A,
 4.75% 7/1/16 (AMBAC Insured)  Aaa  2,000,000  1,725,000
 Rfdg. (Palo Verde Proj.) Series A, 6% 7/1/07
 (AMBAC Insured)  Aaa  1,000,000  1,057,500
 (Multiple Proj.):
  6.75% 7/1/10  A  1,400,000  1,533,000
  6.75% 7/1/11  A  4,000,000  4,375,000
Southern California Pub. Pwr. Auth. Transmission
Proj. Rev. Rfdg. (Sub Southern Transmission)
Series A, 6% 7/1/06 (MBIA Insured)  Aaa  1,000,000  1,061,250
Stanislaus County Ctfs. of Prtn. 5.25% 5/1/14
(MBIA Insured)  Aaa  1,500,000  1,402,500
Sulphur Springs Unified School Dist. Series A:
 0% 9/1/07 (MBIA Insured)  Aaa  4,445,000  2,433,638
 0% 9/1/09 (MBIA Insured)  Aaa  2,485,000  1,189,694
Tri-City Hosp. Dist. Rev. Rfdg. Series B,
6% 2/15/05 (MBIA Insured) (f)  Aaa  1,710,000  1,784,813
Univ. of California Rev. (Multiple Purpose Projs.)
Series D, 6.10% 9/1/10 (MBIA Insured)  Aaa  2,000,000  2,070,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Upland Ctfs. of Prtn. (San Antonio Commty. Hosp.):
 5.25% 1/1/08  A $ 1,850,000 $ 1,745,938
 5.25% 1/1/13  A  5,500,000  4,874,375
 5% 1/1/18  A  2,000,000  1,670,000
West Covina Ctfs. of Prtn. (Queen of the Valley
Hosp.) 6.50% 8/15/24  A  1,100,000  1,113,733
TOTAL MUNICIPAL BONDS
(Cost $448,208,977)  $ 462,147,064
MUNICIPAL NOTES (A) - 3.3%
CALIFORNIA - 3.3%
California Gen. Oblig. CP 3.30% 9/18/96  P-1  2,000,000  1,999,860
California Gen. Oblig. RAN 4.50% 6/30/97  MIG 1  2,000,000  2,011,120
California Poll. Cont. Fing. Auth. Resource
Recovery Rev., VRDN (i):
  (Burney Forest Products Proj.) Series 1989 A,
  3.70%, LOC Fleet Bank  P-1  400,000  400,000
  (Malaga Proj.) Series A, 3.95%, LOC Bank
  of America Nat'l. Trust & Savings  P-1  1,400,000  1,400,000
Los Angeles Gen. Oblig. TRAN,
Series 1996-1997, 4.50% 6/30/97  MIG 1  3,000,000  3,015,060
Los Angeles County Metropolitan Trans. Auth.
Participating VRDN (j):
 Series SG-46, 3.65% (Liquidity Facility Societe
 Generale France)  Aaa  1,400,000  1,400,000
 Series SGB-1, 3.55% (Liquidity Facility
 Societe Generale France)  Aaa  1,000,000  1,000,000
Orange County Sanitation Dist. Cap. Impt. Prog.
1990-1992 Series A, (Dist. 1,2,3,5,6,7,11,13,14)
3.75%, LOC Nat'l. Westminster Bank, VRDN VMIG 1 4,100,000 4,100,000 Orange County Wtr. Dist. Ctfs. of Prtn. Rev.
Series 1990 B, 3.60%,
LOC Nat'l. Westminster Bank, VRDN  VMIG 1  500,000  500,000
TOTAL MUNICIPAL NOTES
(Cost $15,824,045)   15,826,040
TOTAL INVESTMENTS - 100%
(Cost $464,033,022)  $ 477,973,104
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
14  Municipal Bond Contracts   Sep. 1996 $ 1,535,314 $ 55,873
5  30-Year Treasury Bond Contracts   Sep. 1996  545,045  (8,483)
        $ 47,390
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.4%
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
INFL - Inverse Floating Rate Security
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(f) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(g) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $360,063.
(h) Coupon is inversely indexed to a floating interest rate. The price will be more volatile that the price of a comparable fixed rate security. The rate shown is the rate at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.8% AAA, AA, A 79.8%
Baa  7.9% BBB 8.8%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.6% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 4.0%. FMR has determine that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.5%
Electric Revenue   13.4
Special Tax   12.3
Health Care   11.4
Water & Sewer   10.3
Lease Revenue   10.1
Escrowed/Pre-refunded   6.2
Others (individually less than 5%)    9.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $464,033,022. Net unrealized appreciation aggregated $13,940,082, of which $19,151,775 related to appreciated investment securities and $5,211,693 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $7,043,000 of which $2,270,000 will expire on February 28, 2003 and $4,773,000 will expire on February 29, 2004.
At February 29, 1996, the fund was required to defer approximately $3,577,000 of losses on futures contracts.
FIDELITY CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS (UNAUDITED)


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $464,033,022) -                 $ 477,973,104
See accompanying schedule

Receivable for investments sold                                           2,800,670

Interest receivable                                                       6,756,828

 TOTAL ASSETS                                                             487,530,602

LIABILITIES

Payable to custodian bank                                   $ 2,700

Payable for investments purchased                            6,928,039
Regular delivery

 Delayed delivery                                            1,784,265

Payable for fund shares redeemed                             438,340

Distributions payable                                        601,580

Accrued management fee                                       159,160

Payable for daily variation on futures contracts             10,188

Other payables and accrued expenses                          100,672

 TOTAL LIABILITIES                                                        10,024,944

NET ASSETS                                                               $ 477,505,658

Net Assets consist of:

Paid in capital                                                          $ 473,573,692

Accumulated undistributed net realized gain (loss) on                     (10,055,506)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             13,987,472
investments

NET ASSETS, for 41,633,831 shares outstanding                            $ 477,505,658

NET ASSET VALUE, offering price and redemption price                      $11.47
per share ($477,505,658 (divided by) 41,633,831 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                          $ 14,124,377
Interest

EXPENSES

Management fee                                             $ 950,784

Transfer agent, accounting and custodian fees and           408,978
expenses

Non-interested trustees' compensation                       917

Registration fees                                           2,268

Audit                                                       22,961

Legal                                                       3,373

Miscellaneous                                               3,408

 Total expenses before reductions                           1,392,689

 Expense reductions                                         (1,799)         1,390,890

NET INVESTMENT INCOME                                                       12,733,487

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      760,834

 Futures contracts                                          (242,799)       518,035

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (11,319,831)

 Futures contracts                                          221,229         (11,098,602)

NET GAIN (LOSS)                                                             (10,580,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 2,152,920
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED AUGUST    FEBRUARY 29,
                                                          31,1996         1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 12,733,487    $ 26,643,639
Net investment income

 Net realized gain (loss)                                  518,035         (252,205)

 Change in net unrealized appreciation (depreciation)      (11,098,602)    25,696,878

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,152,920       52,088,312
FROM OPERATIONS

Distributions to shareholders                              (12,834,259)    (26,643,639)
From net investment income

 From net realized gain                                    (127,452)       -

 TOTAL DISTRIBUTIONS                                       (12,961,711)    (26,643,639)

Share transactions                                         35,730,009      95,232,766
Net proceeds from sales of shares

 Reinvestment of distributions                             9,203,433       18,770,502

 Cost of shares redeemed                                   (54,598,201)    (118,512,417)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (9,664,759)     (4,509,149)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (20,473,550)    20,935,524

NET ASSETS

 Beginning of period                                       497,979,208     477,043,684

 End of period (including undistributed net investment    $ 477,505,658   $ 497,979,208
income of $0 and $100,772, respectively)

OTHER INFORMATION
Shares

 Sold                                                      3,119,464       8,288,904

 Issued in reinvestment of distributions                   804,510         1,634,924

 Redeemed                                                  (4,777,838)     (10,325,933)

 Net increase (decrease)                                   (853,864)       (402,105)



 FINANCIAL HIGHLIGHTS    SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY             TEN MONTHS     YEAR ENDED
                         ENDED             FEBRUARY 29,   28,                              ENDED          APRIL 30,
                         AUGUST 31, 1996                                                   FEBRUARY 28,

                         (UNAUDITED)       1996           1995                    1994 C   1993           1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.720    $ 11.120    $ 12.100    $ 12.430    $ 11.540    $ 11.300

Income from Investment Operations                        .302        .625        .685        .719        .611        .744
Net investment income

 Net realized and unrealized gain (loss)                 (.244)      .597        (.830)      (.060)      .890        .240

 Total from investment operations                        .058        1.222       (.145)      .659        1.501       .984

Less Distributions                                       (.305)      (.622)      (.685)      (.719)      (.611)      (.744)
From net investment income

 From net realized gain                                  (.003)      -           (.150)      (.270)      -           -

 Total distributions                                     (.308)      (.622)      (.835)      (.989)      (.611)      (.744)

Net asset value, end of period                          $ 11.470    $ 11.720    $ 11.120    $ 12.100    $ 12.430    $ 11.540

TOTAL RETURN B                                           0.53%       11.25%      -0.91%      5.41%       13.40%      8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 477,506   $ 497,979   $ 477,044   $ 575,289   $ 586,791   $ 529,445

Ratio of expenses to average net assets                  .57%        .58%        .56%        .57%        .60%        .59%
                                                        A                                               A

Ratio of net investment income to average net assets     5.25%       5.44%       6.16%       5.78%       6.17%       6.52%
                                                        A                                               A

Portfolio turnover rate                                  21%         37%         29%         44%         32%         23%
                                                        A                                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1996                PAST 6   PAST 1   PAST 5   LIFE OF
                                             MONTHS   YEAR     YEARS    FUND

California Insured Municipal Income          0.00%    5.73%    39.19%   88.08%

Lehman Brothers California Insured 1-26 Ye   0.07%    6.16%    n/a      n/a
ar
Municipal Bond Index

California Insured Municipal Funds Averag    -0.39%   5.82%    41.98%   n/a
e

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on September 18, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Insured 1-26 Year Municipal Bond Index, which is a total return performance benchmark for insured California investment-grade municipal bonds with maturities between one and 26 years. To measure how the fund's performance stacked up against its peers, you can compare it to the California insured municipal funds average, which reflects the performance of 29 mutual funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                      PAST 1   PAST 5   LIFE OF
                                                   YEAR     YEARS    FUND

California Insured Municipal Income                5.73%    6.84%    6.55%

Lehman Brothers California Insured 1-26 Ye         6.16%    n/a      n/a
ar
Municipal Bond Index

California Insured Municipal Funds Averag          5.82%    7.26%    n/a
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960911 145023 S00000000000001
             CA Ins. Muni Income         LB Municipal Bond
             00403                       LB015
  1986/09/30      10000.00                    10000.00
  1986/10/31      10123.71                    10172.70
  1986/11/30      10256.02                    10374.22
  1986/12/31      10317.83                    10345.59
  1987/01/31      10603.31                    10657.09
  1987/02/28      10604.77                    10709.53
  1987/03/31      10513.44                    10596.01
  1987/04/30       9640.18                    10064.30
  1987/05/31       9517.04                    10014.38
  1987/06/30       9640.69                    10308.40
  1987/07/31       9744.95                    10413.55
  1987/08/31       9799.00                    10436.98
  1987/09/30       9216.27                    10052.17
  1987/10/31       9475.90                    10087.75
  1987/11/30       9702.91                    10351.14
  1987/12/31       9855.53                    10501.34
  1988/01/31      10443.18                    10875.39
  1988/02/29      10585.52                    10990.35
  1988/03/31      10158.72                    10862.86
  1988/04/30      10215.68                    10945.42
  1988/05/31      10227.00                    10913.79
  1988/06/30      10391.85                    11073.45
  1988/07/31      10423.95                    11145.65
  1988/08/31      10491.93                    11155.46
  1988/09/30      10696.79                    11357.37
  1988/10/31      11005.99                    11557.26
  1988/11/30      10859.51                    11451.40
  1988/12/31      10999.82                    11568.55
  1989/01/31      11198.36                    11807.79
  1989/02/28      11060.27                    11673.06
  1989/03/31      11063.14                    11645.16
  1989/04/30      11360.28                    11921.62
  1989/05/31      11588.22                    12169.23
  1989/06/30      11709.08                    12334.49
  1989/07/31      11830.70                    12502.36
  1989/08/31      11663.10                    12379.96
  1989/09/30      11677.92                    12343.07
  1989/10/31      11761.13                    12494.02
  1989/11/30      11946.85                    12712.67
  1989/12/31      11963.78                    12816.66
  1990/01/31      11852.69                    12756.04
  1990/02/28      12041.00                    12869.57
  1990/03/31      12032.81                    12873.43
  1990/04/30      11831.86                    12780.22
  1990/05/31      12136.60                    13059.21
  1990/06/30      12251.80                    13174.01
  1990/07/31      12443.18                    13367.66
  1990/08/31      12238.68                    13173.56
  1990/09/30      12279.77                    13181.07
  1990/10/31      12475.40                    13420.18
  1990/11/30      12762.40                    13690.06
  1990/12/31      12803.27                    13749.61
  1991/01/31      12895.57                    13934.13
  1991/02/28      12920.79                    14055.36
  1991/03/31      12921.08                    14060.42
  1991/04/30      13094.04                    14247.42
  1991/05/31      13228.25                    14374.08
  1991/06/30      13201.36                    14359.85
  1991/07/31      13390.41                    14534.75
  1991/08/31      13525.24                    14726.17
  1991/09/30      13718.23                    14917.91
  1991/10/31      13911.62                    15052.17
  1991/11/30      13925.97                    15094.17
  1991/12/31      14206.60                    15418.09
  1992/01/31      14265.69                    15453.24
  1992/02/29      14263.37                    15458.19
  1992/03/31      14280.07                    15463.90
  1992/04/30      14421.86                    15601.53
  1992/05/31      14609.32                    15785.16
  1992/06/30      14865.12                    16050.04
  1992/07/31      15355.50                    16531.22
  1992/08/31      15067.01                    16370.04
  1992/09/30      15167.23                    16477.10
  1992/10/31      14817.19                    16315.13
  1992/11/30      15241.60                    16607.33
  1992/12/31      15507.07                    16776.89
  1993/01/31      15684.80                    16972.01
  1993/02/28      16510.40                    17585.89
  1993/03/31      16288.65                    17400.00
  1993/04/30      16454.83                    17575.57
  1993/05/31      16533.51                    17674.35
  1993/06/30      16851.43                    17969.33
  1993/07/31      16807.85                    17992.87
  1993/08/31      17235.79                    18367.48
  1993/09/30      17447.88                    18576.69
  1993/10/31      17462.70                    18612.54
  1993/11/30      17209.66                    18448.56
  1993/12/31      17650.00                    18838.01
  1994/01/31      17870.42                    19053.14
  1994/02/28      17267.63                    18559.67
  1994/03/31      16270.05                    17803.92
  1994/04/30      16363.48                    17954.89
  1994/05/31      16507.00                    18110.56
  1994/06/30      16299.01                    17999.91
  1994/07/31      16659.91                    18329.85
  1994/08/31      16688.02                    18393.27
  1994/09/30      16343.39                    18123.25
  1994/10/31      15933.82                    17801.38
  1994/11/30      15521.36                    17479.54
  1994/12/31      15842.43                    17864.26
  1995/01/31      16471.78                    18374.82
  1995/02/28      17043.43                    18909.16
  1995/03/31      17175.11                    19126.43
  1995/04/30      17147.11                    19149.00
  1995/05/31      17768.46                    19760.04
  1995/06/30      17421.76                    19588.13
  1995/07/31      17552.24                    19773.82
  1995/08/31      17806.22                    20024.56
  1995/09/30      17951.64                    20151.31
  1995/10/31      18278.28                    20444.31
  1995/11/30      18710.01                    20783.48
  1995/12/31      18931.10                    20983.21
  1996/01/31      19062.00                    21141.63
  1996/02/29      18826.86                    20998.93
  1996/03/31      18561.81                    20730.56
  1996/04/30      18460.87                    20671.90
  1996/05/31      18433.83                    20663.63
  1996/06/30      18643.86                    20888.65
  1996/07/31      18838.52                    21078.74
  1996/08/31      18863.58                    21073.68
IMATRL PRASUN   SHR__CHT 19960831 19960911 145028 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity California Insured Municipal Income Fund on September 30, 1986, shortly after the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $18,826 - an 88.26% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,074- a 110.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONT
      HS         YEAR ENDED
      ENDED      FEBRUARY 29,   YEARS ENDED FEBRUARY 28,
      AUGUST 3
      1,

      1996       1996           1995                       1994   1993   1992

Dividend return 2.60% 5.48% 5.50% 5.35% 6.43% 6.48%

Capital appreciation
 return -2.60%  4.98% -6.80% -0.76%  9.32%  3.91%

Total return 0.00% 10.46% -1.30% 4.59% 15.75% 10.39%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1996            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.34(cents)   26.58(cents)   51.68(cents)

Annualized dividend rate                 5.01%         5.24%          5.08%

30-day annualized yield                  4.93%         -              -

30-day annualized tax-equivalent yield   8.49%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.21 over the past month, $10.07 over the past six months and $10.18 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1996 federal and state tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity California Insured Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six months ended August 31, 1996, the fund had a total return of 0.00%. For the past year it returned 5.73%. The California insured municipal debt funds average, as tracked by Lipper Analytical Services, was -0.39% for the past six months and 5.82% for the past year. Additionally, the Lehman Brothers California Insured 1-26 Year Municipal Bond Index returned 0.07% for the six-month period and 6.16% for the one-year period.
Q. WHAT ACCOUNTS FOR THE MUNICIPAL BOND MARKET'S WEAK SHOWING OVER THE PAST SIX MONTHS?
A. Nearly all bonds suffered a pullback primarily due to heightened inflation fears. Several consecutive monthly employment reports indicated that a surprising number of new jobs were created, which generally led investors to fret that the economy was growing at a quicker-than-expected pace. The main worry was that a fast-growing economy would translate into higher inflation, which could prompt the Federal Reserve Board to raise interest rates. Higher interest rates, of course, eat away at the value of bond holdings. Despite this negative backdrop, municipals performed well compared to Treasuries over the past six months as investors' fears of radical tax reform - which caused munis to lag Treasuries during 1995 - dissipated. During the period, there was also a number of bonds maturing and being called, or paid off, early by their issuer, which strengthened demand for municipals when this money was reinvested in the municipal market.
Q. DURING THE PERIOD, HOW DID YOU MANAGE THE OVERALL CREDIT QUALITY OF THE
FUND?
A. Credit spreads - which measure the difference in yields between bonds of various credit qualities - narrowed or lessened. Because of that, I didn't have to add a lot of lower-rated bonds in order to add a lot more income to the fund. But on occasion, I did find selected opportunities to add uninsured bonds.
Q. WHAT TYPES OF UNINSURED BONDS DID YOU BUY DURING THE PERIOD?
A. General obligation bonds (GOs) issued by the state of California were the main additions to the fund's uninsured holdings. These GOs are backed by the full faith and credit of the state. As California's economy rebounded, the revenues the state collected increased. In light of California's improved economic and fiscal health, the state received a credit upgrade from two of the major rating agencies. During the past year, Standard & Poor's and Fitch Investors Service L.P., upgraded California's municipal debt from A to A+. The anticipation of that upgrade and the actual upgrading itself caused state GOs to perform well relative to other types of California bonds.
Q. WHY DID YOU FAVOR INTERMEDIATE-MATURITY BONDS OVER SHORTER- AND LONGER-TERM BONDS IN THIS ENVIRONMENT?
A. My choice of intermediates had to do with the shape of the yield curve, which is a graphical representation of the yields bonds of various maturities pay. During the past six months, the yield curve flattened, meaning longer-term bonds didn't reward investors with as much additional yield as they did when the curve was steeper. In my view, many longer-term bonds didn't offer enough yield to compensate investors for their added risk, and intermediate bonds were more attractive on a risk/return basis. I believed that the slight additional yield that longer-term bonds offered over intermediates wasn't adequate enough to compensate for their increased sensitivity to interest rates.
Q. ASIDE FROM THE MARKET'S PERFORMANCE, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS FOR YOU.
A. It's more a question of what I didn't invest in, rather than something I did that turned out badly. In hindsight, I wish I bought more housing bonds. In rising interest-rate environments, housing bonds have historically outperformed other municipal securities.
Q. WHAT'S YOUR OUTLOOK FOR THE CALIFORNIA MUNICIPAL MARKET?
A. In my opinion, California's economy should continue to remain strong, which most likely will be a positive for California municipal bonds. But the more important factor will be the direction of the overall municipal market itself. With the presidential election coming up, there's the potential for tax reform becoming an issue again. Should this occur, municipals may not be able to continue their strong performance relative to Treasuries. But from a technical standpoint, I'm cautiously optimistic. If supply continues to be muted and demand holds firm, it would most likely be a positive for the market. But no matter what the direction of the municipal market, I'll continue to concentrate on identifying securities that I think have the potential to outperform the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California
residents
START DATE:
September 18, 1986
SIZE: as of August 31, 1996,
more than $208 million
MANAGER: Jonathan Short,
since March 1995; manager,
Spartan Florida Municipal
Income, since May 1996;
Fidelity Advisor California
Municipal Income, since
February 1996; Spartan
Arizona Municipal Income,
since 1995; Spartan
California Municipal Income,
Spartan California
Intermediate Municipal
Income, Fidelity California
Municipal Income, and
Fidelity Minnesota Municipal
Income, since 1995; joined
Fidelity 1990
(checkmark)

JONATHAN SHORT ON CHANGES TO
THE FUND'S INVESTMENT POLICIES:
"In a change that occurred
earlier this year, the fund is
permitted to invest in any
amount of municipal
securities that may be
considered taxable under the
alternative minimum tax, or
AMT. These bonds typically
offer higher yields than other
municipal securities of
comparable maturity without
necessarily involving higher
credit risk. For that reason, I
believe that this policy
change gives me an effective
tool in managing the fund. But
during the period, I did not find
many AMT bonds that were
selling at prices I would
consider attractive."

FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   26.5           23.9

Electric Revenue     14.4           11.7

Special Tax          14.2           14.0

Lease Revenue        14.1           15.3

Water & Sewer        13.4           16.1

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years   15.9   16.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   8.0   8.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996
Aaa 69.9%
Aa, A 21.5%
Baa 5.6%
Caa 0.0%
Non-rated 0.0%
Short-term
investments 3.0%
Aaa 70.9%
Aa, A 21.3%
Baa 5.1%
Caa 0.6%
Non-rated 0.5%
Short-term
investments 1.6%
Row: 1, Col: 1, Value: 69.90000000000001
Row: 1, Col: 2, Value: 21.5
Row: 1, Col: 3, Value: 5.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 5.1
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 2.0
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.0%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 97.0%
Alameda County Ctfs. of Prtn. Rfdg. (Santa Rita
Jail Proj.) 5.375% 6/1/09 (MBIA Insured)  Aaa $ 1,750,000 $ 1,739,063
Burbank Redev. Agcy. Tax Allocation (City Ctr.
Redev. Proj.) Series A, 5% 12/1/15
(FSA Insured)  Aaa  4,000,000  3,570,000
California Edl. Facs. Auth. Rev.:
 (Pooled Facs. Prog.) Series 1987, 7.625%
 11/1/12 (MBIA Insured)  Aaa  1,000,000  1,050,000
 (Stanford Univ.) Series J, 6% 11/1/16  Aaa  2,000,000  2,035,000
California Gen. Oblig.:
 6.90% 4/1/05  A1  1,000,000  1,118,750
 6.50% 9/1/10  A1  1,500,000  1,636,875
 5.25% 10/1/14  A1  1,000,000  938,750
 6.25% 10/1/19  A1  1,100,000  1,192,125
 Unltd. Tax 6% 9/1/03  A1  1,000,000  1,060,000
California Health Facs. Fin. Auth. Rev. Rfdg.
(Children's Hosp.):
  6% 7/1/03 (MBIA Insured)  Aaa  1,200,000  1,269,000
  6% 7/1/06 (MBIA Insured)  Aaa  500,000  526,875
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Series 1983 A, 0% 2/1/15  Aa  8,187,000  1,332,598
 Series 1983 B, 0% 8/1/15  Aa  170,000  25,075
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  2,830,000  2,999,800
California Pub. Works Board Lease Rev.:
 Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  2,000,000  1,787,500
 (Dept. Correction State Prisons, Madera) Series E:
  6% 6/1/07  A  1,500,000  1,556,250
  5.50% 6/1/15  A  2,000,000  1,882,500
 (University Projs.) Series B, 6.40% 12/1/09  A1  1,700,000  1,821,125
 (Various Cmmty. College Projs.) Series A,
 6% 3/1/05 (AMBAC Insured)  Aaa  1,000,000  1,057,500
 5% 6/1/06  A1  1,000,000  971,250
California Statewide Commty. Dev. Auth. Ctfs. of Prtn.:
 (Cedars Hosp.) 5.10% 11/1/07 (MBIA Insured)  Aaa  1,985,000  1,927,931
 (Childrens Hosp.) 6% 6/1/11 (MBIA Insured)  Aaa  1,700,000  1,751,000
 (Sisters Charity Leavenworth Sys.):
  4.875% 12/1/10  Aa  1,000,000  911,250
  5% 12/1/23  Aa  1,000,000  857,500
  5.616% 7/1/13 (MBIA Insured)  Aaa  2,000,000  1,927,500
Carson Redev. Agcy. Redev. Proj. Area #1
Tax Allocation Rfdg. 6.375% 10/1/12  Baa1  1,000,000  1,003,750
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A:
  7% 8/1/12 (MBIA Insured)  Aaa  1,000,000  1,147,500
  7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,811,075
Central Valley Fing. Auth. (Cogeneration Rev.)
(Carson Ice Proj.) 5.80% 7/1/04  BBB-  500,000  504,375
Chino Basin Fing. Auth. Rev. (Muni. Wtr. Dist.
Swr. Sys. Proj.) 7.0% 8/1/06 (AMBAC Insured)  Aaa  1,145,000  1,303,869
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Contra Costa Trans. Auth. Sales Tax Rev. Series A,
6% 3/1/03 (FGIC Insured)  Aaa $ 1,000,000 $ 1,063,750
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (FSA Insured)  Aaa  2,600,000  2,652,000
East Bay Muni. Util. Dist. Wastewtr. Treatment
 6% 6/1/05 (FGIC Insured)  Aaa  1,550,000  1,652,688
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
 6% 6/1/02 (MBIA Insured)  Aaa  1,000,000  1,061,250
 5.75% 6/1/04 (MBIA Insured)  Aaa  3,000,000  3,142,500
 6% 6/1/06 (FGIC Insured)  Aaa  1,840,000  1,959,600
East Bay Reg'l. Park Dist.:
 Series C, 6.50% 9/1/01 (FGIC Insured)  Aaa  660,000  713,625
 6.10% 9/1/06  Aa  1,000,000  1,050,000
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1) 6.50% 12/1/24
(AMBAC Insured)  Aaa  2,000,000  2,197,500
Encinitas Unified School Dist.
0% 8/1/03 (MBIA Insured)  Aaa  1,750,000  1,231,563
Eureka Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation):
  Series A, 0% 9/1/27 (FSA Insured)  Aaa  660,000  709,500
  Series B, 0% 9/1/27 (FSA Insured)  Aaa  1,555,000  1,411,163
Fontana Redev. Agcy. Tax Allocation Rfdg. (Jurupa Hills):
 Series 1992 A, 7.10% 10/1/23  BBB  1,000,000  1,021,250
 Series A, 7% 10/1/14  BBB+  2,300,000  2,357,500
Fremont Unified School Dist. Alameda County
(Cap. Appreciation) Series F, 0% 8/1/05
(MBIA Insured)  Aaa  1,395,000  868,388
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy. Local Pool Rev.:
 7.875% 2/15/23  A+  3,850,000  4,013,625
 8.25% 8/15/23  A+  3,000,000  3,191,250
Kings River Conservation Dist. Rfdg. (Pine Flats Proj.)
Series D, 6.375% 1/1/12  Aa  1,000,000  1,042,500
Local Gov't. Fin. Auth. Rev. (Oakland Cent. Dist.)
0% 9/1/09 (MBIA Insured)  Aaa  3,565,000  1,706,744
Los Angeles Dept. Wtr. & Pwr. Elec. Plant Rev. Rfdg.
6.375% 2/1/20  Aa  1,200,000  1,249,500
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18
(Escrowed to Maturity) (c)  Aa  2,000,000  2,407,500
Los Angeles Wastewtr. Sys. Rev.:
 Rfdg.:
  Series A, 9% 6/1/00 (MBIA Insured)  Aaa  500,000  573,125
  Series D, 5.20% 11/1/21 (FGIC Insured)  Aaa  1,000,000  903,750
 6% 2/1/04 (FGIC Insured)  Aaa  1,500,000  1,586,250
Los Angeles County Ctfs. of Prtn. (Disney Parking
Proj.) (Cap. Appreciation) 0% 3/1/10  Baa1  2,000,000  820,000
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev. (Prop. C) Series A,
5.90% 7/1/03 (AMBAC Insured)  Aaa  1,750,000  1,855,000
Los Angeles County Pub. Wks. Fing. Auth.
Lease Rev. (Multiple Cap. Facs. Proj. IV) 4.75%
12/1/13 (MBIA Insured)  Aaa  2,500,000  2,181,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Modesto Ctfs. of Prtn. (Commty. Ctr. Refing. Proj.)
Series A, 5% 11/1/23 (AMBAC Insured)  Aaa $ 2,500,000 $ 2,215,625
Modesto Irrigation Dist. Ctfs. of Prtn. Rfdg. & Cap.
Impts. Series A, 0% 10/1/09 (MBIA Insured)  Aaa  2,270,000  1,081,088
Modesto Pub. Pwr. Agcy. San Juan Proj. Rev. Series D,
6.75% 7/1/20 (MBIA Insured)  Aaa  2,500,000  2,825,000
Moreno Valley Unified School Dist. Ctfs. of Prtn.
(Land Acquisition) 0% 9/1/11 (FSA Insured)  Aaa  2,350,000  2,144,375
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Rfdg. (Geothermal Proj.) Series A,
  5.80% 7/1/09 (AMBAC Insured)  Aaa  1,085,000  1,120,263
 Rfdg. (Geothermal Proj. #3-B) 5.50% 7/1/01
 (AMBAC Insured)  Aaa  1,000,000  1,033,750
 Crossover Rfdg. (Geothermal Proj. #3) Series A,
 5.50% 7/1/05 (AMBAC Insured)  Aaa  500,000  514,375
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 @ 100) (c)  Aaa  1,300,000  1,577,875
Oakland Redev. Agcy. Central Dist. Redev.
(Sub. Tax Allocation) 5% 9/1/13 (MBIA Insured)  Aaa  2,960,000  2,723,200
Ontario Redev. Fing. Auth.:
 6.65% 8/1/07 (MBIA Insured)  Aaa  500,000  555,625
 6.75% 8/1/08 (MBIA Insured)  Aaa  1,065,000  1,190,138
Ontario Redev. Fing. Auth. Rev. Rfdg. (Ontario
Redev. Proj. #1) 6.90% 8/1/10 (MBIA Insured)  Aaa  1,215,000  1,372,950
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Baa  1,500,000  1,417,500
Palm Desert Fing. Auth. Tax Allocation 6.3675%
4/1/22 (MBIA Insured)  Aaa  3,500,000  3,574,375
Pleasanton Joint Pwrs. Fin. Auth. Reassessment
Series A, 6% 9/2/05  Baa  1,745,000  1,812,619
Rancho Mirage Joint Pwrs. Fing. Auth. Ctfs. of Prtn.
(Eisenhower Mem. Hosp.) 7% 3/1/22  A  1,000,000  1,047,500
Redding Elec. Sys. Rev. Ctfs. of Prtn.
 (Cap. Appreciation) Series A:
  0% 6/1/05 (FGIC Insured)  Aaa  2,000,000  1,265,000
  0% 6/1/06 (FGIC Insured)  Aaa  1,730,000  1,029,350
  0% 6/1/07 (FGIC Insured)  Aaa  1,890,000  1,048,950
  0% 6/1/08 (FGIC Insured)  Aaa  1,300,000  676,000
Redondo Beach Redev. Agcy. Tax Allocation
(South Bay Ctr.) 8.625% 5/1/14 (FGIC Insured)  Aaa  1,000,000  1,036,090
Richmond Redev. Agcy. Tax Allocation (Hbr.
Redev. Proj.) 7% 7/1/09 (FSA Insured)  Aaa  1,750,000  1,931,563
Riverside County Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp. Proj.) Series A:
  6.375% 6/1/09  A  2,000,000  2,060,000
  6.50% 6/1/12  A  5,500,000  5,720,000
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation Land Acquisition Proj.) Series B,
0% 9/1/26, (FSA Insured) (d)  Aaa  1,710,000  1,562,513
Riverside County. Trans. Commission Sales Tax Rev.
Series A:
  5.30% 6/1/02 (AMBAC Insured)  Aaa  500,000  511,250
  5.75% 6/1/09 (AMBAC Insured)  Aaa  2,000,000  2,065,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Sacramento Fing. Auth. Gas Tax Rev. Series A,
6% 10/1/07 (AMBAC Insured)  Aaa $ 1,290,000 $ 1,365,788
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.375% 11/1/14 (AMBAC Insured)  Aaa  6,500,000  6,231,875
Sacramento Muni. Util. Dev. Elec. Rev.:
 Rfdg. Series G, 6.50%, 9/1/13
 (MBIA Insured) (g)  Aaa  7,000,000  7,647,500
 1.76% 11/15/08 (FGIC Insured) (e)  Aaa  3,700,000  3,260,625
 6.30% 8/15/18 (FGIC Insured)  Aaa  2,000,000  2,055,000
Sacramento Cogen Auth. Pwr. & Gas (Cogen Proj.):
 6% 7/1/03  BBB-  700,000  717,500
 6.50% 7/1/07  BBB-  1,000,000  1,040,000
 6.50% 7/1/08  BBB-  1,000,000  1,033,750
San Diego County Reg'l. Trans. Commision Sales Tax Rev.:
 Second Series A:
  6.25% 4/1/03 (FGIC Insured)  Aaa  4,000,000  4,300,000
  6% 4/1/04 (FGIC Insured)  Aaa  1,150,000  1,221,875
 5.25% 4/1/02 (FGIC Insured)  Aaa  1,000,000  1,016,250
San Francisco City & County Arpt. Rev. Issue 8 B,
6% 5/1/13 (FGIC Insured)  Aaa  1,075,000  1,089,781
San Francisco City & County Swr. Rev.:
 Rfdg. 5.90% 10/1/08 (AMBAC Insured)  Aaa  1,000,000  1,028,750
 Series B, 0% 10/1/07 (FGIC Insured)  Aaa  4,770,000  2,599,650
San Jacinto Unified School Dist. Ctfs. of Prtn.
Series B, 0% 9/1/26 (FSA Insured)  Aaa  1,585,000  1,614,719
San Joaquin County Ctfs. of Prtn.:
 Rfdg. (Cap. Facs. Proj.) 5% 11/15/09
  (MBIA Insured)  Aaa  1,000,000  958,750
 (Gen. Hosp. Proj.) 6.625% 9/1/20  A  2,500,000  2,528,125
San Jose Ctfs. of Prtn. Rfdg. (Communication Ctr.
Proj.) 6.50% 5/1/10 (MBIA Insured)  Aaa  1,500,000  1,603,125
San Jose Redev. Agcy. Tax Alloc. (Merged Area
Redev. Proj.) 6% 8/1/15 (MBIA Insured)  Aaa  3,000,000  3,090,000
Santa Ana Commty. Redev. Agcy. Tax Allocation
Rfdg. (South Main St. Redev.)
 5.25% 9/1/13 (MBIA Insured)  Aaa  3,000,000  2,793,750
Santa Rosa Wtr. Rev. Rfdg. (Sub Reg'l
Waste Wtr. Proj.) Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  900,000  780,750
South Orange County Pub. Fin. Auth. Spl. Tax Rev.:
 (Foothill Area) Series C,
 7.50% 8/15/07 (FGIC Insured)  Aaa  2,290,000  2,705,063
 (Sr. Lien) Series A, 7% 9/1/09 (MBIA Insured)  Aaa  2,000,000  2,277,500
Southern California Metropolitan Wtr. Dist.
Series A2, 5% 3/1/02  Aaa  1,250,000  1,264,063
Southern California Metropolitan Wtr. Dist. Southern
Wtrwks. Rev.:
  Rfdg. Series B, 5% 7/1/14 (MBIA Insured)  Aaa  1,140,000  1,034,550
  Rfdg. 4.75% 7/1/21 (MBIA Insured)  Aaa  3,000,000  2,538,750
  5.75% 8/12/18  Aa  4,000,000  3,880,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Southern California Pub. Pwr. Auth. Transmission
Proj. Rev. Rfdg. (Sub Southern Transmission)
Series A, 6% 7/1/06 (MBIA Insured)  Aaa $ 1,000,000 $ 1,061,250
Sulphur Springs Unified School Dist. Series A, 0%
9/1/08 (MBIA Insured)  Aaa  2,000,000  1,025,000
Tahoe-Truckee Joint Unified School Dist.
(Cap. Appreciation) Series A,
0% 9/1/10 (FGIC Insured)  Aaa  6,625,000  2,997,805
Tri-City Hosp. Dist. Rev. Rfdg. Series B, 6%
2/15/06 (MBIA Insured) (f)  Aaa  2,900,000  3,016,000
Upland Ctfs. of Prtn. (San Antonio Commty. Hosp.)
5% 1/1/18  A  1,000,000  835,000
West Covina Ctfs, of Prtn. (Queen of the Valley Hosp.)
6.50% 8/15/24  A  1,000,000  1,012,500
TOTAL MUNICIPAL BONDS
(Cost $201,464,019)   204,075,575
MUNICIPAL NOTES (A) - 3.0%
CALIFORNIA - 3.0%
California Health Facs. Fing. Auth. Rev. Rfdg.
(Catholic Healthcare West) Series 1995 B,
3.25% (MBIA Insured)
(Liquidity Facility Rabobank) , VRDN  VMIG 1  500,000  500,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.,
VRDN (h):
  (Burney Forest Prod. Proj.)
  3.70%, LOC Fleet Bank  P-1  1,100,000  1,100,000
  (Malaga Proj.) Series A, 3.95%, LOC Bank
  of America Nat'l. Trust & Savings  P-1  700,000  700,000
California Poll. Cont. Fin. Auth. Solid Waste Disp.
Rev. (Shell Oil Co.) (Martinez Proj.) Series 1994A,
3.80% 10/1/24, VRDN (h)  VMIG 1  800,000  800,000
California Gen. Oblig. RAN 4.50% 6/30/97  MIG 1  1,000,000  1,005,560
Los Angeles Gen. Oblig. TRAN, Series 1996-1997,
4.50% 6/30/97  MIG 1  1,000,000  1,005,020
Orange County Sanitation Dist. Ctfs. of Prtn.
(Cap. Impt. Prog.) (Dist. 1-7 & 11) 3.65%
(FGIC Insured), VRDN  VMIG 1  1,000,000  1,000,000
Orange County Wtr. Dist. Ctfs. of Prtn. Rev.
Series 1990 B, 3.60%, LOC Nat'l. Westminster
Bank, VRDN  VMIG 1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $6,209,425)   6,210,580
TOTAL INVESTMENTS - 100%
(Cost $207,673,444)  $ 210,286,155
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
12 30-Year Treasury Bond Contracts   Sep. 1996 $ 1,287,750 $ (40,234)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.6%
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(f) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(g) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,277,500.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 87.7% AAA, AA, A 91.0%
Baa  2.4% BBB 4.7%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.6% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.5%
Electric Revenue   14.4
Special Tax   14.2
Lease Revenue   14.1
Water & Sewer   13.4
Health Care   7.8
Others (individually less than 5%)    9.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $207,673,444. Net unrealized appreciation aggregated $2,612,711, of which $5,138,902 related to appreciated investment securities and $2,526,191 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $7,535,000 of which $1,011,000 will expire on February 28, 2003 and $6,524,000 will expire on February 29, 2004.
The fund elects to defer to its fiscal year ending February 28, 1997 approximately $33,000 of losses recoginized during the period November 1, 1995 to February 29, 1996.
At February 29, 1996, the fund was required to defer approximately $396,000 of losses on futures contracts.
FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS (UNAUDITED)


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $207,673,444) -                 $ 210,286,155
See accompanying schedule

Interest receivable                                                       2,824,971

 TOTAL ASSETS                                                             213,111,126

LIABILITIES

Payable to custodian bank                                   $ 47,663

Payable for investments purchased                            1,083,493
 Regular Delivery

 Delayed Delivery                                            3,016,116

Payable for fund shares redeemed                             109,904

Distributions payable                                        499,034

Accrued management fee                                       70,172

Payable for daily variation on futures contracts             9,750

Other payables and accrued expenses                          63,470

 TOTAL LIABILITIES                                                        4,899,602

NET ASSETS                                                               $ 208,211,524

Net Assets consist of:

Paid in capital                                                          $ 213,778,158

Accumulated undistributed net realized gain (loss)                        (8,139,111)
on investments

Net unrealized appreciation (depreciation) on                             2,572,477
investments

NET ASSETS, for 20,687,303 shares outstanding                            $ 208,211,524

NET ASSET VALUE, offering price and redemption price                      $10.06
per share ($208,211,524 (divided by) 20,687,303 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INTEREST INCOME                                                           $ 6,046,094

EXPENSES

Management fee                                             $ 419,791

Transfer agent, accounting and custodian fees and           200,558
expenses

Non-interested trustees' compensation                       449

Registration fees                                           2,216

Audit                                                       20,223

Legal                                                       1,782

Miscellaneous                                               1,520

 Total expenses before reductions                           646,539

 Expense reductions                                         (844)          645,695

NET INTEREST INCOME                                                        5,400,399

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (154,438)

 Futures contracts                                          424            (154,014)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (5,491,528)

 Futures contracts                                          (40,234)       (5,531,762)

NET GAIN (LOSS)                                                            (5,685,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ (285,377)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED AUGUST    FEBRUARY 29,
                                                          31, 1996        1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,400,399     $ 11,515,316
Net interest income

 Net realized gain (loss)                                  (154,014)       (2,341,007)

 Change in net unrealized appreciation (depreciation)      (5,531,762)     13,023,183

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (285,377)       22,197,492
FROM OPERATIONS

Distributions to shareholders                              (5,420,328)     (11,515,316)
From net interest income

 From net realized gain                                    (21,363)        -

 TOTAL DISTRIBUTIONS                                       (5,441,691)     (11,515,316)

Share transactions                                         23,720,440      78,520,810
Net proceeds from sales of shares

 Reinvestment of distributions                             4,081,989       8,004,086

 Cost of shares redeemed                                   (35,412,634)    (92,564,366)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (7,610,205)     (6,039,470)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (13,337,273)    4,642,706

NET ASSETS

 Beginning of period                                       221,548,797     216,906,091

 End of period (including undistributed net investment    $ 208,211,524   $ 221,548,797
income of $0 and $19,929, respectively)

OTHER INFORMATION
Shares

 Sold                                                      2,352,768       7,754,730

 Issued in reinvestment of distributions                   405,495         790,944

 Redeemed                                                  (3,513,100)     (9,155,320)

 Net increase (decrease)                                   (754,837)       (609,646)


F

 FINANCIAL HIGHLIGHTS    SIX MONTHS      YEAR ENDED     YEAR ENDED FEBRUARY 28,            TEN MONTHS     YEAR ENDED
                         ENDED AUGUST    FEBRUARY 29,                                      ENDED          APRIL 30,
                         31, 1966                                                          FEBRUARY 28,

                         (UNAUDITED)     1996           1995                      1994 D   1993           1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.330    $ 9.840     $ 10.740    $ 11.030    $ 10.100    $ 9.740

Income from Investment Operations            .265        .517        .558        .589        .492        .603
Net interest income

 Net realized and unrealized gain (loss)     (.268)      .489        (.730)      (.090)      .930        .360

 Total from investment operations            (.003)      1.006       (.172)      .499        1.422       .963

Less Distributions                           (.266)      (.516)      (.558)      (.589)      (.492)      (.603)
From net interest income

 From net realized gain                      (.001)      -           (.170)      (.200)      -           -

 Total distributions                         (.267)      (.516)      (.728)      (.789)      (.492)      (.603)

Net asset value, end of period              $ 10.060    $ 10.330    $ 9.840     $ 10.740    $ 11.030    $ 10.100

TOTAL RETURN B                               0.00%       10.46%      (1.30)      4.59%       14.48%      10.14%
                                                                    %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 208,212   $ 221,549   $ 216,906   $ 291,760   $ 274,872   $ 177,763

Ratio of expenses to average net assets      .60% A      .60%        .59%        .48%        .63%        .66%
                                                                                C           A

Ratio of net interest income to average      5.05% A     5.31%       5.71%       5.31%       5.72%       6.06%
net assets                                                                                  A

Portfolio turnover rate                      19% A       49%         32%         60%         27%         19%
                                                                                            A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996       PAST 6   PAST 1   PAST 5   PAST 10
                                    MONTHS   YEAR     YEARS    YEARS

California Municipal Money Market   1.44%    2.98%    14.19%   44.07%

California Tax-Free                 1.42%    3.00%    14.11%   44.56%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of 43 California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996             PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

California Municipal Money Market         2.98%    2.69%    3.72%

California Tax-Free                       2.99%    2.67%    3.75%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
                             8/28/95   11/27/95   2/26/96   6/3/96   9/2/96



California Municipal         3.08%     3.13%      2.76%     3.09%    2.92%
Money Market



California Tax-Free          3.11%     3.22%      2.76%     2.95%    2.84%
Money Market Funds
Average



California Tax-Free          5.31%     5.39%      4.75%     5.32%    5.03%
Money Market Tax-equivalen
t





Row: 1, Col: 1, Value: 3.45
Row: 1, Col: 2, Value: 3.45
Row: 2, Col: 1, Value: 3.53
Row: 2, Col: 2, Value: 3.5
Row: 3, Col: 1, Value: 3.08
Row: 3, Col: 2, Value: 3.11
Row: 4, Col: 1, Value: 3.13
Row: 4, Col: 2, Value: 3.22
Row: 5, Col: 1, Value: 2.76
Row: 5, Col: 2, Value: 2.76
4% -
3% -
2% -
1% -
0%
California
Municipal
Money Market
California
Tax-Free Money
Market Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 41.95%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Diane McLaughlin became manager of the fund on August 1, 1996
Q. DIANE, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST SIX
MONTHS?
A. On January 31, 1996, a month before the current reporting period began, the Federal Reserve lowered the rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point, to 5.25%. It was the third Fed rate cut in a little over six months. Many market participants assumed more would follow. Shortly afterwards, however, the mood began to shift. Fed Chairman Alan Greenspan, testifying before the Senate Banking Committee in mid-February, was surprisingly optimistic about the underlying strength of the economy. In retrospect, that was among the first indications that further rate cuts might not be necessary.
Q. AND THAT VIEW WAS LATER CONFIRMED?
A. Yes. In early March, the February employment report showed job creation proceeding at a rate nearly four times greater than most analysts' expectations. With that, the prospect of further rate cuts all but disappeared. During the months that followed, the mood of the market shifted almost daily in response to the latest economic indicators. The Fed sat quietly on the sidelines while market participants pushed interest rates steadily higher. By the end of the period, there was general agreement that the Fed's next move would be a rate increase, possibly before year-end.
Q. HOW DID YOU RESPOND STRATEGICALLY TO CHANGING CONDITIONS?
A. Early in the period, the fund's average maturity hovered around 50 days. As evidence of the economy's underlying strength grew, and interest rates rose, we sought more flexibility by letting the fund's average maturity roll down. By the end of May, it had fallen to around 30 days. In June, two factors combined to present the fund with an attractive buying opportunity:
One, the advent of the annual borrowing season in California, which boosted the supply of new issues; and two, a surge in rates brought on by expectations of an imminent rate increase by the Fed. By the end of June, the fund's average maturity had risen to about 60 days. Two months later when the period ended, the fund's average maturity was around 65 days.
Q. HOW DID THE FUND PERFORM?
A. On August 31, 1996, the fund's seven-day yield was 2.94%, compared to 2.76% six months ago. The fund's latest yield is the equivalent of a 5.06% taxable yield for
California investors in the 41.95% combined state and federal tax bracket. The total return for the six months prior to August 31, 1996 was 1.44%. That beat the average California tax-free money market fund, which had a total return of 1.42% during the same period, according to IBC Financial Data, Inc.
Q. WHAT'S THE OUTLOOK?
A. Given the way the economy has been performing lately, it seems increasingly likely that the next move by the Fed will be a rate increase. The timing of the increase is less certain. Historically, the Fed has avoided doing anything that could be construed as a partisan act during the weeks leading up to a presidential election. I do think the Fed will raise rates sometime before the end of the calendar year but it may decide to wait until after the November election. Even if the Fed does not adjust rates until then, we can probably expect some volatility this fall as market participants react to short-term shifts in the economic outlook. That's fine - even desirable - because a volatile market can present buying opportunities. Overall, as the supply of new issues dries up and the possibility of a rate increase grows, I'll probably let the Fund's average maturity roll back down from 65 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California
residents while maintaining a
stable $1 share price
START DATE: July 7, 1984
SIZE: as of August 31, 1996,
more than $729 million
MANAGER: Diane McLaughlin,
since August 1996; manager,
Fidelity Municipal Money
Market, Fidelity
Massachusetts Money
Market, Fidelity California
Municipal Money Market,
Spartan Massachusetts
Municipal Money Market,
since August 1996; joined
Fidelity in 1992
(checkmark)
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/96            2/29/96            8/31/95

0 - 30      71                 66                 75

31 - 90     11                 8                  6

91 - 180    3                  19                 2

181 - 397   15                 7                  17

WEIGHTED AVERAGE MATURITY
                                8/31/96   2/29/96   8/31/95

Fidelity California Municipal
Money Market Fund               63 days   52 days   66 days

California Tax-Free
Money Market Funds
Average*                        52 days   42 days   52 days

ASSET ALLOCATION
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996

Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 58.0
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 68%
Commercial
paper 9%
Tender bonds 4%
Municipal
notes 17%
Other 2%
Variable rate
demand notes
(VRDNs) 58%
Commercial
paper 13%
Tender bonds 5%
Municipal
notes 21%
Other 3%
* SOURCE: IBC'S  MONEY FUND REPORT(registered trademark)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 99.6%
Alameda County Ind. Dev. Auth. Ind. Rev., VRDN:
 Rfdg. (Longview Fibre Co.) Series 1988, 3.55%,
 LOC ABN-AMRO Bank $ 1,750,000 $ 1,750,000
 (Jacobs Investment Co. Proj.) Series 1985 A, 3.55%,
 LOC Bank of America  3,800,000  3,800,000
Alameda County TRAN 4.50% 6/30/97  2,000,000  2,008,752
Anaheim Hsg. Auth. Multi-Family Hsg. Rev. (Parka Vista Apts)
Series 1993 A, 3.60%, LOC Citibank, VRDN (b)  6,200,000  6,200,000
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.75%, VRDN  2,100,000  2,100,000
Berkeley TRAN 4.50% 8/13/97  2,800,000  2,815,304
Butte County Office of Ed. TRAN 4.50% 8/20/97  4,400,000  4,423,319
California Dept. of Wtr. Resources Wtr. Rev. CP. Series 1:
 3.35% 9/16/96 (Liquidity Facility Canadian Imperial
 Bank of Commerce)(Liqiudity Facility Swiss Bank) 1,203,000 1,203,000 3.50% 11/13/96 (Liquidity Facility Canadian Imperial
 Bank of Commerce)(Liqiudity Facility Swiss Bank) 2,200,000 2,200,000 California Dept. of Water Resources Wtr. Sys. Rev.
(Central Valley Proj.) Series O, 8.75% 12/1/96  1,500,000  1,519,252
California Econ. Dev. Fin. Auth. Ind. Dev. Rev.
(Volk Enterprises) Series 1996, 3.25%, LOC Harris
Trust & Savings, VRDN  4,100,000  4,100,000
California Ed. Facs. Auth. Rev. (Point Loma Nazerene
College) Series 1996, 3.25%, LOC State
Teachers Retirement System) VRDN  4,600,000  4,600,000
California Gen. Oblig. CP:
 3.30% 9/6/96  1,000,000  1,000,000
 3.50% 10/11/96  9,000,000  9,000,000
 3.60% 10/15/96  1,600,000  1,600,000
 3.60% 10/24/96  1,600,000  1,600,000
 3.60% 11/12/96  1,000,000  1,000,000
California Gen. Oblig. Bonds:
 4% 10/1/96  2,160,000  2,160,252
 4.40% 10/1/96  7,500,000  7,502,975
California Gen. Oblig. Bonds, Series CR-26I,
3.65% tender 9/15/96
(Liquidity Facility Citibank) (AMBAC Insured) (c) 8,000,000 8,000,000 California Gen. Oblig. Participating VRDN Series SG-84, 3.70%
(Liquidity Facility Society Generale) (c)  2,100,000  2,100,000
California Gen. Oblig. RAN Series 1996-97,
 4.50% 6/30/97  17,200,000  17,275,566
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Gen. Oblig. Rev., VRDN:
 Series C-1, 3.30% (Liquidity Facility Bank of America) $ 1,400,000 $
1,400,000
 Series C-S, 3.45% (Liquidity Facility Bank of America)  7,500,000
7,500,000
California Health Facs. Auth. Fin. Bond (Sisters of Providence)
Series 1996, 4% 10/1/96  645,000  645,335
California Hsg. Fin. Agcy. Bonds Series PT-40C,
 3.60%, tender 9/12/96
(Liquidity Facility Banque Nat'l. de Paris) (c)(d) 7,020,000 7,020,000 California Hsg. Fin. Agcy. Participating VRDN (c):
 Series C1, 3.56% (MBIA Insured)
 (Liquidity Facility Bank of America) (b)  3,225,000  3,225,000
 Series PT-40A, 3.65% (Liquidity Facility Commerzbank) (b)  6,700,000
6,700,000
 Series PT-40B, 3.65% (Liquidity Facility Bayerische
 Hypotheken) (b)  8,960,000  8,960,000
 Series PT-40D, 3.65% (Liquidity Facility Banque
 Nat'l. de Paris) (b)  80,000  80,000
 Series PT-56, 3.65% (Liquidity Facility Credit Suisse) (b)  1,180,000
1,180,000
 Series PA-90, 3.65% (Liquidity Facility
 Merrill Lynch & Co.) (b)  2,250,000  2,250,000
 Series PA-112, 3.65% (MBIA Insured) (Liquidity Facility
 Merrill Lynch & Co.) (b)  2,500,000  2,500,000
 Series 1994-1, 3.61% (Liquidity Facility State Street
Bank) (b)  9,060,665  9,060,665
California Hsg. Fin. Agcy. Home. Mtg. Rev. Bonds (b):
 Series 1995 E, 3.50%, tender 2/1/97 (FGIC Insured)  8,200,000  8,198,746
 Series 1996 D, 3.55%, tender 4/1/97 (FGIC Insured)  4,500,000  4,500,000
California Hsg. Fin. Agcy. Tender Option Bonds,
Series CR-156, 3.61% (Liquidity Facility Citibank) (b)(c)  4,460,000
4,460,000
California Poll. Cont. Fin. Auth. Rev. (Pacific Gas & Elec. Co.)
Series 1996 A, 3.45%, LOC Swiss Bank Corp., VRDN (b)  25,600,000
25,600,000
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. VRDN (b):
  (Burney Forest Prod. Proj.) 3.70%, LOC Fleet Bank 1,200,000 1,200,000 (Delano Proj.) Series 1990, 3.90%, LOC Algemene Bank 300,000 300,000 (Honey Lake Pwr. Proj.) Series 1988, 3.90%,
  LOC Bank Nat'l. de Paris  200,000  200,000
  (Malaga Proj.):
   Series A, 3.95%, LOC Bank of America  300,000  300,000
   Series B, 3.95%, LOC Bank of America  200,000  200,000
  (Sanger Proj.) Series 1990 A, 3.30%,
  LOC Credit Suisse  3,000,000  3,000,000
  (Ultrapwr Rocklin Proj.) Series 1988 A, 3.95%,
  LOC Bank of America  300,000  300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Poll. Cont. Fin. Auth. Rev. Bonds
 (Pacific Gas & Elec. Co.) Series 1996 D:
  3.60%, tender 9/27/96,
  LOC Union Bank of Switzerland $ 2,000,000 $ 2,000,000
  3.55%, tender 10/30/96,
  LOC Union Bank of Switzerland  2,000,000  2,000,000
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev., VRDN:
 (Athens Disp. Co. Proj.) Series 1995, 3.40%,
 LOC Wells Fargo Bank of San Francisco (b)  2,000,000  2,000,000
 (Colmac Energy Proj.) Series B, 3.30%,
 LOC Swiss Bank (b)  7,300,000  7,300,000
 (Gilton Solid Waste Mgmt. Inc. Proj.) Series 1995 A,
 3.60%, LOC Bank of America (b)  2,900,000  2,900,000
 (Sanifill Inc. Proj.) Series 1995 A, 3.35%, LOC
 California St. Teachers Retirement Sys. (b)  2,000,000  2,000,000
 (Western Waste Industries) 3.375%, LOC Citibank 2,200,000 2,200,000 California School Cash Reserves Prog. Auth. TRAN:
 Series 1995 B, 4.50% 12/20/96  1,700,000  1,704,088
 Series 1996 A, 4.75% 7/2/97  3,500,000  3,523,300
California Statewide Commty. Dev. Auth. Apt. Dev. Rev. Rfdg., VRDN:
 Series 1995 A-2, 3.30% (FNMA Guaranteed)  1,000,000  1,000,000
 Series 1995 A-4, 3.35% (FNMA Guaranteed)  4,000,000  4,000,000
 Series 1995 A-6, 3.35% (FNMA Guaranteed)  10,100,000  10,100,000
California Statewide Commty. Dev. Auth. Multi-Family Hsg.
Rev. (Canyon Creek Apts.) Series 1995 C, 3.55% (FNMA
Guaranteed), VRDN (b)  700,000  700,000
California Statewide Commty. Dev. Auth. Rev., VRDN:
 (Covenant Retirement Commty. Inc.):
  Series1995, 3.45%, LOC LaSalle Bank  4,000,000  4,000,000
  3.45%, LOC Lasalle Nat'l. Bank  10,500,000  10,500,000
 (Eurodesign Cabinets Inc. Proj.) 3.40%,
 LOC California Teachers Retirement Sys. (b)  585,000  585,000
 (Florestone Prod. Co.) Series 1989,
 3.40%, LOC Bank of Tokyo (b)  880,000  880,000
 (Instrument Specialties Co.) Series 1989, 3.40%, LOC California
 Teachers Retirement Sys. (b)  925,000  925,000
 (Leegin Creative Leather Prod.) Series 1995 A,3.40%,
 LOC California Teachers Retirement Sys. (b)  915,000  915,000
 (Setton Prop. Inc. Proj.) Series 1995 E, 3.50%,
 LOC Wells Fargo Bank of San Francisco (b)  2,390,000  2,390,000
California Statewide Commty. Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Veriflo Corp. Proj.) Series1996 C, 3.50%, LOC ABN-AMRO 900,000 900,000 (W&H Voortman Inc. Proj.) Series 1990, 3.40%,
LOC California Trachers Retirement Sys.  1,005,000  1,005,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Rev. Ctfs. of
Participation (Delancey Street Foundation) 3.60%, LOC
Bank of America, VRDN $ 2,075,000 $ 2,075,000
California Statewide Commty. Dev. Corp., VRDN (b):
 (Fulton Properties Ltd, Inc.) Series 1996 F,
 3.55% LOC Wells Fargo Bank  2,000,000  2,000,000
 (Kennerly-Spratling Proj.) Series 1995 A, 3.40%  2,415,000  2,415,000
 (Marcel & Margrit Shurman Proj.) 3.40%  1,655,000  1,655,000
 (Redline Synthetic Oil Corp.) 3.40%, LOC California Teachers
Retirement Sys.  1,125,000  1,125,000
Carlsbad Hsg. Multi-Family Hsg. Rev., VRDN:
 (La Costa Apt. Proj.) Series 1993 A, 3.35%,
 LOC Bank of America  2,000,000  2,000,000
 (Seascape Village Proj.) Series A, 3.65%
(Continental Casuality Guaranteed)  10,600,000  10,600,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co.) (b):
 Bonds:
  Series C:
   3.60%, tender 10/18/96  2,000,000  2,000,000
   3.60%, tender 10/28/96  3,000,000  3,000,000
   3.60%, tender 11/19/96  1,000,000  1,000,000
  Series D:
   3.55%, tender 11/7/96  2,000,000  2,000,000
   3.55%, tender 11/8/96  1,500,000  1,500,000
  Series E, 3.55%, tender 11/12/96  2,500,000  2,500,000
 Series B, 3.40%,VRDN  2,000,000  2,000,000
Concord Multi-Family Mtg. Rev. (Crossroads Apts.)
Series 1988 B, 3.30% (FNMA Guaranteed), VRDN  500,000  500,000
Contra Costa County Wtr. Dist. Participating VRDN,
Series SGA-24, 3.50% (Liquidity Facility Societe
Generale) (c)  11,000,000  11,000,000
Covina Redev. Agcy. Multi-Family Hsg. Rev. (Shadowhills
Apt. Proj.) Series 1994 A, 3.75%, VRDN  500,000  500,000
Duarte Redev. Agcy. Single-Family Mtg. Rev. Participating
VRDN, Series A-1, 3.75% (Liquidity Facility Norwest
Bank) (c)  3,100,000  3,100,000
Emeryville Redev. Agcy. Multi-Family Hsg. Rev. (Emery Bay
Apts. II) 3.30%, LOC Bank of America, VRDN (b)  3,000,000  3,000,000
Escondido Commty. Dev. Commission Rev. (Escondido
Promeneade Proj.) 3.60%, LOC Bank of America, VRDN (b)  4,000,000
4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Fontana Apt. Dev. Rev. Rfdg. (Citrus Ave. Apt. Proj.)
Series 1992 A, 3.25%, LOC Bank of America, VRDN $ 2,095,000 $ 2,095,000
Fowler Ind. Dev. Auth. Ind. Dev. Rev. (Bee Sweet Citrus Inc.
Proj.) Series 1995, 3.60%, LOC Bank of America, VRDN (b)  2,000,000
2,000,000
Fremont Multi-Family Hsg. Rev. (Treetops Apts.) Series 1996 A,
3.60% (FNMA Guaranteed), VRDN (b)  3,300,000  3,300,000
Fremont TRAN Series 1996, 4.50% 7/1/97  3,500,000  3,515,354
Fremont Unified School Dist. TRAN Series 1996,
4.625% 7/1/97  3,300,000  3,318,014
Fresno TRAN 4.50% 6/30/97  1,500,000  1,507,163
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev.
(Valley View Sr. Villas Proj.) Series 1990 A, 3.65%,
LOC Wells Fargo Bank, VRDN (b)  1,500,000  1,500,000
Huntington Beach Multi-Family Hsg. Rev. (Five Point Seniors Proj.)
Series 1991 A, 3.45%, LOC Wells Fargo Bank, VRDN (b)  6,400,000  6,400,000
Kern County Ctfs. of Prtn. Series 1986 C, 3.25%,
LOC Union Bank of Switzerland, VRDN  1,500,000  1,500,000
Lancaster Redev. Agcy. Multi-Family Hsg. Rev. (Westwood
Park Apt.) Series 1985 K, 3.25%, LOC Bank of
America, VRDN  1,200,000  1,200,000
Lassen Muni. Util. Dist. Rev. Rfdg. Series 1996 A,
3.35% (FSA Insured) (Liquidity Facility Credit Local
De France), VRDN (b)  3,500,000  3,500,000
Livermore Ctfs. of Prtn. (Reverse Osmosis Proj.) 3.45%,
LOC Nat'l. Westminster Bank, VRDN  2,000,000  2,000,000
Long Beach Harbor Dept. CP Series A (b):
 3.60% 10/9/96  1,000,000  1,000,000
 3.50% 10/10/96  1,400,000  1,400,000
Long Beach Harbor Participating VRDN, Series SG-73,
3.70% (Liquidity Facility Societe Generale) (b) (c) 3,000,000 3,000,000 Los Angeles Commty. College Dist. TRAN
Series 1996-97, 4.50% 7/1/97  1,100,000  1,104,383
Los Angeles Ctfs. of Prtn. (Baldwin Hills Pub.
Parking Facs.) Series 1984, 3.45%, LOC Wells Fargo
Bank of San Francisco, VRDN  9,200,000  9,200,000
Los Angeles Commty. Redev. Agcy. Ctfs. of Prtn.
(CMC Med. Plaza) 3.45%, LOC Bank of America, VRDN  500,000  500,000
Los Angeles Commty. Redev. Agcy. Multi-Family Hsg. Rev., VRDN:
 (Grand Promenade Proj.) Series 1985, 3.25%,
LOC Barclays Bank  16,800,000  16,800,000
 (Promenade Towers) 4.40%, LOC Barclays Bank  2,600,000  2,600,000
Los Angeles Convention & Exhibit Ctr. Auth.
Participating VRDN, Series PA-1006, 3.50%,
(MBIA Insured) (Liquidity Facility Merrill Lynch & Co.) (c)  565,000
565,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Multi-Family Hsg. Rev. (Meadowridge
Apt. Proj.) Series 1994 B, 3.75%, VRDN (Continental
Casualty Guarenteed) $ 1,400,000 $ 1,400,000
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97  3,500,000  3,515,268
Los Angeles County Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 (Sand Canyon) Series 19985 F, 3.45%, LOC Citibank  1,800,000  1,800,000
 (Malibu Meadows Proj.) Series 1991 A,
 3.50%, LOC Sumitomo Bank Ltd.  1,800,000  1,800,000
 (Malibu Meadows II Proj.) Series 1991 B,
 3.50%, LOC Sumitomo Bank Ltd.  1,800,000  1,800,000
Los Angeles County Metropolitan Trans. Auth. Participating
VRDN (c):
  Series SG-54, 3.65%
  (AMBAC Insured) (Liquidity Facility Societe Generale)  8,600,000
8,600,000
  Series SG-B2, 3.55% (Liquidity Facility Societe Generale)  1,050,000
1,050,000
  Series SGB-3, 3.55% (Liquidity Facility Societe Generale)  7,200,000
7,200,000
Los Angeles County Multi-Family Hsg. Rev. (Raintree
Meadows Proj.) Series 1991 D, 3.25%, LOC Federal Home
Loan Bank of San Francisco, VRDN  3,510,000  3,510,000
Los Angeles County Pension Oblig. Rev. Rfdg., VRDN:
 Series 1996 B, 3.20% (AMBAC Insured)  6,200,000  6,200,000
 Series 1996 C, 3.20% (AMBAC Insured)  1,200,000  1,200,000
Los Angeles Dept. of Arpts. Participating VRDN, Series SG-61,
3.70% (Liquidity Facility Societe Generale) (c)  1,400,000  1,400,000
Los Angeles Dept. of Wtr. & Pwr. Participating VRDN,
Series BTP-51, 3.55% (Liquidity Facility Bankers Trust) (c)  3,600,000
3,600,000
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. CP:
 3.50% 10/10/96  3,500,000  3,500,000
 3.50% 10/16/96  3,000,000  3,000,000
 3.50% 10/23/96  3,000,000  3,000,000
 3.55% 11/12/96  3,000,000  3,000,000
Los Angeles Harbor Dept. Participating VRDN, Series SG-59,
3.70% (MBIA Insured) (Liquidity Faciltiy Societe Generale) (b)(c) 4,725,000 4,725,000
Los Angeles Multi-Family Hsg. Rev., Series 1985 K, 3.35%,
LOC Federal Home Loan Bank of San Francisco, VRDN  1,500,000  1,500,000
Los Angeles TRAN Series 1996, 4.50% 6/19/97  18,000,000  18,081,792
Los Angeles Unified School Dist. TRAN Series 1996-97,
4.50% 6/30/97  2,800,000  2,811,533
Los Angeles Wastewtr. Sys. CP:
 33.50% 9/10/96 (Liquidity Facility Sumitomo Bank)  2,000,000  2,000,000
 3.60% 10/17/96 (Liquidity Facility Sumitomo Bank)  2,000,000  2,000,000
 3.70% 10/21/96 (Liquidity Facility Sumitomo Bank)  3,000,000  3,000,000
 3.70% 10/22/96 (Liquidity Facility Sumitomo Bank)  1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Wastewtr. Sys. CP: - continued
 3.50% 10/23/96 (Liquidity Facility Sumitomo Bank) $ 1,700,000 $ 1,700,000
 3.60% 10/29/96 (Liquidity Facility Sumitomo Bank)  3,000,000  3,000,000
Monterey Ind. Dev. Auth. Ind. Dev. Rev. (Slautterback
Corp. Proj.) Series 1996 A, 3.50%, LOC Bayerische
Vereinsbank, VRDN (b)  1,350,000  1,350,000
Moreno Valley Unified School Dist. TRAN 4.50% 6/30/97 2,000,000 2,007,948 Orange County Apt. Dev. Participating VRDN (c):
 Series JT 1996 A, 3.61%, LOC Citibank (b)  6,100,000  6,100,000
 Series JP 1996 B, 3.51%, LOC Citibank  6,700,000  6,700,000
North County Schools Fing. Auth. TRAN 4.75% 7/1/97  1,500,000  1,507,167
Northern California Pwr. Agcy. Rev. (Proj. #3)
3.20% (AMBAC Insured) (BPA Bank of Nova
Scotia), VRDN  1,000,000  1,000,000
Oakland County Rev. (Children's Hosp. Med. Ctr.)
Series 1994 B, 3.40%, LOC Banque Nationale de
Paris, VRDN  8,000,000  8,000,000
Oakland TRAN Series 1996, 4.75% 6/30/97  2,000,000  2,013,855
Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.)
Series 1994, 3.75%, VRDN  6,700,000  6,700,000
Ontario Ind. Dev. Auth. Rev. (Safari Land Proj.) Series 1989,
3.65%, LOC Bank of America, VRDN (b)  800,000  800,000
Orange County Apt. Dev. Rev., VRDN:
 Rfdg. (Harbor Pointe Apts.) Series 1992 D, 3.55%,
 LOC Citibank  4,400,000  4,400,000
 (Alicia Viego Proj.) Issue 1986 A, 3.65%,
 LOC Bank of Tokyo-Mitsubishi (b)  2,000,000  2,000,000
 (Niguel Summit I) Issue 1985 U, Series A, 3.77%,
 LOC Bank of America  4,200,000  4,200,000
 (Niguel Summit II) Series 1985 U-B, 3.50%,
 LOC Bank of America  5,540,000  5,540,000
 (Hidden Hills) Series 1985 U-C, 3.77%,
 LOC Chemical Bank  7,400,000  7,400,000
 (Wood Canyon Villas) Issue 1991 B, 3.35%
 LOC Bank of America (b)  1,000,000  1,000,000
 (Villa Marguerite Apts.), Series 1993 A, 3.45%,
 LOC Wells Fargo Bank of San Francisco  3,000,000  3,000,000
 (Vista Verde Apt. Proj.) Series 1988 A, 3.70%,
 LOC Wells Fargo Bank of San Francisco (b)  4,200,000  4,200,000
Orange County Cap. Impt. Prog.1990-92, Series A,
(Sanitation Dist. 1,2,3,5,6,7,11,13,14), 3.75%,
LOC Nat'l. Westminster Bank, VRDN  3,550,000  3,550,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Ctfs. Prtn. (Cap. Impt. Prog.)
Series 1990-92 C, 3.65%, (FGIC Insured VRDN $ 800,000 $ 800,000
Orange County Hsg. Auth. Apt. Dev. Rev., VRDN:
 (Costa Mesa Partners) Series 1985-BB,
3.45%, LOC Chemical Bank  18,100,000  18,100,000
 (Lantern Pines Proj.-Frost Group)
 3.60%, LOC Bank of Tokyo-Mitsubishi  1,150,000  1,150,000
 (Village Niguel Proj.) Series 1985 AA,
 3.35%, LOC Bank of America  1,400,000  1,400,000
Orange County San. Dist. Rev. (#1,2,3,5,6,7, 11) 3.20%,
(AMBAC Insured)(Liquidity Facility Barclays Bank), VRDN  2,900,000
2,900,000
Orange County Wtr. Dist. Ctfs. of Prtn. Rev. Series 1990, (Proj. B)
3.35%, LOC Nat'l Westminster Bank, VRDN  600,000  600,000
Oxnard Redev. Agcy. Ctfs. of Prtn. (Channel Islands Bus.
Ctr. Proj.) 3.775%, LOC Wells Fargo Bank of
San Francisco, VRDN  3,195,000  3,195,000
Palm SpringsCommty. Redev. Agcy. Ctfs. of Prtn.
(Headquarters Hotel Proj.) Series 1984 II, 3.45%,
LOC Citibank, VRDN  700,000  700,000
Paramount Unified School Dist. TRAN
Series 1996, 4.50% 6/30/97  3,400,000  3,413,512
Pittsburg Multi-Family Hsg. Auth. Rev.
 (Fountain Plaza Apt.) 3.40% (FNMA Guaranteed) VRDN 6,900,000 6,900,000 Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev.
(Chateau III Proj.) Series 1996 A, 3.65%, LOC
Commerzbank, VRDN (b)  800,000  800,000
Plumas County TRAN 4% 12/6/96  1,300,000  1,301,316
Redlands Multi-Family Hsg. Rev. (Parkview Terrace Proj.)
3.25%, LOC Bank of America, VRDN  3,000,000  3,000,000
Redondo Beach Redev. Agcy. Multi-Family Hsg. Rev.
(McCandless Senior Hsg. Proj.) Series 1995 A, 3.25%,
LOC Comerica Bank of Detroit, VRDN  2,140,000  2,140,000
Riverside County TRAN 4.50% 6/30/97  3,000,000  3,014,616
Riverside County School Dist. TRAN Series 1996-76,
4.625% 7/17/97  1,000,000  1,004,823
Riverside Multi-Family Hsg. Rev.
(Victoria Springs Apts.) Series 1989 C, 3.50%,
LOC Bank of America, VRDN (b)  2,500,000  2,500,000
Sacramento County Arpt. Sys. Participating VRDN,
Series SGA-33, 3.50%
(Liquidity Facility Societe Generale) (c)  3,100,000  3,100,000
Sacramento Multi-Family Hsg. Auth. Rev. (Smoketree
Apts.) Series 1990 A, 3.30%, VRDN  5,300,000  5,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Sacramento Muni. Util. Dist. Participating VRDN, 3.55%
(Liquidity Facility Societe Generale) (c) $ 4,000,000 $ 4,000,000 Sacramento Unified School Dist TRAN 4% 11/29/96 3,600,000 3,602,949
San Bernardino County TRAN 4.50% 6/30/97, LOC
Landesbank Hessen-Thuringen, LOC Toronto Dominion Bank  6,900,000
6,934,348
San Bernardino County Multi-Family Hsg. Rev., VRDN:
 (Quail Pointe Apt.) Series 1990 A,
 3.30% (FNMA Guaranteed)  3,500,000  3,500,000
 (Western Properties II) 3.40%, LOC Bank of America 1,500,000 1,500,000 (Western Properties V) 3.40%, LOC Bank of America 800,000 800,000
San Diego Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Coral Pointe Apt. Proj.) Series 1993 A, 3.75%  3,265,000  3,265,000
 (Carmel Del Mar Apr. Proj.) Series 1993-E,
 3.50%, LOC Citibank  3,000,000  3,000,000
San Diego Ind. Dev. Rev. Bonds (San Diego Gas & Elec. Co.)
 Series 1995 B, 3.50%, tender 10/28/96  2,300,000  2,300,000
San Diego Multi-Family Hsg. Rev.
 (University Town Center Apts.)
 3.30%, LOC Bank of America  1,500,000  1,500,000
San Diego County Reg'l. Trans. Sales Tax Commission
Participating VRDN, Series BTP-185, 3.55%, (Liquidity Facility
Bankers Trust) (c)  3,000,000  3,000,000
San Diego County Wtr. Auth. CP Series 1, 3.60% 11/14/96  2,000,000
2,000,000
San Francisco City & County TRAN 4.75% 9/19/96  900,000  900,492
San Francisco City & County Participating VRDN (c):
 Series 1996 AA1, 3.51% (FGIC Insured)
  (Liquidity Facility Bank of America)  3,775,000  3,775,000
 Series 1996 AA2, 3.51%  (FGIC Insured)
 (Liquidity Facility Bank of America)  2,240,000  2,240,000
San Francisco City & County Multi-Family Hsg. Rev.
(Winterland Proj.) 3.45%, LOC Citibank, VRDN  2,000,000  2,000,000
San Francisco Redev. Agcy. Multi-Family Hsg. Auth. Rev.
(Rincon Ctr.) Series 1985 B, 3.45%, LOC Citibank, VRDN  7,075,000
7,075,000
San Francisco City & County Parking Auth. Participating
VRDN, Series 1996 A, 3.50% (Liquidity Facility Bank of
America) (c)  1,900,000  1,900,000
San Jose Multi-Family Hsg. Rev. (Kimberly Woods)
Series 1984, 3.25%, LOC Bank of America VRDN  4,900,000  4,900,000
San Jose Multi-Family Hsg. Rev. (Siena At Renaissance)
Series 1996 B, 3.60%, LOC Key Bank, VRDN (b)  5,000,000  5,000,000
San Luis Coastal Unified School Dist TRAN 4% 12/6/96 1,800,000 1,801,823 San Luis Obispo County TRAN Series 1996-97,
4.50% 7/8/97  2,000,000  2,009,794
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Santa Clara Elec. Sys. Rev. Series A, 3.30% LOC Nat'l.
Westminster Bank, VRDN $ 1,000,000 $ 1,000,000
Santa Clara Unified School Dist. TRAN Series 1996,
4.50% 7/2/97  1,000,000  1,004,802
Santa Clara County TRAN Series 1996-97, 4.50% 8/1/97  5,000,000  5,024,166
California Statewide Commty. Dev. Auth. (Santa Cruz-
Wilson Entities Ltd. Proj.) Series 1993, 3.50%,
LOC Bank of Tokyo-Mitsubishi (b)  1,300,000  1,300,000
Simi Valley Multi-Family Hsg. Rev.:
 (Creekside Village Proj.) Series 1993 A, 3.25%,
LOC Bank of America  800,000  800,000
 (Shadowridge Apts.) Series 1989, 3.55%, LOC Citibank,
VRDN (b)  4,800,000  4,800,000
South Coast Local Ed. Agcy. Pooled TRAN
Series 1996, 4.75% 6/30/97  1,000,000  1,005,399
Southern California Pub. Pwr. Auth. Participating VRDN (c):
 Series BTP-90, 3.55% (MBIA Insured)
 (Liquidity Facility Bankers Trust)  2,500,000  2,500,000
 Series SG-35, 3.65% (Liquidity Facility Societe Generale)  7,300,000
7,300,000
Stanislaus County TRAN 4.50% 7/1/97  6,100,000  6,127,725
Stanislaus County Office of Ed. TRAN Series 1996,
4.50% 6/30/97  1,700,000  1,706,756
Stockton Unified School Dist. TRAN Series 1995-96,
4.50% 11/1/96  8,200,000  8,208,938
Ventura County TRAN Series 1996, 4.75% 7/2/97  5,200,000  5,237,509
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.55%, LOC Wells Fargo Bank of
San Francisco, VRDN (b)  1,880,000  1,880,000
  719,521,999
PUERTO RICO - 0.4%
Puerto Rico Gov't. Dev. Bank CP:
 3.65% 9/25/96  2,000,000  2,000,000
 3.50% 10/9/96  1,000,000  1,000,000
  3,000,000
TOTAL INVESTMENTS - 100%  $ 722,521,999
Total Cost for Income Tax Purposes  $ 722,521,757
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
California Hsg.
 Fin. Agcy. Bonds
 Series PT-40 C,
 3.50% (Banque
 Nat'l. De Paris) 12/14/95 $ 7,020,000
INCOME TAX INFORMATION
At February 29, 1996, the fund had a capital loss carryforward of approximately $447,000 which will expire on February 28, 2003.
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 722,521,999
See accompanying schedule

Cash                                                                       6,448,151

Interest receivable                                                        3,633,665

 TOTAL ASSETS                                                              732,603,815

LIABILITIES

Payable for investments purchased                           $ 3,105,383

Distributions payable                                        48,831

Accrued management fee                                       238,834

Other payables and accrued expenses                          175,732

 TOTAL LIABILITIES                                                         3,568,780

NET ASSETS                                                                $ 729,035,035

Net Assets consist of:

Paid in capital                                                           $ 729,525,128

Accumulated net realized gain (loss) on investments                        (490,339)

Unrealized gain from accretion of market discount                          246

NET ASSETS, for 729,548,968 shares outstanding                            $ 729,035,035

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($729,035,035 (divided by) 729,548,968 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996

INTEREST INCOME                                                       $ 12,526,926

EXPENSES

Management fee                                          $ 1,435,900

Transfer agent, accounting and custodian fees            803,867
and expenses

Non-interested trustees' compensation                    2,455

Registration fees                                        13,867

Audit                                                    15,365

Legal                                                    4,838

Miscellaneous                                            4,131

 Total expenses before reductions                        2,280,423

 Expense reductions                                      (100,414)     2,180,009

NET INTEREST INCOME                                                    10,346,917

REALIZED AND UNREALIZED GAIN (LOSS)                                    (45,980)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        246
accretion
of market discount

NET GAIN (LOSS)                                                        (45,734)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 10,301,183


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS         YEAR ENDED
                                                           ENDED AUGUST       FEBRUARY 29,
                                                           31, 1996           1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 10,346,917       $ 23,161,505
Net interest income

 Net realized gain (loss)                                   (45,980)           140,195

 Increase (decrease) in net unrealized gain from            246                (10,065)
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            10,301,183         23,291,635
FROM OPERATIONS

Distributions to shareholders from net interest income      (10,346,917)       (23,161,505)

Share transactions at net asset value of $1.00 per share    1,426,375,969      2,557,400,271
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     10,072,264         22,361,567

 Cost of shares redeemed                                    (1,439,890,716)    (2,522,553,562)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (3,442,483)        57,208,276
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (3,488,217)        57,338,406

NET ASSETS

 Beginning of period                                        732,523,252        675,184,846

 End of period                                             $ 729,035,035      $ 732,523,252



 FINANCIAL HIGHLIGHTS    SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                         ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                         AUGUST 31, 1996                                                    FEBRUARY 28,

                         (UNAUDITED)       1996           1995                       1994   1993           1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations                      .014        .032        .026        .020        .019        .035
Net interest income

Less Distributions                                     (.014)      (.032)      (.026)      (.020)      (.019)      (.035)
From net interest income

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         1.44%       3.21%       2.60%       1.97%       1.92%       3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 729,035   $ 732,523   $ 675,185   $ 611,765   $ 568,280   $ 556,516

Ratio of expenses to average net assets                .60% A,     .64%        .62%        .64%        .62%        .63%
                                                      C                                               A

Ratio of net interest income to average net assets     2.83% A     3.17%       2.58%       1.95%       2.29%       3.50%
                                                                                                      A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN(S) WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity California Municipal Income Fund (the income fund) and Fidelity California Insured Municipal Income Fund (the insured fund) are funds of Fidelity California Municipal Trust. Fidelity California Municipal Money Market Fund (the money market fund) is a fund of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund, the insured fund and the money market fund:
SECURITY VALUATION.
INCOME AND INSURED FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, losses deferred due to wash sales and futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income and insured funds may use futures and options contracts to manage their exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $49,306,326 and $64,890,149, respectively.
The market value of futures contracts opened and closed during the period amounted to $25,589,015 and $26,540,475, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
INSURED FUND. Purchases and sales of securities, other than short-term securities, aggregated $19,737,843 and $29,369,265, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,838,173 and $1,510,613, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to annualized rate of .39% of average net assets for the income, insured and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $284,557 and $106,696 for the income fund, $135,376 and $57,121 for the insured fund and $719,099 and $60,378 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .12%, .13% and .20% of average net assets for the income, insured and the money market funds, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
Money market shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $60,915.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the money market fund's operating expenses. For the period, the reimbursement reduced expenses by $97,324.
In addition, each fund has entered into an agreement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the transfer agent fees were reduced by $1,799, $844 and $3,090 for the income, insured and money market funds, respectively.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr. , Vice President -
FIXED-INCOME FUNDS
Sarah H. Zenoble, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Edward H. Malone *
Gerald C. McDonough *
Thomas R. William *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
CALIFORNIA
MUNICIPAL
FUNDS



SEMIANNUAL REPORT
AUGUST 31, 1996
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                                     3     NED JOHNSON ON INVESTING
                                                              STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

                                                        4     PERFORMANCE

                                                        7     FUND TALK: THE MANAGER'S OVERVI
                                                              EW

                                                        10    INVESTMENT CHANGES

                                                        11    INVESTMENTS

                                                        22    FINANCIAL STATEMENTS

SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

                                                        26    PERFORMANCE

                                                        29    FUND TALK: THE MANAGER'S OVERVI
                                                              EW

                                                        32    INVESTMENT CHANGES

                                                        33    INVESTMENTS

                                                        39    FINANCIAL STATEMENTS

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                        43    PERFORMANCE

                                                        45    FUND TALK: THE MANAGER'S OVERVI
                                                              EW

                                                        47    INVESTMENT CHANGES

                                                        48    INVESTMENTS

                                                        60    FINANCIAL STATEMENTS

NOTES                                                   64    NOTES TO THE FINANCIAL STATEMENTS



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average size account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996             PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Spartan California Municipal Income       0.61%    6.48%    40.93%   65.04%

Lehman Brothers California Municipal      0.16%    5.99%    n/a      n/a
Bond Index

California Municipal Debt Funds Average   0.05%    5.67%    39.38%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on November 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index, which is a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of 100 mutual funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan California Municipal Income             6.48%    7.10%    7.68%

Lehman Brothers California Municipal            5.99%    n/a      n/a
Bond Index

California Municipal Debt Funds Average         5.67%    6.86%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960911 145023 S00000000000001
             Spart.CA Muni Income        LB Municipal Bond
             00456                       LB015
  1989/11/30      10000.00                    10000.00
  1989/12/31      10089.59                    10081.80
  1990/01/31       9987.25                    10034.11
  1990/02/28      10117.35                    10123.42
  1990/03/31      10159.32                    10126.45
  1990/04/30      10004.71                    10053.14
  1990/05/31      10291.89                    10272.60
  1990/06/30      10405.52                    10362.89
  1990/07/31      10581.77                    10515.23
  1990/08/31      10331.20                    10362.55
  1990/09/30      10395.14                    10368.45
  1990/10/31      10553.03                    10556.54
  1990/11/30      10839.14                    10768.83
  1990/12/31      10913.37                    10815.67
  1991/01/31      11018.97                    10960.82
  1991/02/28      11069.19                    11056.18
  1991/03/31      11087.33                    11060.16
  1991/04/30      11257.63                    11207.26
  1991/05/31      11362.91                    11306.89
  1991/06/30      11346.29                    11295.70
  1991/07/31      11518.86                    11433.28
  1991/08/31      11648.24                    11583.86
  1991/09/30      11801.25                    11734.68
  1991/10/31      11931.27                    11840.29
  1991/11/30      11937.35                    11873.33
  1991/12/31      12173.82                    12128.13
  1992/01/31      12203.84                    12155.78
  1992/02/29      12206.43                    12159.67
  1992/03/31      12224.31                    12164.17
  1992/04/30      12344.97                    12272.43
  1992/05/31      12515.95                    12416.88
  1992/06/30      12732.29                    12625.23
  1992/07/31      13141.15                    13003.74
  1992/08/31      12932.81                    12876.95
  1992/09/30      13009.44                    12961.16
  1992/10/31      12727.10                    12833.76
  1992/11/30      13058.63                    13063.61
  1992/12/31      13248.16                    13196.99
  1993/01/31      13414.28                    13350.47
  1993/02/28      14043.77                    13833.36
  1993/03/31      13901.29                    13687.14
  1993/04/30      14029.92                    13825.24
  1993/05/31      14111.35                    13902.94
  1993/06/30      14341.36                    14134.98
  1993/07/31      14346.56                    14153.49
  1993/08/31      14721.68                    14448.17
  1993/09/30      14903.97                    14612.73
  1993/10/31      14947.67                    14640.94
  1993/11/30      14794.62                    14511.95
  1993/12/31      15105.43                    14818.30
  1994/01/31      15269.35                    14987.52
  1994/02/28      14833.85                    14599.35
  1994/03/31      14078.16                    14004.86
  1994/04/30      14135.58                    14123.62
  1994/05/31      14220.77                    14246.07
  1994/06/30      14092.86                    14159.03
  1994/07/31      14375.56                    14418.57
  1994/08/31      14419.07                    14468.45
  1994/09/30      14204.30                    14256.06
  1994/10/31      13876.60                    14002.87
  1994/11/30      13517.02                    13749.70
  1994/12/31      13750.68                    14052.33
  1995/01/31      14245.85                    14453.94
  1995/02/28      14707.09                    14874.26
  1995/03/31      14837.90                    15045.17
  1995/04/30      14833.36                    15062.92
  1995/05/31      15321.72                    15543.58
  1995/06/30      15123.46                    15408.35
  1995/07/31      15240.64                    15554.42
  1995/08/31      15417.15                    15751.65
  1995/09/30      15563.13                    15851.36
  1995/10/31      15833.51                    16081.84
  1995/11/30      16163.42                    16348.64
  1995/12/31      16359.60                    16505.75
  1996/01/31      16479.48                    16630.37
  1996/02/29      16316.46                    16518.11
  1996/03/31      16094.63                    16307.01
  1996/04/30      16028.50                    16260.86
  1996/05/31      16023.93                    16254.36
  1996/06/30      16221.27                    16431.37
  1996/07/31      16390.10                    16580.89
  1996/08/31      16416.27                    16576.91
IMATRL PRASUN   SHR__CHT 19960831 19960911 145028 R00000000000123


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on November 30, 1989, shortly after the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $16,416 - a 64.16% increase on the initial investment. This assumes the fund was still owned on August 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $16,577 - a 65.77% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

      SIX MONT   YEAR           YEARS ENDED FEBRUARY 28,                     YEAR
      HS          ENDED                                                       ENDED
      ENDED      FEBRUARY 29,                                                FEBRUARY
      AUGUST 3                                                               29,
      1,


      1996   1996   1995   1994   1993   1992

Dividend return 2.69% 5.95% 5.83% 5.62% 6.72% 6.83%

Capital appreciation
 return -2.08%  4.99% -6.69% 0.00%  8.32%  3.43%

Total return 0.61% 10.94% -0.86% 5.62% 15.04% 10.26%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1996            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.65(cents)   27.85(cents)   56.05(cents)

Annualized dividend rate                 5.25%         5.37%          5.40%

30-day annualized yield                  5.07%         -              -

30-day annualized tax-equivalent yield   8.73%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.43 over the past month, $10.28 over the past six months and $10.38 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1996 federal and state income tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six- and 12-month periods ended August 31, 1996, the fund had total returns of 0.61% and 6.48%, respectively. The California municipal debt funds average, as tracked by Lipper Analytical Services, returned 0.05% for the same six-month period and 5.67% for the past year period. Additionally, the Lehman Brothers California Municipal Bond Index returned 0.16% for the six-month period and 5.99% for the past year.
Q. WE UNDERSTAND THERE WERE SOME RECENT INVESTMENT POLICY CHANGES.
A. That's correct. As of June 24, 1996, the fund reserves the right to invest up to 5% of its assets - down from one-third - in below-investment grade securities. The fund does not intend to seek out the lower-quality, below-investment-grade bonds. Instead, this change helps the fund maintain a degree of flexibility under unusual circumstances. Further, Fidelity now uses two additional agencies to determine the credit quality of the fund's bonds. Ratings from Duff & Phelps Rating Co. and Fitch Investors Service, L.P., are being employed, along with those from Moody's Investors Service and Standard & Poor's that Fidelity had been using previously.
Q. MUNICIPAL BONDS PERFORMED RELATIVELY WELL IN THE FIRST HALF OF THE PERIOD. HOW HAVE MUNICIPALS FARED OVER THE PAST SIX MONTHS?
A. Bond prices have fallen and their yields have risen in response to reports indicating surprising strength in the economy. Investors often worry that a strong economy will ignite a new round of inflation, which erodes the value of fixed-income investments. For the municipal bond market, however, performance relative to the U.S. Treasury market was favorable because of fading fears of radical tax reform and a strong supply/demand environment. To get a sense of relative performance, it's worth examining the ratio of municipal yields to Treasury yields - expressed in percentage terms. A move from a higher percentage to a lower percentage shows that municipal bonds have outperformed Treasuries. Six months ago, the ratio of 30-year AAA municipal general obligation bonds to 30-year Treasuries stood at about 88%; at the end of August it stood at about 83%.
Q. THE CALIFORNIA ECONOMY HAS IMPROVED A GREAT DEAL OVER THE PAST YEAR. DID THIS AFFECT YOUR STRATEGY?
A. Yes, I added some general obligation bonds (GOs) issued by the state, which are backed by the fully faith and credit of the state. A GO is repaid by general revenue, in contrast to revenue from a specific facility or project built with borrowed funds. Because of the strength of California's economic rebound, the state collected revenues that were well ahead of budget. I felt that this might lead to an upgrade of the state's credit rating. That's what happened when Standard & Poor's upgraded the state's debt in March. Because of the state's improving fiscal position, state-backed GO bonds did well and helped the fund's performance.
Q. IN THE LAST SHAREHOLDER REPORT, YOU DISCUSSED HOW YOU HAD EMPHASIZED INTERMEDIATE-TERM BONDS. DID YOU CONTINUE TO DO THAT OVER THE PAST SIX MONTHS AS WELL?
A. Yes I did. The yield curve - a graphical representation of the yields bonds of various maturities pay - flattened during the past six months. When the yield curve flattened, longer-term bonds didn't reward investors with as much additional yield over intermediate-term bonds as they did when the curve was steeper. In my view, many longer-term bonds didn't offer enough yield for the added risk, and intermediate bonds were more attractive on a risk/return basis.
Q. HAVE YOUR RAISED THE FUND'S ALTERNATIVE MINIMUM TAX (AMT) BOND POSITION FOLLOWING THE CHANGE TO THE FUND'S AMT POLICY EARLIER THIS YEAR?
A. Not really. Basically, during the period, I did not find many AMT bonds selling at prices I would consider attractive. That said, I believe this policy change gives me an effective tool in managing the fund. That's because AMT bonds typically offer higher yields than other municipal securities of comparable maturity without necessarily involving higher credit risk.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In hindsight, I wish I bought more housing bonds. In rising interest-rate environments, housing bonds have historically outperformed other municipal securities.
Q. WHAT'S YOUR OUTLOOK?
A. With the presidential election coming up, there's the potential for tax reform becoming an issue again. Should this occur, municipals may not be able to continue their strong performance relative to Treasuries. But from a technical standpoint, I'm cautiously optimistic. If supply remains at current levels and demand holds firm, that would most likely be a positive for the municipal market. But no matter what the direction of the municipal market, I'll continue to concentrate on identifying securities that I think have the potential to outperform the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California
residents
START DATE:
November 27, 1989
SIZE: as of August 31, 1996,
more than $395 million
MANAGER: Jonathan Short,
since 1995; manager, Spartan
Florida Municipal Income,
since May 1996; Fidelity
Advisor California Municipal
Income, since February 1996;
Spartan Arizona Municipal
Income, since 1995; Fidelity
California Municipal Income,
Spartan California Intermediate
Municipal Income, Fidelity
California Insured Municipal
Income, and Fidelity
Minnesota Municipal Income,
since 1995; joined Fidelity in
1990
(checkmark)
JONATHAN SHORT ON CALIFORNIA'S
ECONOMY:
"During the past six months,
the California municipal
market has experienced a
number of positive
developments. Chief among
them was the rebound of
California's economy.
Heightened activity in the
international trade,
technology and entertainment
sectors was the primary fuel
for the state's economic
growth. In fact, the state has
had higher job growth than
the nation as a whole over the
past year. The housing sector
seems to be the last piece of
the puzzle left to fall into
place, and we've seen some
recent - albeit slight -
improvement in that sector as
well.
"The fact that Orange County
emerged from bankruptcy -
a year and a half after it filed
- also was a positive for the
California muni market.
Finally, the state received a
credit upgrade from two of
the major rating agencies in
1996. Fitch Investors Service
raised the state's general
obligation debt from A to A1,
and Standard & Poor's
upgraded California's
municipal debt from A to A+."
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   23.4           21.6

Lease Revenue        13.1           12.8

Special Tax          11.6           11.7

Water & Sewer        11.6           11.2

Electric Revenue     10.1           3.7

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years   16.4   16.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   7.8   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996
Aaa 41.7%
Aa, A 37.4%
Baa 16.0%
Caa 0.0%
Non-rated 2.3%
Short-term and other
investments 2.6%
Aaa 41.2%
Aa, A 35.3%
Baa 18.0%
Caa 0.8%
Non-rated 2.5%
Short-term and other
investments 2.2%
Row: 1, Col: 1, Value: 41.7
Row: 1, Col: 2, Value: 37.4
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 2.6
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 6, Value: 2.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.4%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 97.4%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa $ 3,100,000 $ 3,080,625
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A,
7.50% 2/20/31 (GNMA Coll.)  AAA  1,770,000  1,812,038
Anaheim Pub. Fing. Auth. Tax Allocation Rev.
(Cap. Appreciation Redev. Proj.)
0% 12/1/06 (MBIA Insured)  Aaa  5,000,000  2,881,250
Buena Park Commty. Redev. Agcy. Tax
Allocation Rfdg. (Central Business Dist. Proj.)
7.10% 9/1/14  BBB+  1,500,000  1,550,625
Burbank Redev. Agcy. Tax Allocation Series A,
5 3/4% 12/1/08  Baa1  2,355,000  2,331,450
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa  2,150,000  970,188
California Edl. Facs. Auth. Rev. (Stanford Univ.)
Series J, 6% 11/1/16  Aaa  1,955,000  1,989,213
California Dept. of Wtr. Resources Central Valley
Proj. Rev. Wtr. Sys.:
 Series J-1, 7% 12/1/12 (e)  Aa  1,000,000  1,140,000
 Series O, 4.75% 12/1/25  Aa  5,355,000  4,391,100
 5% 12/1/22  Aa  1,900,000  1,662,500
California Gen. Oblig.:
 Rfdg. 5.60% 9/1/21  A1  1,900,000  1,814,500
 6.10% 2/1/02  A1  1,000,000  1,057,500
 6% 9/1/03  A1  5,000,000  5,300,000
 6.40% 9/1/07  A1  2,000,000  2,180,000
 4.75% 9/1/10  A1  1,400,000  1,265,250
 6.50% 9/1/10  A1  1,950,000  2,127,938
 7% 10/1/10  A1  1,000,000  1,140,000
 5.25% 10/1/14  A1  1,000,000  938,750
 5.25% 10/1/17  A1  1,500,000  1,383,750
 6.25% 10/1/19  A1  2,200,000  2,384,250
 Unltd. Tax 6.40% 2/1/05  A1  1,690,000  1,831,538
California Health Facs. Fin. Auth. Rev.:
 Rfdg. (Children's Hosp.) 6% 7/1/06
 (MBIA Insured)  Aaa  1,000,000  1,053,750
 (Gould Med. Foundation) Series A,
 7.30% 4/1/20 (Escrowed to Maturity) (d)  A  1,500,000  1,657,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Health Facs. Fin. Auth. Rev.: - continued
 (Los Medanos Health Care Corp.) Series A,
 7.25% 3/1/20  A $ 1,500,000 $ 1,543,125
 (Summit Medical Ctr.) Series A,
 5.50% 5/1/05 (FSA Insured)  Aaa  1,200,000  1,216,500
California Hsg. Fin. Agcy. Rev. (Home Mtg.) (c):
 Series A, 0% 8/1/23  Aa  3,650,000  465,375
 Series C:
  8.30% 8/1/19  Aa  1,165,000  1,207,231
  0% 8/1/21  Aa  5,870,000  873,163
  7.60% 8/1/30  Aa  6,150,000  6,503,625
 Series F-2, 7.25% 8/1/16  Aa  4,365,000  4,550,513
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (San Diego Gas & Elec.) Series A,
5.90% 6/1/14  A2  1,900,000  1,916,625
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  1,825,000  1,934,500
California Pub. Works Board Lease Rev.:
 (Dept. of Corrections Corcoran II) Series A,
 6% 1/1/05 (AMBAC Insured)  Aaa  2,000,000  2,115,000
 (Dept of Corrections Madera State Prison)
  Series E:
   5.50% 6/1/15  A  3,000,000  2,823,750
   5.50% 6/1/19  A  1,000,000  918,750
 (Dept. of Corrections Susanville State Prison)
 Series D, 5.25% 6/1/15 (FSA Insured)  Aaa  2,000,000  1,877,500
 (Franchise Tax Board-PH II) Series A,
 6.25% 9/1/11  A  1,150,000  1,170,125
 (University Projs.) Series B, 6.40% 12/1/09  A1  1,000,000  1,071,250
 (Various California State Univ. Projs.)
 Series A:
   6.50% 9/1/04  A  1,090,000  1,171,750
   5% 6/1/06  A1  3,000,000  2,913,750
   5.50% 6/1/14  A1  6,475,000  6,151,250
   6.40% 12/1/16  Aaa  1,500,000  1,573,125
California Rural Home Mtg. Fin. 4.45% 8/1/01
(MBIA Insured)  Aaa  3,000,000  2,951,250
California Statewide Commty. Dev. Corp. Ctfs. of Prtn.:
 Rfdg. (Insured Hosp.) (Triad Healthcare)
 6.25% 8/1/06  A  2,000,000  2,045,000
 (Children's Hosp.) 6% 6/1/13 (MBIA Insured)  Aaa  1,570,000  1,613,175
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Corp. Ctfs. of Prtn.: - continued
 (Odd Fellows) 5.375% 10/1/13  A+ $ 2,500,000 $ 2,309,375
 (Sister of Charity Leavenworth Sys.):
  5% 12/1/14  Aa  1,315,000  1,165,419
  5% 12/1/23  Aa  5,000,000  4,287,500
 (St. Joseph Health Sys.) 5.50% 7/1/23  Aa  1,500,000  1,385,625
 (Villaview Commty. Hosp., Inc.) Series A,
 7% 9/1/09  A  1,200,000  1,287,000
 5.616% 7/1/13  Aaa  4,000,000  3,855,000
Campbell Ctfs. of Prtn. Rfdg. (Civic Center Proj.)
6% 10/1/18  A  2,565,000  2,468,813
Carson Redev. Agcy. Redev. Tax Allocation:
 (Proj. Area #1):
  6.375% 10/1/12  Baa1  1,465,000  1,470,494
  6.375% 10/1/16  Baa1  1,000,000  996,250
 (Proj. Area #2) 5.875% 10/1/09  Baa  2,000,000  1,915,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn.:
 (Wtr. Sys. Impt. Proj.) Series A, Rfdg.:
  7% 8/1/11 (MBIA Insured)  Aaa  1,500,000  1,719,375
  7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,811,075
Central California Joint Pwrs. Ctfs. of Prtn.
Health Fing. Rfdg. (Commty. Hosp. of Central
California Proj.) 5% 2/1/23  A  4,690,000  3,816,488
Central Valley Fing. Auth. Rev.:
 (Cogeneration Proj.) (Carson Ice Gen. Proj.):
  6% 7/1/09  BBB-  3,050,000  2,985,188
  6.10% 7/1/13  BBB-  1,000,000  980,000
  6.20% 7/1/20  BBB-  3,900,000  3,807,375
Clovis Unified School Dist. Series B, 0% 8/1/03
(MBIA Insured)  Aaa  3,485,000  2,452,569
Coalinga Ctfs. of Prtn. 7% 4/1/10  BBB+  1,655,000  1,690,169
Contra Costa County Ctfs. of Prtn. (Merrithew
Mem. Hosp.) (Cap. Appreciation) 0% 11/1/14  A1  3,000,000  967,500
Contra Costa Schools Fing. Auth. Rev. Vista
Unified School Dist. School Sites Series A,
0% 9/1/17 (AMBAC Insured) (Pre-Refunded
to 9/1/02 - 36.34) (d)  Aaa  3,420,000  927,675
Contra Costa Trans. Auth. Sales Tax Rev.
Series A, 6% 3/1/03 (FGIC Insured)  Aaa  1,000,000  1,063,750
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (FSA Insured)  Aaa  5,200,000  5,304,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Duarte Ctfs. of Prtn. (City of Hope Nat'l.
Medical Ctr.) 6.25% 4/1/23  Baa1 $ 2,000,000 $ 1,932,500
East Bay Muni. Util. Dist. Wastewtr. Treatment Rfdg.:
 6% 6/1/02 (FGIC Insured)  Aaa  1,000,000  1,061,250
 6% 6/1/03 (FGIC Insured)  Aaa  1,500,000  1,597,500
 5.75% 6/1/04 (MBIA Insured)  Aaa  1,000,000  1,047,500
 6% 6/1/04 (FGIC Insured)  Aaa  1,460,000  1,556,725
 5% 6/1/13 (FGIC Insured)  Aaa  2,500,000  2,290,625
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev. Ctfs.
of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa  2,000,000  2,240,000
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1) 6.50% 12/1/24
(AMBAC Insured)  Aaa  2,000,000  2,197,500
Encintas Unified School Dist. (Cap. Appreciation)
0% 8/1/10 (MBIA Insured)  Aaa  1,000,000  450,000
Fairfield-Suisun Swr. Dist. Swr. Rev. Rfdg. Series A:
 0% 5/1/07 (MBIA Insured)  Aaa  1,635,000  911,513
 0% 5/1/08 (MBIA Insured)  Aaa  2,085,000  1,089,413
 0% 5/1/09 (MBIA Insured)  Aaa  2,080,000  1,014,000
Folsom Pub. Fing. Auth. Local Agcy. Rev.
Series A, 7.25% 10/1/10  BBB+  1,285,000  1,328,369
Fontana Redev. Agcy. Tax Allocation Rfdg.:
 (Jurupa Hills) Series A, 7% 10/1/14  BBB+  1,900,000  1,947,500
 (Jurupa Hills) Series 1992 A, 7.10% 10/1/23  BBB  2,000,000  2,042,500
Foothill/Eastern Trans. Toll Rd. Rev. Sr. Lien
Series A, 6% 1/1/16  Baa  4,000,000  3,885,000
Fremont Unified School Dist. Alameda County
(Cap. Appreciation) Series F, 0% 8/1/04
(MBIA Insured)  Aaa  1,270,000  839,788
Inglewood Ctfs. of Prtn. (Civic Center Impt. Proj.)
7% 8/1/19  A  1,000,000  1,031,250
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy.
Local Pool Rev.:
  7.80% 2/15/08  A+  1,560,000  1,626,300
  7.875% 2/15/23  A+  5,500,000  5,733,750
  8.25% 8/15/23  A+  14,365,000  15,280,769
Kings County Ctfs. of Prtn. 7.50% 7/1/04 (i)  -  2,800,000  2,978,500
Kings River Conservation Dist. Pine Flat Pwr. Rev. Rfdg.
Series D, 6.375% 1/1/12  Aa  2,000,000  2,085,000
Long Beach Hbr. Rev.:
 6% 5/15/06 (MBIA Insured)  Aaa  3,000,000  3,157,500
 5.75% 5/15/07 (MBIA Insured)  Aaa  4,845,000  4,960,069
 5.50% 5/15/15 (MBIA Insured) (c)  Aaa  3,710,000  3,524,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Ctfs. of Prtn. (Health Facs.
Construction Loan) (Bay Harbor Hosp.)
7.30% 4/1/20  A $ 1,000,000 $ 1,057,500
Los Angeles County Ctfs. of Prtn.:
 (Correctional Facs.) (Cap. Appreciation)
 0% 9/1/11 (MBIA Insured)  Aaa  6,400,000  2,640,000
 (Disney Parking Proj.):
  0% 3/1/12  Baa1  2,180,000  779,350
  0% 3/1/13  Baa1  2,750,000  910,938
  0% 3/1/19  Baa1  3,175,000  678,656
Los Angeles County Metropolitan Trans. Auth.
(Sales Tax Rev.) Second Series A:
  5.90% 7/1/04 (AMBAC Insured)  Aaa  2,135,000  2,265,769
  5.90% 7/1/08 (AMBAC Insured)  Aaa  1,370,000  1,436,788
Los Angeles Dept. Wtr. & Pwr. Elec. Plant Rev.
Rfdg. 6.375% 2/1/20  Aa  1,000,000  1,041,250
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18
(Escrowed to Maturity) (d)  Aa  1,270,000  1,528,763
Los Angeles Wastewtr. Sys. Rev. Rfdg.:
 Series A, 5% 2/1/11 (FGIC Insured)  Aaa  1,500,000  1,398,750
 Series D, 5.20% 11/1/21 (FGIC Insured)  Aaa  1,000,000  903,750
Madera County Ctfs. Partn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  500,000  535,625
Modesto Ctfs. of Prtn.:
 (Commty. Ctr. Refing. Proj.) Series A,
 5.60% 11/1/14 (AMBAC Insured)  Aaa  1,370,000  1,347,738
 (Golf Course Refing. Proj.) Series B,
 5% 11/1/23 (AMBAC Insured)  Aaa  1,585,000  1,404,706
Modesto Irrigation Dist. Ctfs. of Prtn. Rfdg. &
Cap. Impts. Series A, 0% 10/1/10
(MBIA Insured)  Aaa  2,270,000  1,015,825
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Crossover Rfdg. (Geothermal Proj. #3)
 Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  2,250,000  2,314,688
 Rfdg. (Geothermal Proj.) Series A,
 5.80% 7/1/09 (AMBAC Insured)  Aaa  5,675,000  5,859,438
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 - 100) (d)  Aaa  1,170,000  1,420,088
Oakland Redev. Agcy. Central Dist. Redev.
(Sub. Tax Allocation) 5% 9/1/21 (MBIA Insured) Aaa 1,000,000 890,000 MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Ontario Redev. Fing. Auth. Rev. (Ctr. City
Cimarron Proj.#1):
  0% 8/1/08 (MBIA Insured)  Aaa $ 3,255,000 $ 1,676,325
  0% 8/1/09 (MBIA Insured)  Aaa  3,260,000  1,568,875
  6.95% 8/1/11 (MBIA Insured)  Aaa  1,000,000  1,136,250
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Baa  3,500,000  3,307,500
Orange County Local Trans. Auth. Sales Tax Rev.
First Series-Measure M, 6% 2/15/08
(AMBAC Insured)  Aaa  1,250,000  1,307,813
Palm Desert Fing. Auth. Tax Allocation
6.3675% 4/1/22 (MBIA Insured)  Aaa  5,500,000  5,616,875
Palm Springs Ctfs. of Prtn. (Muni. Golf Course
Expansion Proj.) 7.40% 11/1/18  BBB+  1,500,000  1,560,000
Palomar Pomerado Health Sys. Rev.
0% 11/1/05 (MBIA Insured)  Aaa  3,075,000  1,894,969
Pasadena Ctfs. of Prtn. Rfdg. (Old Pasadena
Pkg. Facs. Proj.) 6.25% 1/1/18  A1  1,605,000  1,647,131
Pleasanton Joint Pwrs. Fin. Auth. Reassessment,
Series A:
  5.80% 9/2/02  Baa  2,490,000  2,564,700
  6% 9/2/05  Baa  1,620,000  1,682,775
  6.15% 9/2/12  Baa  5,210,000  5,170,925
Port Oakland Port. Rev. Rfdg.:
 Series F, 0% 11/1/06 (MBIA Insured)  Aaa  1,250,000  728,125
 (Cap. Appreciation) Series F, 0% 11/1/08
 (MBIA Insured)  Aaa  3,500,000  1,776,250
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.
5.875% 11/1/10 (FGIC Insured)  Aaa  2,500,000  2,556,250
Rancho Mirage Joint Pwrs. Fing. Auth. Ctfs. of
Prtn. (Eisenhower Mem. Hosp.) 7% 3/1/22  A  1,000,000  1,047,500
Riverside County Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp. Proj.) Series A:
  5.75% 6/1/01  A  1,250,000  1,271,875
  6.375% 6/1/09  A  3,000,000  3,090,000
  6.50% 6/1/12  A  5,500,000  5,720,000
Riverside County Redev. Agcy. Tax Allocation
(Redev. Proj. #4) Series A:
  7.50% 10/1/10  BBB  1,000,000  1,052,500
  7.50% 10/1/26  BBB  2,500,000  2,609,375
Riverside County Trans. Commission Sales
Tax Rev. Series A, 5.30% 6/1/02,
(AMBAC Insured)  Aaa  1,000,000  1,022,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation Land Acquisition Proj.)
Series B, 0% 9/1/26, (FSA Insured) (f)  Aaa $ 1,835,000 $ 1,676,731
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  1,925,000  1,816,719
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev.:
 (Proctor & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,000,000  1,008,750
  5.70% 7/1/00  BBB-  1,200,000  1,219,500
  6.50% 7/1/06  BBB-  1,500,000  1,573,125
  6.375% 7/1/10  BBB-  800,000  808,000
Sacramento Muni. Util. Dist. Elec. Rev.:
 1.76% 11/15/08 (FGIC Insured) (g)  Aaa  7,000,000  6,168,750
 6.30% 8/15/18 (FGIC Insured)  Aaa  3,500,000  3,596,250
San Bernardino County Ctfs. of Prtn.:
 (Cap. Facs. Proj.) Series B, 6.875% 8/1/24
 (Escrowed to Maturity) (d)  Baa1  2,500,000  2,884,375
 (Med. Ctr. Fin.) 5.50% 8/1/22  Baa1  4,500,000  4,016,250
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A:
  5.25% 4/1/02 (FGIC Insured)  Aaa  2,000,000  2,032,500
  6% 4/1/04 (FGIC Insured)  Aaa  1,875,000  1,992,188
  5% 4/1/07 (FGIC Insured)  Aaa  1,500,000  1,464,375
San Diego County Wtr. Auth.
5.632% 4/25/07 (FGIC Insured)  Aaa  2,500,000  2,531,250
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen.
Svcs. Lease) Series A 5% 10/1/08  A  1,320,000  1,254,000
San Francisco City & County Arpts. 5.125%
5/1/07 (FGIC Insured)  Aaa  2,000,000  1,940,000
San Francisco City & County Gen. Oblig.
7.20% 9/1/01  A1  625,000  654,844
San Francisco City & County Redev. Agcy.
7.75% 9/1/06  -  6,000,000  6,295,306
San Francisco City & County Redev. Fing. Auth.
Tax Allocation Rfdg. (Cap. Appreciation)
(Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)  Aaa  1,475,000  665,594
San Francisco City & County Swr. Rev.:
 Rfdg. 5.90% 10/1/08 (AMBAC Insured)  Aaa  2,000,000  2,057,500
 Series B:
  0% 10/1/06 (FGIC Insured)  Aaa  3,690,000  2,144,813
  0% 10/1/08 (FGIC Insured)  Aaa  1,600,000  816,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Joaquin County Ctfs. of Prtn.
 (General Hosp. Proj.):
  5.70% 9/1/01  A $ 1,000,000 $ 1,011,250
  6.25% 9/1/13  A  2,500,000  2,487,500
Santa Ana Commty. Redev. Agcy. Tax
Allocation (Santa Ana Redev. Proj. Area)
Series B, 6.50% 12/15/14  AAA  880,000  937,200
Santa Barbara Ctfs. of Prtn. (American
Baptist Hosp.) 7.40% 5/15/15  A  2,000,000  2,127,500
Santa Clara County Fin. Auth. Lease Rev.
(VMC Replacement Proj.) Series A, 7.75%
11/15/08 (AMBAC Insured)  Aaa  1,175,000  1,420,281
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dists. 1-2-2A & 8) 7 1/4% 8/1/08
(MBIA Insured)  Aaa  1,780,000  2,067,025
Sequoia Hosp. Dist. Rev. 5.375% 8/15/13  Baa  2,780,000  2,380,375
South Orange County Pub. Fin. Auth.:
 (Spl. Tax Rev. Sr. Lien) 7% 9/1/10
 (MBIA Insured)  Aaa  3,300,000  3,762,000
 (Spl. Tax Rev. Foothill Area C) 8% 8/15/09
 (FGIC Insured)  Aaa  3,650,000  4,489,500
Southern California Pub. Pwr. Auth. Pwr. Proj.
Rev. (Multiple Proj.) 6.75% 7/1/11  A  2,500,000  2,734,375
Southern California Metropolitan Wtr. Dist. Rev.:
 6% 7/1/05 (MBIA Insured)  Aaa  3,000,000  3,202,500
 5.75% 8/12/18  Aa  5,000,000  4,850,000
 5% 7/1/20  Aa  2,000,000  1,737,500
Sulphur Springs Unified School Dist.:
 Series A, 0% 9/1/08 (MBIA Insured)  Aaa  2,745,000  1,406,813
 Unltd. Tax Series A, 0% 9/1/12 (MBIA Insured)  Aaa  2,750,000  1,086,250
Tri-City Hosp. Dist. Rev. Rfdg. Series B,
6% 2/15/05 (MBIA Insured)  Aaa  1,500,000  1,565,625
Upland Ctfs. of Prtn. (San Antonio
Commty. Hosp.):
  5.25% 1/1/08  A  1,850,000  1,745,938
  5.25% 1/1/13  A  3,000,000  2,658,750
Vista Unified School Dist. Ctfs. of Prtn. 0%
9/1/11 (MBIA Insured) (Pre-Refunded to
9/1/96 @ 34.36) (d)  Aaa  8,585,000  2,949,806
West Covina Ctfs. of Prtn.  (Queen of the Valley Hosp.)
6 1/2% 8/15/24  A  1,100,000  1,113,750
TOTAL MUNICIPAL BONDS
(Cost $378,658,038)   384,813,901
MUNICIPAL NOTES (A) - 2.6%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 2.6%
California Commty. Dev. Corp. Rev.
(Sunclipse-Union City Proj.) Series 1989,
3.40%, LOC California St. Teachers
Retirement Sys., VRDN (c)  A-1+ $ 150,000 $ 150,000
California Gen. Oblig.:
 3.30% 9/18/96, CP, LOC Bayerische
 Landesbank Girozent  P-1  2,000,000  1,999,860
 4.50% 6/30/97, RAN  MIG 1  1,500,000  1,508,340
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (Pacific Gas & Elec.) Series 1996G,
3.75%, VRDN  VMIG 1  900,000  900,000
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Burney Forest Prod. Proj.)
3.70%, LOC Fleet Bank, VRDN (c)  P-1  600,000  600,000
Irvine Impt. Bond Action (1915 Dist. #89-10
Orange County) 3.75%, LOC National
Westminster Bank PLC, VRDN  VMIG 1  15,000  15,000
Los Angeles County Metropolitan Trans. Auth.
Participating VRDN,
Series SG-46, 3.65% (Liquidity Facility Societe
Generale France) (h)  AAA  1,130,000  1,130,000
Los Angeles Gen. Oblig. TRAN,
Series 1996-1997, 4.50% 6/30/97  MIG 1  2,000,000  2,010,040
Orange County Apt. Dev. Rev. (Foothill Oaks
Apts. Proj.) Issue 1989 B, 3.45%, LOC Bank
of America, VRDN (c)  VMIG 1  400,000  400,000
Orange County Sanitation Dist. Cap. Impt. Prog.
1990-1992 Series A, (Dist. 1,2,3,5,6 7,11,13,14)
3.75%, LOC Nat'l. Westminster Bank, VRDN  VMIG 1  200,000  200,000
San Diego Multi-family Hsg. Rev. Rfdg.
(Las Flores Proj.) Series 91-A, 3.40%
LOC SwissBank Corp., VRDN  A-1+  1,400,000  1,400,000
TOTAL MUNICIPAL NOTES
(Cost $10,313,240)   10,313,240
TOTAL INVESTMENTS - 100%
(Cost $388,971,278)  $ 395,127,141
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
25 Municipal Bond Contracts   Sept. 1996 $ 2,841,406 $ 21,023
35 30-Year Treasury Bond Contracts   Sept. 1996  3,755,938  (85,005)
      $ 6,597,344 $ (63,982)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.7%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
(i) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $342,000.
(j) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(k) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(l) Provides evidence of ownership in one or more underlying municipal bonds.
(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Kings County Ctfs. of
 Prtn. 7.5% 7/1/04 3/27/90 $ 2,794,137
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.5% AAA, AA, A 79.5%
Baa 9.3% BBB  11.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.3%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  23.4%
Lease Revenue   13.1
Special Tax  11.6
Water and Sewer  11.6
Electric Revenue  10.1
Health Care  8.8
Pooled Loan  5.7
Transportation  5.6
Others (individually less than 5%)   10.1
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $389,151,628. Net unrealized appreciation aggregated $5,975,513, of which $10,716,800 related to appreciated investment securities and $4,741,287 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $9,792,000 of which $2,477,000 will expire on February 28, 2003 and of which $7,315,000 will expire on February 29, 2004.
At February 29, 1996, the fund was required to defer approximately $1,204,000 of losses on futures contracts.
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $388,971,278) -                 $ 395,127,141
See accompanying schedule

Receivable for investments sold                                           1,807,622

Interest receivable                                                       5,073,810

 TOTAL ASSETS                                                             402,008,573

LIABILITIES

Payable to custodian bank                                   $ 95,128

Payable for investments purchased                            5,706,862

Payable for fund shares redeemed                             256,318

Distributions payable                                        461,822

Accrued management fee                                       186,660

Payable for daily variation on futures contracts
                                                            39,375

 TOTAL LIABILITIES
                                                                         6,746,165

NET ASSETS                                                               $ 395,262,408

Net Assets consist of:

Paid in capital                                                          $ 400,872,911

Accumulated undistributed net realized gain (loss)                        (11,702,384)
on investments

Net unrealized appreciation (depreciation) on
investments                                                              6,091,881

NET ASSETS, for 38,372,910 shares outstanding                            $ 395,262,408

NET ASSET VALUE, offering price and redemption price                      $10.30
per share ($395,262,408 (divided by) 38,372,910 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INTEREST INCOME                                                           $ 11,729,863

EXPENSES

Management fee                                             $ 1,097,103

Non-interested trustees' compensation                       833

 Total expenses before reductions                           1,097,936

 Expense reductions
                                                           (30,282)       1,067,654

NET INTEREST INCOME
                                                                          10,662,209

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (499,168)

 Futures contracts                                                         (486,071)
                                                           13,097

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (8,126,314)

 Futures contracts
                                                           (25,153)       (8,151,467)

NET GAIN (LOSS)
                                                                          (8,637,538)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 2,024,671
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED AUGUST    FEBRUARY 29,
                                                          31,1996         1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 10,662,209    $ 22,267,955
Net interest income

 Net realized gain (loss)                                  (486,071)       (167,688)

 Change in net unrealized appreciation (depreciation)
                                                          (8,151,467)     19,615,441

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                           2,024,671       41,715,708

Distributions to shareholders                              (10,711,538)    (22,267,955)
From net interest income

 From net realized gain
                                                          (77,905)        -

 TOTAL DISTRIBUTIONS
                                                          (10,789,443)    (22,267,955)

Share transactions                                         24,842,264      51,893,617
Net proceeds from sales of shares

 Reinvestment of distributions                             8,469,564       17,497,697

 Cost of shares redeemed
                                                          (38,501,272)    (75,426,818)

 Redemption fees
                                                          15,479          28,650

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS                                   (5,173,965)     (6,006,854)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (13,938,737)    13,440,899

NET ASSETS

 Beginning of period
                                                          409,201,145     395,760,246

 End of period (including undistributed net investment    $ 395,262,408   $ 409,201,145
income of $0, and $49,329, respectively)

OTHER INFORMATION
Shares

 Sold                                                      2,417,763       5,015,350

 Issued in reinvestment of distributions                   824,146         1,696,585

 Redeemed
                                                          (3,749,791)     (7,327,672)

 Net increase (decrease)                                   (507,882)       (615,737)


F

 FINANCIAL HIGHLIGHTS    SIX MONTHS      YEAR ENDED     YEARS ENDED FEBRUARY 28,            TEN MONTHS     YEAR ENDED
                         ENDED AUGUST    FEBRUARY 29,                                       ENDED          APRIL 30,
                         31, 1996                                                           FEBRUARY 28,

                         (UNAUDITED)     1996           1995                       1994 C   1993           1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 10.520    $ 10.020    $ 10.930    $ 11.330    $ 10.540    $ 10.240

Income from Investment Operations                 .277        .571        .603        .631        .543        .663
Net interest income

 Net realized and unrealized gain (loss)          (.217)      .498        (.732)      (.012)      .858        .297

 Total from investment operations                 .060        1.069       (.129)      .619        1.401       .960

Less Distributions                                (.278)      (.570)      (.603)      (.631)      (.543)      (.663)
From net interest income

 From net realized gain                           (.002)      -           (.180)      (.330)      (.070)      -

 In excess of net realized gain                   -           -           -           (.060)      -           -

 Total distributions                              (.280)      (.570)      (.783)      (1.021)     (.613)      (.663)

Redemption fees added to paid in capital          .000        .001        .002        .002        .002        .003

Net asset value, end of period                   $ 10.300    $ 10.520    $ 10.020    $ 10.930    $ 11.330    $ 10.540

TOTAL RETURN B                                    0.61%       10.94%      (.85)       5.63%       13.76%      9.66%
                                                                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 395,262   $ 409,201   $ 395,760   $ 566,613   $ 573,871   $ 479,137

Ratio of expenses to average net assets           .55% A      .54%        .55%        .52%        .40% A,     .36%
                                                             D                       D           D           D

Ratio of expenses to average net assets after     .53% A,     .54%        .55%        .52%        .40% A      .36%
expense reductions                                E

Ratio of net interest income to average net       5.34% A     5.57%       6.04%       5.58%       6.07% A     6.36%
assets

Portfolio turnover rate                           25% A       38%         30%         54%         26% A       13%


C ANNUALIZED
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C EFFECTIVE MARCH 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average size account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                      PAST 6   PAST 1   LIFE OF
                                                   MONTHS   YEAR     FUND

Spartan California Intermediate Municipal Income   0.32%    4.96%    10.86%

Lehman Brothers California 1-17 Year Municipal     0.30%    5.02%    n/a
Bond Index

California Intermediate Municipal Debt Funds       0.33%    4.35%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 30, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past six months, past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California 1-17 Year Municipal Bond Index, which is a total return performance benchmark for California investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacks up against its peers, you can compare it to the California intermediate municipal debt funds average, which reflects the performance of 29 mutual funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                            PAST 1   LIFE OF
                                                         YEAR     FUND

Spartan California Intermediate Municipal Income         4.96%    3.93%

Lehman Brothers California 1-17 Year Municipal           5.02%    n/a
Bond Index

California Intermediate Municipal Debt Funds             4.35%    n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960911 145023 S00000000000001
             Spart.CA Int. Muni          LB Municipal Bond
             00432                       LB015
  1993/12/31      10000.00                    10000.00
  1994/01/31      10114.46                    10114.20
  1994/02/28       9828.19                     9852.24
  1994/03/31       9522.27                     9451.06
  1994/04/30       9579.71                     9531.20
  1994/05/31       9659.48                     9613.84
  1994/06/30       9607.30                     9555.10
  1994/07/31       9783.77                     9730.24
  1994/08/31       9816.77                     9763.91
  1994/09/30       9713.91                     9620.58
  1994/10/31       9559.65                     9449.71
  1994/11/30       9394.31                     9278.86
  1994/12/31       9532.70                     9483.09
  1995/01/31       9774.19                     9754.12
  1995/02/28       9992.53                    10037.77
  1995/03/31      10067.59                    10153.10
  1995/04/30      10078.44                    10165.08
  1995/05/31      10389.38                    10489.45
  1995/06/30      10291.45                    10398.19
  1995/07/31      10419.57                    10496.77
  1995/08/31      10560.65                    10629.87
  1995/09/30      10625.07                    10697.15
  1995/10/31      10767.07                    10852.69
  1995/11/30      10919.50                    11032.74
  1995/12/31      10975.50                    11138.76
  1996/01/31      11075.45                    11222.86
  1996/02/29      11049.70                    11147.10
  1996/03/31      10915.23                    11004.64
  1996/04/30      10902.00                    10973.50
  1996/05/31      10889.28                    10969.11
  1996/06/30      10987.55                    11088.57
  1996/07/31      11075.95                    11189.47
  1996/08/31      11085.25                    11186.79
IMATRL PRASUN   SHR__CHT 19960831 19960911 145028 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan California Intermediate Municipal Income Fund on December 31, 1993, shortly after the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $11,085 - a 10.85% increase on the initial investment. This assumes the fund was still owned on August 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,187 - a 11.87% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                 DECEMBER 30, 1993
      SIX MONTHS   YEAR           YEAR           (COMMENCEMENT
      ENDED        ENDED          ENDED          OF OPERATIONS) TO
      AUGUST 31,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,

      1996         1996           1995           1994

Dividend return 2.33%  5.28% 5.05% 0.69%

Capital appreciation
 return -2.01%   5.29% -3.39% -2.41%

Total return 0.32%  10.57% 1.66% -1.72%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1996            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.82(cents)   22.86(cents)   46.55(cents)

Annualized dividend rate                 4.57%         4.66%          4.74%

30-day annualized yield                  4.54%         -              -

30-day annualized tax-equivalent yield   7.82%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.83 over the past month, $9.73 over the past six months, and $9.81 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1996 federal and state income tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan California Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six months ended August 31, 1996, the fund had a total return of 0.32%. For the past year, it returned 4.96%. The California intermediate municipal debt funds average, as tracked by Lipper Analytical Services, was 0.33% for the past six months and 4.35% for the past year. Additionally, the Lehman Brothers California 1-17 Year Municipal Bond Index returned 0.30% for the six-month period and 5.02% for the past year.
Q. WHAT ACCOUNTS FOR THE MUNICIPAL BOND MARKET'S WEAK SHOWING OVER THE PAST SIX MONTHS?
A. Nearly all bonds suffered a pullback primarily due to heightened inflation fears. Several consecutive monthly employment reports indicated that a surprising number of new jobs were created, which generally led investors to fret that the economy was growing at a quicker-than-expected pace. The main worry was that a fast-growing economy would translate into higher inflation, which could prompt the Federal Reserve Board to raise interest rates. Higher interest rates, of course, eat away at the value of bond holdings. Despite this negative backdrop, municipals performed well compared to Treasuries over the past six months, as investors' fears of radical tax reform - which caused munis to lag Treasuries during 1995 - dissipated. During the period, there was also a number of bonds maturing and being called - that is, paid off early by their issuer, which increased demand for municipals when this money was reinvested in the municipal market.
Q. WHAT FACTORS SHAPED THE CALIFORNIA MUNICIPAL BOND SECTOR?
A. California municipal bonds were affected by three major developments: the rebound of the state's economy, the emergence of Orange County from bankruptcy and upgrades to the state's credit rating. All three events were interpreted as positives by muni investors. In recognition of its stronger economy and improving fiscal situation, the state received a credit upgrade from two of the major rating agencies in 1996. Fitch Investors Service raised the state's general obligation debt from A to A+, as did Standard & Poor's. Those upgrades helped the performance of the fund's state-backed general obligation bonds (GOs).
Q. WHAT FACTORS HELPED THE FUND OVER THE PAST SIX MONTHS?
A. I think the fund's structure was the most important contributor to performance. Throughout the past six months, I emphasized non-callable bonds, which can't be redeemed by their issuer before their maturity. While that may have hurt the fund when interest rates rose early in the year, these bonds rebounded when the market recovered in the late summer.
Q. DURING THE PERIOD, YOU INCREASED THE OVERALL CREDIT QUALITY OF THE FUND. WHAT PRECIPITATED THAT MOVE?
A. Credit spreads - which measure the difference in yields between bonds of various credit qualities - narrowed or lessened. As spreads narrowed, I was able to sell some lower-rated bonds at attractive levels and replace them with higher-rated bonds, without sacrificing much in the way of additional yield. By upgrading the fund's holdings, it means that the fund carries less credit risk - the risk that a borrower will not repay an obligation as promised. Typically, I would buy the highest-rated insured bonds. But on occasion, I found selected opportunities to add uninsured bonds.
Q. ASIDE FROM THE MARKET'S PERFORMANCE, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS FOR YOU.
A. It's more a question of what I didn't invest in, rather than something I did that turned out badly. In hindsight, I wish I bought more housing bonds. In rising interest-rate environments, housing bonds have historically outperformed other municipal securities.
Q. WHAT'S YOUR OUTLOOK FOR THE CALIFORNIA MUNICIPAL MARKET?
A. California's economy should continue to remain strong, which most likely will be a positive for California municipal bonds. But the more important factor will be the direction of the overall municipal market itself. With the presidential election coming up, there's the potential for tax reform becoming an issue again. Should this occur, municipals may not be able to continue their strong performance relative to Treasuries. But from a technical standpoint, I'm cautiously optimistic. If supply continues to be muted and demand holds firm, that would most likely be a positive for the market. But no matter what the direction of the municipal market is, I'll continue to concentrate on identifying securities that I think have the potential to outperform the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California
residents
START DATE: December 29,
1993
SIZE: as of August 31, 1996,
more than $72 million
MANAGER: Jonathan Short,
since 1995; manager,
Spartan Florida Municipal
Income, since May 1996;
Fidelity Advisor California
Municipal Income, since
February 1996; Spartan
Arizona Municipal Income,
since 1995; Spartan
California Municipal
Income, Fidelity California
Insured Municipal Income,
Fidelity California Municipal
Income, and Fidelity
Minnesota Municipal Income
since 1995; joined Fidelity in
1990
(checkmark)
JONATHAN SHORT ON CHANGES TO
THE FUND'S INVESTMENT POLICIES:
"Effective June 24, 1996, the
fund will change some of its
debt quality policies as part of
the standardization of quality
policies for our fixed-income
funds. The restriction limiting
the fund's investments in
BBB-rated bonds - the
lowest tier of
investment-grade securities
- to 40% of its assets has
been eliminated. This change
allows the fund increased
flexibility to invest in the lowest
tier of investment-grade bonds
without significantly increasing
the risk of the fund. Further, as
of June 24, 1996, Fidelity now
uses two additional agencies to
determine the credit quality of
the fund's bonds. Ratings from
Duff & Phelps Rating Co. and
Fitch Investors Service, L.P.,
are being employed, along with
those from Moody's Investors
Service and Standard & Poor's
that Fidelity had been using
previously."
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      29.7           23.0

Special Tax             15.4           16.6

Water & Sewer           13.4           16.7

Health Care             10.7           9.2

Escrowed/Pre-Refunded   8.3            9.9

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   8.4   8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   5.9   6.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996
Aaa 50.8%
Aa, A 35.5%
Baa 9.4%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.3%
Aaa 50.0%
Aa, A 32.1%
Baa 9.0%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 8.9%
Row: 1, Col: 1, Value: 50.8
Row: 1, Col: 2, Value: 35.5
Row: 1, Col: 3, Value: 9.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 32.1
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 8.9
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.7%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 95.2%
California Dept. Wtr. Resources Wtr. Sys. Rev.:
 (Central Valley Proj.):
  Series I, 6.95% 12/1/25 (Pre-Refunded
  to 6/01/00 @ 101.50) (d)  Aaa $ 500,000 $ 546,875
  Series J-2, 5.50% 12/1/01  Aa  500,000  518,125
California Gen. Oblig.:
 6.40% 2/1/06  A1  575,000  625,313
 6.40% 9/1/07  A1  1,000,000   1,090,000
 6% 10/1/08  A1  425,000  447,313
 6.50% 9/1/10  A1  1,000,000   1,091,250
 7% 10/1/10  A1  500,000  570,000
 5.75% 3/1/11  A1  1,250,000   1,253,125
 6.25% 10/1/19  A1  1,040,000   1,127,100
California Health Facs. Fin. Auth. Rev. Rfdg.
(Children's Hosp.) 6% 7/1/06 (MBIA Insured)  Aaa  500,000  526,875
California Pub. Wks. Board Lease Rev.:
 (California University Proj.) Series A:
  6.10% 10/1/06 (e)  A  1,210,000   1,278,063
  5.50% 6/1/14  A1  1,000,000  950,000
 (Dept. Correction State Prisons, Madera)
 Series E, 6% 6/1/07  A  590,000  612,125
 7% 9/1/00  A  1,000,000   1,078,750
 6.30% 10/1/10  A  1,000,000   1,043,750
California Statewide Commty. Dev. Corp. Ctfs. of
Prtn. (Insured Hosp.) (Triad Healthcare) Rfdg.:
  5.25% 8/1/97  A  250,000  249,703
  5.90% 8/1/01  A  200,000  201,250
  6.25% 8/1/06  A  1,000,000  1,022,500
California Trans. Comm. (San Francisco Bay Toll Bridge) Rev.
Northern Bridge Series A, 4.60% 12/1/05  Aa  1,160,000  1,107,800
Carson Redev. Agcy. Rfdg. (Redev. Proj. Area 2)
(Tax Allocation) 5.50% 10/1/02  Baa  100,000  98,375
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys.
 Impt. Proj.) 7.25% 8/1/07 (MBIA Insured)  Aaa  1,755,000  2,035,800
Central Valley Fin. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 5.50% 7/1/01  BBB-  1,400,000  1,410,500
Chino Basin Fing. Auth. Rev. Rfdg.
 (Muni. Wtr. Dist. Swr. Sys. Proj.):
  7.0% 8/1/05 (AMBAC Insured)  Aaa  1,185,000  1,344,975
  7% 8/1/09 (AMBAC Insured)  Aaa  350,000  398,125
Clovis Unified School Dist. Series B, 0% 8/1/02
(MBIA Insured)  Aaa  300,000  223,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Contra Costa Trans. Auth. Sales Tax Rev.:
 Series A, 6% 3/1/03 (FGIC Insured)  Aaa $ 530,000 $ 563,788
 6% 3/1/08 (FGIC Insured)  Aaa  1,000,000  1,056,250
East Bay Reg'l. Park Dist.:
 Series C, 6.50% 9/1/01 (FGIC Insured)  Aaa  500,000  540,625
 6.10% 9/1/06  Aa  300,000  315,000
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1) 6.50% 12/1/07
(AMBAC Insured)  Aaa  500,000  552,500
Encintas Unified School Dist. (Cap. Appreciation)
0% 8/1/04 (MBIA Insured)  Aaa  500,000  331,875
Escondido Joint Pwrs. Fing. Auth. Lease Rev.
(California Ctr. for the Arts) 0% 9/1/04
(AMBAC Insured)  Aaa  570,000  374,063
Foothill/Eastern Trans. Corridor (California
Toll Td. Rev.) Sr. Lien Series A, 0% 1/1/04  Baa  1,600,000   1,036,000
Fremont Unified School Dist. Alameda County
(Cap. Appreciation) Series F, 0% 8/1/09
(MBIA Insured)  Aaa  1,000,000  477,500
Inglewood Hosp. Rev. (Daniel Freeman Hosp. Inc.)
6.5% 5/1/01  A  1,000,000  1,047,500
La Quinta Redev. Agcy. (Redev. Proj. Area #1):
 7.30% 9/1/06 (MBIA Insured)  Aaa  620,000  720,750
 7.30% 9/1/11 (MBIA Insured)  Aaa  555,000  653,513
Long Beach Hbr. Rev.:
 5.75% 5/15/07 (MBIA Insured)  Aaa  1,000,000  1,023,750
 5.50% 5/15/11 (MBIA Insured) (c)  Aaa  700,000  683,375
Los Angeles Convention & Exhibition Ctr. Auth.
Ctfs. of Prtn. Rfdg. Series A, 7.375% 8/15/18
(Pre-Refunded to 8/15/99 @ 101.50) (d)  Aaa  1,500,000  1,642,500
Los Angeles Dept. of Wtr. & Pwr. Rev.
(Electric Plant) Second Issue 9% 10/15/01  Aa  110,000  130,625
Los Angeles County Metropolitan Trans. Auth.:
 (Sales Tax Rev.):
  Rfdg. (Prop A) Series A, 5.30% 7/1/05
   (MBIA Insured)  Aaa  2,000,000  2,027,500
  (Prop C) Series A, 5.90% 7/1/08
  (AMBAC Insured)  Aaa  500,000  524,375
  Second Series A, 5.90% 7/1/02
  (AMBAC Insured)  Aaa  1,200,000  1,269,000
Los Angeles County Trans. Commission
(Sales Tax Rev.) Series A, 6.75% 7/1/11
Pre-Refunded to 7/1/01 @ 102) (d)  Aaa  1,250,000  1,381,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Wastewtr. Sys. Rev. Rfdg. Series A,
9% 6/1/00 (MBIA Insured)  Aaa $ 500,000 $ 573,125
Madera Cnty. Ctfs. Partn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  480,000  514,200
Manhattan Beach Unified School Dist.
0% 9/1/09 (FGIC Insured)  Aaa  975,000  466,781
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3-B):
  5% 7/1/99 (AMBAC Insured)  Aaa  700,000  710,500
  5.50% 7/1/01 (AMBAC Insured)  Aaa  500,000  516,875
Ontario Redev. Fing. Auth. 6.65% 8/1/07
(MBIA Insured)  Aaa  500,000  555,625
Orange County Wtr. Dist. Ctfs. of Prtn., Series A,
5.50% 8/15/09 (AMBAC Insured)  Aaa  1,000,000  991,250
Port Oakland Port. Rev. Rfdg. Series F, 0%
11/1/05 (MBIA Insured)  Aaa  300,000  185,625
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.:
 6.50% 11/1/00 (FGIC Insured)  Aaa  1,315,000  1,407,050
 6.50% 11/1/03 (FGIC Insured)  Aaa  1,300,000  1,420,250
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.) Series A,
6.0% 6/1/03  A  2,000,000  2,055,000
Riverside County Trans. Commission (Sales
Tax Rev.) Series A, 6.625% 6/1/02
(AMBAC Insured) (Pre-Refunded to
6/1/01 @ 102) (d)  Aaa  1,045,000  1,149,500
Rosemead Redev. Agcy. (Sub. Lien Tax
Allocation Proj. Area 1) 0% 10/1/98,
(Escrowed to Maturity) (d)  A-  1,120,000  1,026,200
Roseville Joint Unified High School Dist. Series B,
0% 8/1/00 (FGIC Insured)  Aaa  1,060,000  883,775
Sacramento City Fing. Auth. (Gas Tax Rev.)
Series A, 6.75% 12/1/08 (AMBAC Insured)  Aaa  1,475,000  1,652,000
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.) 7% 7/1/05  BBB-  1,500,000  1,629,375
Sacramento Muni. Util. Dist. Elec. Rev. Rfdg.
Series A, 6.25% 8/15/10 (MBIA Insured)  Aaa  500,000  533,750
San Diego County Regulation Trans. Commission
Sales Tax Rev. Second Series A, 6.25% 4/1/03
(FGIC Insured)  Aaa  1,000,000  1,075,000
San Francisco Bldg. Auth. Lease Rev. Dept.
Gen'l Svcs. Lease Series A, 5% 10/1/05  A  400,000  393,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Francisco City & County Gen. Oblig.
Series 95 A & B, 6.50% 6/15/03
(FGIC Insured)  Aaa $ 680,000 $ 740,350
San Francisco City & County Pub. Utils. Wtr. Rev.
Crossover Rfdg. Series A, 6.50% 11/1/09  Aa  1,000,000  1,082,500
San Francisco Port Comm. Rev. Rfdg.
5.50% 7/1/04  A  1,000,000  1,003,750
San Joaquin County Ctfs. of Prtn. (General Hosp. Proj.):
 5.70% 9/1/01  A  250,000  252,813
 5.80% 9/1/02  A  350,000  354,813
Santa Barbara Ctfs. of Prtn. Rfdg.
5.10% 3/1/03  A1  1,000,000  982,500
Santa Barbara Redev. Tax Allocation 6% 3/1/05
(AMBAC Insured)  Aaa  500,000  528,750
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dists 1-2-2a & 8) Series A,
7.25% 8/1/06 (MBIA Insured)  Aaa  1,500,000  1,736,250
Sequoia Hosp. Dist. Rev.:
 Rfdg. 5% 8/15/03  Baa  1,285,000  1,207,900
 4.90% 8/15/02  Baa  1,225,000  1,156,094
Southern California Metropolitan Wtr. Dist.
Rev. Rfdg. Series 2, 5% 3/1/02  Aaa  500,000  505,625
Southern California Pub. Pwr. Auth. Pwr. Proj.
Rev. Series 11, 0% 7/1/15, (Pre-Prefunded
to 7/1/00 @ 101) (d)  Aaa  300,000  253,125
Tri City Hosp. Dist. Rev. Rfdg. Series B:
 6% 2/15/06 (MBIA Insured) (f)  Aaa  500,000  520,000
 5.50% 2/15/10 (MBIA Insured) (f)  Aaa  1,000,000  972,500
University of California Rev. Rfdg. (Multiple
Purp. Projs.) Series C, 9% 9/1/02
(AMBAC Insured)  Aaa  100,000  120,750
West Covina Ctfs of Prtn. (Queen of the Valley Hosp.):
 5.90% 8/15/02  A  875,000  902,344
 6.00% 8/15/03  A  925,000  958,531
 6.125% 8/15/04  A  980,000  1,020,421
  69,241,328
GUAM - 0.5%
Guam Pwr. Auth. Rev. 5.10% 10/1/03  BBB  350,000  339,500
TOTAL MUNICIPAL BONDS
(Cost $68,990,252)   69,580,828
MUNICIPAL NOTES (A) - 4.3%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 4.3%
California Gen. Oblig. RAN 4.50% 6/30/97  MIG 1 $ 600,000 $ 603,336
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Burney Forest Prod. Proj.)
3.70%, LOC Fleet Bank, VRDN (c)  P-1  1,000,000  1,000,000
Los Angeles Gen. Oblig. TRAN,
Series 1996-1997, 4.50% 6/30/97  MIG 1  1,000,000  1,005,020
Los Angeles Multi-family Rev. Loans to Lender
Prog. Series 1994-A, 3.90% LOC Federal
Home Loan Bank of San Francisco, VRDN (c)  A-1+  500,000  500,000
TOTAL MUNICIPAL NOTES
(Cost $3,108,356)   3,108,356
TOTAL INVESTMENTS - 100%
(Cost $72,098,608)  $ 72,689,184
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
12 Municipal Bond Contracts   Sept. 1996 $ 1,363,875 $ (4,890)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,056,250.
(f) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.4% AAA, AA, A 84.9%
Baa 4.8% BBB  10.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  29.7%
Special Tax  15.4
Water and Sewer  13.4
Health Care  10.7
Escrowed/Pre-Refunded  8.3
Electric Revenue  7.2
Transportation  6.9
Lease Revenue  6.1
Others (individually less than 5%)   2.3
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31,1996, the aggregate cost of investment securities for income tax purposes was $72,102,177 Net unrealized appreciation aggregated $587,007, of which $1,027,804 related to appreciated investment securities and $440,797 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $582,000 which will expire on February 28, 2003.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $72,098,608) -                  $ 72,689,184
See accompanying schedule

Cash                                                                      43,089

Interest receivable                                                       965,126

 TOTAL ASSETS                                                             73,697,399

LIABILITIES

Payable for investments purchased                          $ 1,492,858
Delayed delivery

Payable for fund shares redeemed                            31,344

Distributions payable                                       59,514

Accrued management fee                                      33,902

 TOTAL LIABILITIES                                                        1,617,618

NET ASSETS                                                               $ 72,079,781

Net Assets consist of:

Paid in capital                                                          $ 72,153,851

Accumulated undistributed net realized gain (loss)                        (659,756)
on investments

Net unrealized appreciation (depreciation) on                             585,686
investments

NET ASSETS, for 7,406,102 shares outstanding                             $ 72,079,781

NET ASSET VALUE, offering price and redemption price                      $9.73
per share ($72,079,781 (divided by) 7,406,102 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INTEREST INCOME                                                           $ 1,837,994

EXPENSES

Management fee                                             $ 197,020

Non-interested trustees'compensation                        147

 Total expenses before reductions                           197,167

 Expense reductions                                         (11,780)       185,387

NET INTEREST INCOME                                                        1,652,607

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (26,756)

 Futures contracts                                          (41,598)       (68,354)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (1,394,686)

 Futures contracts                                          (6,362)        (1,401,048)

NET GAIN (LOSS)                                                            (1,469,402)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 183,205
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS      YEAR ENDED
                                                          ENDED AUGUST    FEBRUARY 29,
                                                          31, 1996        1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 1,652,607     $ 2,732,937
Net interest income

 Net realized gain (loss)                                  (68,354)        479,021

 Change in net unrealized appreciation (depreciation)      (1,401,048)     2,234,218

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           183,205         5,446,176
FROM OPERATIONS

Distributions to shareholders                              (1,658,334)     (2,732,937)
From net interest income

 From net realized gain                                    (7,441)         -

 TOTAL DISTRIBUTIONS                                       (1,665,775)     (2,732,937)

Share transactions                                         18,647,780      48,603,881
Net proceeds from sales of shares

 Reinvestment of distributions                             1,346,861       2,118,660

 Cost of shares redeemed                                   (18,242,645)    (27,396,571)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,751,996       23,325,970
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  269,426         26,039,209

NET ASSETS

 Beginning of period                                       71,810,355      45,771,146

 End of period (including undistributed net investment    $ 72,079,781    $ 71,810,355
income of $0 and $5,727, respectively)

OTHER INFORMATION
Shares

 Sold                                                      1,916,768       4,982,957

 Issued in reinvestment of distributions                   138,447         217,196

 Redeemed                                                  (1,879,474)     (2,822,894)

 Net increase (decrease)                                   175,741         2,377,259


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEAR ENDED      YEAR ENDED      DECEMBER 30,
      ENDED AUGUST    FEBRUARY 29,    FEBRUARY 28,    1993
      31, 1996                                        (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      FEBRUARY 28,

      (UNAUDITED)     1996            1995            1994

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 9.930      $ 9.430    $ 9.760    $ 10.000
of period

Income from Investment           .228         .478       .477       .070
Operations
Net interest income

 Net realized and unrealized     (.198)       .499       (.330)     (.240)
 gain (loss)

 Total from investment           .030         .977       .147       (.170)
operations

Less Distributions               (.229)       (.477)     (.477)     (.070)
From net interest income

 From net realized gain          (.001)       -          -          -

 Total Distributions             (.230)       (.477)     (.477)     (.070)

Net asset value, end            $ 9.730      $ 9.930    $ 9.430    $ 9.760
of period

TOTAL RETURN B                   0.32%        10.58%     1.67%      (1.71)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 72,080     $ 71,810   $ 45,771   $ 22,713
(000 omitted)

Ratio of expenses to average     .52% A, C    .24% C     .05% C     .00%
net assets                                                         C

Ratio of net interest income     4.61% A      4.93%      5.16%      4.66%
to average net assets                                              A

Portfolio turnover rate          22% A        35%        55%        0%

C ANNUALIZED
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1996               PAST 6   PAST 1   PAST 5   LIFE OF
                                            MONTHS   YEAR     YEARS    FUND

Spartan California Municipal Money Market   1.57%    3.30%    16.53%   27.95%

California Tax-Free                         1.42%    3.00%    14.11%   23.92%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of 43 California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                     PAST 1   PAST 5   LIFE OF
                                                  YEAR     YEARS    FUND

Spartan California Municipal Money Market         3.30%    3.11%    3.71%

California Tax-Free                               2.99%    2.67%    3.22%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      8/28/95   11/27/95   2/26/96   6/3/96   9/2/96

Spartan California             3.47%   3.52%   3.06%   3.31%   3.22%
Municipal Money Market



If Fidelity had not reimburs   3.29%   3.34%   2.91%   3.16%   3.07%
ed
certain fund expenses



California Tax-Free Money      3.11%   3.22%   2.76%   2.95%   2.84%
Market Funds Average



Spartan California             6.09%   6.18%   5.37%   5.70%   5.55%
Municipal Money Market -
Tax-equivalent



If Fidelity had not reimburs   5.78%   5.86%   5.11%   5.44%   5.29%
ed
certain fund expenses





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the advisor had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 41.95%. A portion of the funds income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


Interview with Diane McLaughlin, who became Portfolio Manager of Spartan California Municipal Money
Market Fund on August 1, 1996
Q. DIANE, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST SIX
MONTHS?
A. On January 31, 1996, a month before the current reporting period began, the Federal Reserve lowered the rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point, to 5.25%. It was the third Fed rate cut in a little over six months. Many market participants assumed more would follow. Shortly afterwards, however, the mood began to shift. Fed Chairman Alan Greenspan, testifying before the Senate Banking Committee in mid-February, was surprisingly optimistic about the underlying strength of the economy. In retrospect, that was among the first indications that further rate cuts might not be necessary.
Q. AND THAT VIEW WAS LATER CONFIRMED?
A. Yes. In early March, the February employment report showed job creation proceeding at a rate nearly four times greater than most analysts' expectations. With that, the prospect of further rate cuts all but disappeared. During the months that followed, the mood of the market shifted almost daily in response to the latest economic indicators. The Fed sat quietly on the sidelines while market participants pushed interest rates steadily higher. By the end of the period, there was general agreement that the Fed's next move would be a rate increase, possibly before year-end.
Q. HOW DID YOU RESPOND STRATEGICALLY TO CHANGING CONDITIONS?
A. Early in the period, the fund's average maturity hovered around 50 days. As evidence of the economy's underlying strength grew, and interest rates rose we sought more flexibility by letting the fund's average maturity roll down. By the end of May, it had fallen to around 30 days. In June, two factors combined to present the fund with an attractive buying opportunity: one, the advent of the annual borrowing season in California, which boosted the supply of new issues; and two, a surge in rates brought on by expectations of an imminent rate increase by the Fed. By the end of June, the fund's average maturity had risen to about 60 days. Two months later when the period ended, the fund's average maturity was around 65 days.
Q. HOW DID THE FUND PERFORM?
A. On August 31, 1996, the fund's seven-day yield was 3.22%, compared to 3.05% six months ago. The fund's latest yield is the equivalent of a 5.55% taxable yield for California investors in the 41.95% combined state and federal tax bracket. The total return for the six months prior to August 31, 1996, was 1.57%. That beat the California tax-free money market funds average, which had a total return of 1.42% during the same period, according to IBC Financial Data, Inc.
Q. WHAT'S THE OUTLOOK?
A. Given the way the economy has been performing lately, it seems increasingly likely that the next move by the Fed will be a rate increase. The timing of the increase is less certain. Historically, the Fed has avoided doing anything that could be construed as a partisan act during the weeks leading up to a presidential election. I do think the Fed will raise rates sometime before the end of the calendar year but it may decide to wait until after the November election. Even if the Fed does not adjust rates until then, we can probably expect some volatility this fall as market participants react to short-term shifts in the economic outlook. That's fine - even desirable - because a volatile market can present buying opportunities. Overall, as the supply of new issues dries up and the possibility of a rate increase grows, I'll probably let the fund's average maturity roll back down from 65 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to provide high current
tax-free income for California
residents while maintaining a
stable $1 share price
START DATE: November 27,
1989
SIZE: more than $1.3 billion
MANAGER: Diane McLaughlin,
since August 1996; manager,
Fidelity Municipal Money
Market, Fidelity
Massachusetts Money
Market, Fidelity California
Municipal Money Market,
Spartan Massachusetts
Municipal Money Market,
since August 1992; joined
Fidelity in 1992
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the
manager is expecting rates to
fall. When the average
maturity is neutral, the
manager wants the flexibility
to respond to rising rates,
while still capturing a portion
of the higher yields available
from issues with longer
maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face value
before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.


SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/96            2/29/96            8/31/95

0 - 30       72                 69                 76

31 - 90      10                 7                  6

91 - 180     2                  17                 1

181 - 397    16                 7                  17

WEIGHTED AVERAGE MATURITY
                               8/31/96   2/29/96   8/31/95

Spartan California Municipal   63 days   49 days   65 days
Money Market

California Tax-free            52 days   42 days   52 days
Money Market Funds
Average *

ASSET ALLOCATION
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996

Row: 1, Col: 1, Value: 70.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 22.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 70%
Commercial
paper 9%
Tender bonds 2%
Municipal
notes 18%
Other 1%
Variable rate
demand notes
(VRDNs) 60%
Commercial
paper 12%
Tender bonds 3%
Municipal
notes 22%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 99.6%
Alameda County TRAN 4.50% 6/30/97   $ 3,800,000 $ 3,816,629
Anaheim Hsg. Auth. Multi-Family Hsg. Rev., VRDN (b):
 (Bel Age Apts. Proj.) 3.40% (FNMA Guaranteed)    5,200,000  5,200,000
 (Parka Vista Apts) Series 1993A, 3.60%,
 LOC Citibank    9,800,000  9,800,000
 (Sage Park Proj.) Series A, 3.45%, LOC Bank of America  3,900,000
3,900,000
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.75%, (Continental Casualty
Guaranteed) VRDN    1,300,000  1,300,000
Berkeley TRAN 4.50% 8/13/97    5,200,000  5,228,421
Big Bear Lake Ind. Dev. Board (Southwest Gas Corp. Proj.)
Series 1993 A, 3.30%, LOC Union Bank of Switzerland,
VRDN (b)    15,100,000  15,100,000
Butte County Office of Ed. TRAN 4.50% 8/20/97    8,100,000  8,142,929
California Dept. of Wtr. Resources Wtr. Rev. CP:
 Series 1:
  3.35% 9/16/96 (Liquidity Facility Canadian Imperial Bank
  of Commerce)    2,300,000  2,300,000
  3.50% 11/13/96 (Liquidity Facility Canadian Imperial
  Bank of Commerce)    1,800,000  1,800,000
California Econ. Dev. Fin. Auth. Ind. Dev. Rev.
(Volk Enterprises) Series 1996, 3.25%, LOC Harris Trust &
Savings, VRDN    1,900,000  1,900,000
California Ed. Facs. Auth. Rev. (Point Loma Nazerene College)
Series 1996, 3.25%, 10/1/21, LOC State Teachers
Retirement Sys.), VRDN    5,400,000  5,400,000
California Gen. Oblig. CP:
 3.30% 9/6/96    1,200,000  1,200,000
 3.50% 10/11/96    1,000,000  1,000,000
 3.60% 10/15/96    2,900,000  2,900,000
 3.65% 10/16/96    1,750,000  1,750,000
 3.60% 10/24/96    2,900,000  2,900,000
 3.60% 10/30/96    4,075,000  4,075,000
 3.60% 11/12/96    1,200,000  1,200,000
California Gen. Oblig. Bonds:
 Series CR-26I, 3.65%, tender 9/15/96 (Liquidity Facility
 Citibank) (c)    7,925,000  7,925,000
 4% 10/1/96    4,000,000  4,000,467
 4.40% 10/1/96    12,500,000  12,504,959
California Gen. Oblig. Participating VRDN, Series SG-84,
3.70% (Liquidity Facility Society Generale) (c)    3,900,000  3,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Gen. Oblig.:
 RAN Series 1996-97, 4.50% 6/30/97   $ 31,200,000 $ 31,337,337
 Series C-1, 3.30%, (Liquidity Facility Bank of America),
 VRDN    6,600,000  6,600,000
 Series C-S, 3.45%, (Liquidity Facility Bank of America), VRDN  9,500,000
9,500,000
California Health Facs. Auth. Fing. (Sisters of Providence)
Series 1996, 4% 10/1/96    1,000,000  1,000,520
California Health Facs. Fin. Auth. Rev., VRDN:
 (Pooled Loan Prog.) Series 1985 B, 3.35%, (FGIC Insured)
 BPA Morgan Guaranty    900,000  900,000
 (St. Joseph Health Sys.) Series 1985 A, 3.70%,
 LOC Toronto-Dominion Bank, Canada    600,000  600,000
California Hsg. Fin. Agcy. Bonds :
 Series 1995 E, 3.50%, tender 2/1/97 (FGIC Insured)  (b)  12,800,000
12,800,000
 Series 1996 D, 3.55%, tender 4/1/97 (FGIC Insured)  (b)  7,000,000
7,000,000
 Series PT-40C, 3.60%, tender 9/12/96,
 (Liquidity Facility Banque Nationale de Paris) (c)(d)   3,510,000
3,510,000
California Hsg. Fin. Agcy. Participating VRDN (b)(c):
 Series 1994-1, 3.61%
 (Liquidity Facility State Street Bank)    14,778,534  14,778,535
 Series 1995 M, 3.65%, (MBIA insured)
 (Liquidity Facility Suisse)    4,000,000  4,000,000
 Series 1996 C1, 3.56%,
 (Liquidity Facility Bank of America)    1,925,000  1,925,000
 Series 1996 C2, 3.56%, (Liquidity Facility Bank
 of America)     4,075,000  4,075,000
 Series PA-90, 3.65%, (Liquidity Facility Merrill Lynch)   6,240,000
6,240,000
 Series PT-40A, 3.65% (Liquidity Facility Commerzbank)  1,300,000
1,300,000
 Series PT-40B, 3.65%
 (Liquidity Facility Bayerische Hypotheken)    14,150,000  14,150,000
 Series PT-40D, 3.65%
 (Liquidity Facility Banque Nat'l. De Paris)    12,770,000  12,770,000
 Series PT-56, 3.65%, (Liquidity Facility Credit Suisse)   1,580,000
1,580,000
California Hsg. Fin. Agcy. Tender Option Bonds,
Series CR-156, 3.61% (Liquidity Facility Citibank) (b)(c)  7,450,000
7,450,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev., VRDN (b):
 (Burney Forest Prod. Proj.) 3.70%, LOC Fleet Bank, NA  200,000  200,000
 (Delano Proj. 1991) 3.90% LOC Amro Holdings    500,000  500,000
 (Malaga Proj.) Series A, 3.95%, LOC Bank of America  900,000  900,000
 (Sanger Proj.)Series 1990 A, 3.30%, LOC Suisse    5,400,000  5,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Poll. Cont. Fing. Auth. Resource Recovery Rev., VRDN (b): -
continued
 (Ultra Pwr. Rocklin Proj.):
  Series 1988 A, 3.95%, LOC Bank of America   $ 400,000 $ 400,000
  Series 1988 B, 3.95%, LOC Bank of America    200,000  200,000
California Poll. Cont. Fin. Auth. Rev.:
 (Contra Costa Waste Serv. Proj.) Series 1995 A, 3.35%,
 LOC Bank Of America, VRDN (b)    4,725,000  4,725,000
 (Pacific Gas & Elec. Co.):
  Series 1996 A, 3.45%, LOC Swiss Bank Corp., VRDN (b)  47,100,000
47,100,000
  Series 1996 G, 3.75%, VRDN    400,000  400,000
  Bonds:
   Series 1996 D, 3.55%, tender 10/30/96,
   LOC Union Bank of Switzerland    3,000,000  3,000,000
   Series 1996 D, 3.60%, tender 9/27/96,
   LOC Union Bank of Switzerland    3,000,000  3,000,000
   Series 1996 E, 3.55%, tender 11/12/96,
   LOC Morgan Guaranty    5,000,000  5,000,000
California Poll. Cont. Fing. Auth. Solid Waste Disposal Rev., VRDN (b):
 (Athens Disp. Co. Proj.) Series 1995, 3.40%,
 LOC Wells Fargo Bank of San Francisco    8,000,000  8,000,000
 (Colmac Energy Proj.):
  Series A, 3.30%, LOC Swiss Bank    1,700,000  1,700,000
  Series B, 3.30%, LOC Swiss Bank    12,400,000  12,400,000
 (Sanifill Inc. Proj.) Series 1995 A, 3.35%,
 LOC California State Teachers Retirement Sys.    5,500,000  5,500,000
California Pub. Works Board Lease Rev. (Dept. Corrections
Amador St. Prison) Series 1986 A, 7.375 11/1/05   1,000,000  1,026,465
California School Cash Reserves Prog. Auth. TRAN:
 Series 1995 B, 4.50% 12/20/96    3,300,000  3,307,935
 Series 1996 A, 4.75% 7/2/97    6,500,000  6,543,272
California Statewide Commty. Dev. Auth. Apt. Dev. Rev. Rfdg., VRDN:
 Series 1995 A-6, 3.35%, (FNMA Guaranteed)    5,800,000  5,800,000
 Series 1995 A-7, 3.40%, (FNMA Guaranteed) (b)   8,000,000  8,000,000
California Statewide Commty. Dev. Auth. Corp. Rev., VRDN:
 (AHNN Proj.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b).   570,000  570,000
 (American River Packaging) 3.40%,
 LOC California State Teachers Retirement Sys. (b).   1,785,000  1,785,000
 (American Zettler, Inc. Proj.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b).   2,205,000  2,205,000
 (Andercraft Prod. Inc.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   680,000  680,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Corp. Rev., VRDN: - continued
 (Bro-Co Gen. Partnership Proj.) Series 1990, 3.40%,
 LOC California State Teachers Retirement Sys. (b) $ 4,120,000 $ 4,120,000 (Carvin Corp.) 3.40%,
 LOC California State Teachers Retirement Sys. (b)   2,610,000  2,610,000
 (Charles & Loralie Harris Proj.) Series 1989, 3.40%,
 LOC California State Teacher Retirement Sys. (b)   2,460,000  2,460,000
 (Covenant Retirement Commty.):
  Series 1995, 3.45%, LOC LaSalle Bank    4,000,000  4,000,000
  3.45%, LOC Lasalle Nat'l. Bank    8,000,000  8,000,000
 (Datatape Inc. Proj.) Series 1996 D, 3.50%,
 LOC Corestates Bank, NA (b)    1,700,000  1,700,000
 (Duke Inc. Project) Series 1996 E, 3.60%,
 LOC Wells Fargo Bank (b)    1,500,000  1,500,000
 (Eurodesign Cabinets Inc. Proj.) 3.40%,
 LOC California State Teachers Retirement Sys. (b)   415,000  415,000
 (Grundfos Pumps Corp. Proj.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   5,800,000  5,800,000
 (JDI Partners Proj.) 3.40%, LOC California State Teachers
 Retirement Sys. (b)    2,000,000  2,000,000
 (Jaygee Realty Co.) Series 1992, 3.50%, LOC Bank of Tokyo  340,000
340,000
 (K.U.M. LTD Proj.) Series 1992, 3.50%, LOC Bank of Tokyo (b)  2,250,000
2,250,000
 (Lance Computer Manufacturer) 3.40%,
 LOC California State Teachers Retirement Sys. (b)   4,000,000  4,000,000
 (Lansmont Corp. Proj.) Series 1996 G, 3.55%,
 LOC Wells Fargo Bank (b)    1,000,000  1,000,000
 (Leegin Creative Leather Prod.) Series 1995 A, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   800,000  800,000
 (Michigan Hanger Ind. Proj.) Series 1992, 3.50%,
 LOC Bank of Tokyo (b)    640,000  640,000
 (Northwest Pipe & Casing Co. Proj.) Series 1990, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   3,500,000  3,500,000
 (Pasco Scientific Proj.) 3.40%,
 LOC California State Teachers Retirement Sys. (b)   3,150,000  3,150,000
 (Peet's Coffee & Tea Inc.) Series 1995 E, 3.40%,
 LOC California State Teacher Retirement Sys. (b)   3,500,000  3,500,000
 (Propak-Ca. Corp. Proj.) Series 1994B, 3.40%
 LOC California State Teachers Retirement Sys. (b)   2,555,000  2,555,000
 (Rapelli of California Proj.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   2,500,000  2,500,000
 (Reliance Upholstery Supply Co., Inc Proj.) Series 1990,
 3.40%, LOC California State Teachers Retirement Sys. (b) 400,000 400,000 (Ring Can Proj) Series 1992, 3.50%, LOC Bank of Tokyo (b) 150,000
150,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Corp. Rev., VRDN: - continued
 (Rix Ind. Proj.) Series 1996, 3.50%,
 LOC Wells Fargo Bank (b)   $ 2,000,000 $ 2,000,000
 (Setton Prop. Inc. Proj.) Series 1995 E, 3.50%,
 LOC Wells Fargo Bank of San Francisco (b)    500,000  500,000
 (Sunclipse, Inc.):
  (Alhambra Proj.) Series 1989, 3.40%,
  LOC California State Teachers Retirement Sys. (b)   3,200,000  3,200,000
  (Union City Proj.) Series 1989, 3.40%,
  LOC California State Teachers Retirement Sys. (b)   1,885,000  1,885,000
 (Sys. Engineering & Mgmt. Co.) 3.40%,
 LOC California State Teachers Retirement Sys. (b)   1,500,000  1,500,000
 (Veriflo Corp. Proj.) Series 1996 C, 3.50%,
 LOC ABN-AMRO (b)    2,200,000  2,200,000
 (Zarn Inc. Proj.) Series 1989, 3.40%,
 LOC California State Teachers Retirement Sys. (b)   1,175,000  1,175,000
 (Zieman Manufacturing Co. Proj.) Series 1990, 3.40%,
 LOC California State Teacher Retirement Sys. (b)   490,000  490,000
California Statewide Commty. Dev. Auth. Multi-Family
Hsg. Rev. (Canyon Creek Apts.) Series 1995 C, 3.55%,
(FNMA Guaranteed), VRDN (b)    1,300,000  1,300,000
Camarillo Multi-Family Hsg. Auth. Rev. (Heritage Park Apts.)
Series 1989 A, 3.40%, LOC FNMA, VRDN (b)    7,300,000  7,300,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec.) (b):
 Series B, 3.40%, VRDN    9,800,000  9,800,000
 Bonds:
  Series C, 3.45%, tender 9/12/96    5,000,000  5,000,000
  Series C, 3.60%, tender10/18/96    3,000,000  3,000,000
  Series D, 3.55%, tender11/8/96    2,500,000  2,500,000
  Series D, 3.55%, tender11/7/96    4,000,000  4,000,000
  Series E, 3.55%, tender11/12/96    2,500,000  2,500,000
Concord Multi-Family Hsg. Rev. (Hill Apt. Proj.) 3.55%,
LOC Citibank, VRDN (b)    8,850,000  8,850,000
Contra Costa County Wtr. Dist. Participating VRDN,
Series SGA-24, 3.50%, (Liquidity Facility
Societe Generale) (c)    4,525,000  4,525,000
Costa Mesa Redev. Agcy. Multi-Family Hsg. Rev.
(Costa Mesa Family Village Apts.) Series 1994 A, 3.25%,
LOC Bank of America, VRDN    3,500,000  3,500,000
Covina Redev. Agcy. Multi-Family Hsg. Rev.
(Shadowhills Apt. Proj.) Series 1994 A, 3.75%, (Continental
Casualty Guaranteed) VRDN    500,000  500,000
Duarte Redev. Agcy. Single-Family Mtg. Rev. Participating VRDN,
Series A-1, 3.75% (Liquidity Facility Norwest Bank) (c)  5,355,000
5,355,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
East Bay Muni. Util. Dist. Water Sys. Rev., CP,
Series 1988, 10/11/96 (Liquidity Facility Westdeutsche
Landesbank)   $ 3,000,000 $ 3,000,000
Emeryville Redev. Agcy. Multi-Family Hsg. (Emerybay Apts. II)
3.30%, LOC Bank of America, VRDN (b)    14,000,000  14,000,000
Escondido Commty. Dev. Commission Rev. (Escondido
Promeneade Proj.) 3.60%, LOC Bank of America, VRDN (b)  1,000,000
1,000,000
Fairfield Ind. Dev. Auth., 3.55%,
LOC Wells Fargo Bank, VRDN (b)    1,800,000  1,800,000
Fontana Apt. Dev. Rev. Rfdg. (Citrus Ave. Apt. Proj.)
Series 1992 A, 3.25%, LOC Bank of America, VRDN   3,700,000  3,700,000
Fremont (Alameda Co) TRAN Series 1996, 4.50% 7/1/97  6,500,000  6,528,514
Fremont Unified School Dist. TRAN Series 1996,
4.625% 7/1/97    6,100,000  6,133,290
Fremont Multi-Family Hsg. Rev. (Treetops Apts.) Series 1996 A,
3.60%, (FNMA Guaranteed), VRDN (b)    6,000,000  6,000,000
Fresno TRAN 4.50% 6/30/97    2,600,000  2,612,416
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev.
(Valley View Sr. Villas Proj.) Series 1990 A, 3.65%,
LOC Wells Fargo Bank, VRDN (b)    6,200,000  6,200,000
Huntington Park Multi-Family Rev. (Casa Rita Apts.)
Series 1994 A, 3.50%, LOC First Interstate Bank of
California, VRDN (b)    5,700,000  5,700,000
Irvine Pub. Facs. & Infrastructure Auth. Lease Rev. Series 1985,
3.30%, LOC Nat'l Westminister Bank, VRDN    8,200,000  8,200,000
La Verne Ind. Dev. Auth. Rev. (Paper-Pak Products Inc. Proj.)
3.70%, LOC First Union Nat'l Bank of North Carolina,
VRDN (b)    6,845,000  6,845,000
Lassen Muni. Util. Dist. Rev. Rfdg. Series 1996 A,
3.35%, (FSA Insured) (Liquidity Facility Credit Local
De France), VRDN (b)    6,510,000  6,510,000
Livermore Ctfs. of Prtn. (Reverse Osmosis Proj.) 3.45%,
LOC National Westminster Bank    4,000,000  4,000,000
Livermore Multi-Family Mtg. Rev. (Portola Meadows Apts.)
Series 1989 A, 3.45%, LOC Bank of America, VRDN (b)  10,400,000  10,400,000
Long Beach Harbor Rev. Participating VRDN, Series SG-73,
3.70%, (Liquidity Facility Societe Generale) (b)(c)    5,880,000  5,880,000
Long Beach Harbor Rev. CP (b):
 Series A, 3.50% 10/10/96    2,600,000  2,600,000
 Series A, 3.60% 10/9/96    2,000,000  2,000,000
Los Angeles TRAN Series 1996, 4.50% 6/19/97    32,000,000  32,144,555
Los Angeles Ctfs. of Prtn. (Baldwin Hills Pub. Parking Facs.)
Series 1984, 3.45%, LOC Wells Fargo Bank of
San Francisco, VRDN    4,900,000  4,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Commty. Redev. Agcy. Ctfs. of Prtn.
(CMC Med. Plaza) 3.45%,
LOC Bank of America, VRDN   $ 4,200,000 $ 4,200,000
Los Angeles Commty. College Dist. TRAN
Series 1996-97, 4.50% 7/1/97    2,200,000  2,208,766
Los Angeles Commty. Redev. Agcy. Multi-Family Hsg. Rev., VRDN:
 (Academy Village Apts. Proj.) Series 1989 A, 3.35%,
 LOC Swiss Bank (b)    20,000,000  20,000,000
 (Grand Promenade Proj.) Series 1985, 3.25%,
 LOC Barkley Bank    7,700,000  7,700,000
 (Promenade Towers) 3.40%,
 LOC Barkley Bank    22,400,000  22,400,000
Los Angeles Convention & Exhibit Ctr. Auth. Participating
VRDN, Series PA-1006, 3.50%, (MBIA Insured)
(Liquidity Facility Merrill Lynch) (c)    9,420,000  9,420,000
Los Angeles County Hsg. Auth. Multi-Family Hsg. Rev.
(Park Sierra Apt. Proj.) 3.55%, LOC Citibank, VRDN (b)  39,200,000
39,200,000
Los Angeles County Multi-Family Hsg. Rev., VRDN:
 (Malibu Meadows Proj.) Series 1991 A, 3.50%,
 LOC Sumitomo Bank Ltd.    3,400,000  3,400,000
 (Malibu Meadows II Proj.) Series 1991 B, 3.50%,
 LOC Sumitomo Bank Ltd.    3,200,000  3,200,000
 (Meadowridge Apt. Proj.) Series 1994 B, 3.75%    4,000,000  4,000,000
Los Angeles County Metropolitan Trans. Auth Participating VRDN (c):
 Rfdg. Series 1993 A Sg-55, 3.50% (MBIA Insured)
 (Liquidity Facility Socgen)    13,820,000  13,820,000
 Series SG-54, 3.65% (AMBAC Insured)
 (Liquidity Facility Societe Generale)    1,525,000  1,525,000
 Series SGB-3, 3.55% (Liquidity Facility Societe Generale)  13,470,000
13,470,000
Los Angeles County TRAN Series 1996-97,
 4.50% 6/30/97, LOC Suisse Bank    14,000,000  14,059,148
Los Angeles Dept. of Wtr. & Pwr. Participating VRDN,
 Series BTP-51, 3.55%, (Liquidity Facility Bankers Trust) (c)  6,430,000
6,430,000
Los Angeles Dept. Of Wtr. & Pwr. Elec. Plant Short Term Rev. CP:
 3.50% 10/10/96    1,500,000  1,500,000
 3.50% 10/16/96    1,400,000  1,400,000
 3.55% 11/12/96    1,700,000  1,700,000
 3.60% 11/14/96    11,500,000  11,500,000
Los Angeles Hbr. Dept. Participating VRDN,
Series SG-59, 3.70% (Liquidity Facility Societe Generale)
(MBIA Insured) (b)(c)    8,950,000  8,950,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Ontario Intl. Arpt. Participating VRDN,
Series SG-61, 3.70% (Liquidity Facility Societe
Generale) (c)   $ 2,600,000 $ 2,600,000
Los Angeles Multi-Family Hsg. Rev. (Beverly Park Apts.)
Series 1988 A, 3.40%, LOC Barclay's Bank, VRDN *   13,000,000  13,000,000
Los Angeles Unified School Dist. TRAN Series 1996-97,
4.50% 6/30/97    6,200,000  6,226,406
Los Angeles WasteWtr. Rev. Bond, Participating VRDN,
Series 1996 SGA-26, 3.50%, (Liquidity Facility
Societe Generale) (c)    15,970,000  15,970,000
Los Angeles Wastewtr. Sys. CP:
 3.50% 9/10/96    2,000,000  2,000,000
 3.45% 10/10/96    2,000,000  2,000,000
 3.50% 10/17/96    2,400,000  2,400,000
 3.60% 10/17/96     2,100,000  2,100,000
 3.70% 10/21/96    5,650,000  5,650,000
 3.50% 10/22/96    1,500,000  1,500,000
 3.70% 10/22/96    2,300,000  2,300,000
 3.50% 10/23/96    3,000,000  3,000,000
 3.55% 10/28/96    4,400,000  4,400,000
 3.60% 10/29/9    4,000,000  4,000,000
 3.60% 10/30/96    2,200,000  2,200,000
 3.60% 11/08/96    7,800,000  7,800,000
Southern California Metropolitan Wtr. Dist. Participating VRDN (c)
 Series 32-A, 3.35%,
 (Liquidity Facility Morgan Guaranty Trust)    2,350,000  2,350,000
 Series 32-B, 3.35%,
 (Liquidity Facility Morgan Guaranty Trust)    4,945,000  4,945,000
Southern California Metropolitan Wtr. Dist. CP, Series A,
3.50% 10/11/96    2,000,000  2,000,000
Monterey Ind. Dev. Auth. Rev. (Slautterback Corp. Proj.)
Series 1996 A, 3.50%, LOC Bayerische Vereinsbank,
VRDN (b)    2,000,000  2,000,000
Moreno Valley Unified School Dist. TRAN 4.50% 6/30/97 4,000,000 4,015,897 Orange County Apt. Dev. Rev. Participating VRDN (c):
 Series JT 1996 A, 3.61%, LOC Citibank (b)    10,900,000  10,900,000
 Series JP 1996 B, 3.51%, LOC Citibank    12,700,000  12,700,000
Newark Ind. Dev. Auth. Rev. (Gas Tech Proj.) Series 1989 A,
3.45%, LOC Union Bank of Switzerland, VRDN (b)   3,000,000  3,000,000
North County Schools Fing. Auth. TRAN 4.75% 7/1/97   2,700,000  2,712,901
Oakland TRAN Series 1996, 4.75% 6/30/97    3,800,000  3,826,325
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Oakland County Rev. (Children's Hosp. Med. Ctr.)
Series 1994 B, 3.40%, LOC Banque Nationale
de Paris, VRDN   $ 4,200,000 $ 4,200,000
Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.)
Series 1994, 3.75%, (Continental Casualty Guaranteed),
 VRDN    6,000,000  6,000,000
Ontario Ind. Dev. Auth. Rev. (Safari Land Proj.) Series 1989,
3.65%, LOC Bank of America, VRDN (b)    3,400,000  3,400,000
Orange County Apt. Dev. Rev., VRDN:
 Rfdg. (Harbor Pointe Apts.) Series 1992 D, 3.55%,
 LOC Citibank    2,600,000  2,600,000
 Rfdg. (Trabuco Woods Apts.) Series 1993 B, 3.50%,
 LOC Wells Fargo Bank    2,670,000  2,670,000
 (Alicia Viego Proj.) Issue 1986 A, 3.65%,
 LOC Bank of Tokyo (b)    3,530,000  3,530,000
 (Foothill Oaks Apts. Proj.) Issue 1989 B, 3.65%,
 LOC Bank of America, (b)    12,000,000  12,000,000
 (Frost Construction Proj.) 3.65%, LOC Wells Fargo Bank  2,000,000
2,000,000
 (Hidden Hills) Series 1985 U-C, 3.77%,
 LOC Chase Bank.    13,700,000  13,700,000
 (Niguel Summit I) Issue 1985 U, Series A, 3.77%,
 LOC Chase Bank    8,000,000  8,000,000
 (Niguel Summit II) Series 1985 U-B, 3.50%,
 LOC Bank of America    5,200,000  5,200,000
 (Villa Marguerite Apts.), Series 1993 A, 3.45%,
 LOC Wells Fargo Bank of San Francisco    4,635,000  4,635,000
 (Vista Verde Apt. Proj.) Series 1988 A, 3.70%,
 LOC Wells Fargo Bank of San Francisco (b)    12,050,000  12,050,000
 (Wood Canyon Villas) Issue 1991 B, 3.35%
 LOC Bank of America (b)    13,300,000  13,300,000
Orange County Capital Impt. Prog. 1990-92, Series A,
(Sanitation Dist. 1,2,3,5,6,7,11,13,14), 3.75%,
LOC Nat'l. Westminster Bank, VRDN    3,100,000  3,100,000
Orange County Hsg. Auth. Apt. Dev. Rev. (Costa Mesa Partners)
Series 1985-BB, 3.45%, LOC Chemical Bank, VRDN   26,400,000  26,400,000
Orange County Wtr. Dist. Ctfs. of Prtn. Rev. Series 1990 B,
3.60%, LOC Nat'l. Westminster Bank, VRDN    1,700,000  1,700,000
Otay Wtr. Dist. (Public Benefit Non-Profit Corp.), 3.30%,
LOC Landesbank Hessen, VRDN    5,200,000  5,200,000
Paramount Unified School Dist. TRAN Series 1996,
4.50% 6/30/97    6,400,000  6,425,434
Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev. Bonds
(Chateau III Proj.) Series 1996 A, 3.65%,
LOC Commerzbank, VRDN (b)    1,460,000  1,460,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Plumas County TRAN 4% 12/6/96   $ 2,200,000 $ 2,202,227
Poway Muni. Wtr. Dist. (San Diego County)
4.50% 10/1/96 (AMBAC Insured)    1,000,000  1,000,555
Rancho Muni. Wtr. Dist. Fin. Auth. Refdg. Rev.
Participating VRDN, 3.25% Liquidity Facility
Societe Generale, (c)    8,750,000  8,750,000
Redondo Beach Redev. Agcy. Multi-Family Hsg. Rev.
(McCandless Senior Hsg. Proj.) Series 1995 A, 3.25%,
LOC Comerica Bank of Detroit, VRDN    5,000,000  5,000,000
Riverside County TRAN 4.50% 6/30/97    5,650,000  5,677,526
Riverside County Hsg. Auth. Multi-Family Hsg. Mtg.
Rev. (Mt. View Apts.) Series 1995A, 3.25%,
LOC Federal Home Loan Bank of San Francisco, VRDN 3,950,000 3,950,000 Riverside County Ind. Dev. Auth. (Golden West Homes Proj.)
3.65%, LOC Wells Fargo Bank, VRDN (b)    2,400,000  2,400,000
Riverside County School Dist. TRAN Series 1996-76,
4.625% 7/17/97    1,300,000  1,306,270
Rohnert Park Multi-Family Hsg. Rev. Rfdg. Series 1995 A,
3.45%, (FNMA Guaranteed), VRDN    2,500,000  2,500,000
Sacrament Unified School Dist TRAN 4% 11/29/96   6,400,000  6,405,242
Sacramento Muni. Arpt. Sys. Rev. Participating VRDN,
3.55%, (Liquidity Facility Societe Generale) (c)    8,685,000  8,685,000
Sacramento County Arpt. Sys. Series SGA-33, 3.50%
(Liquidity Facility Societe Generale) (c)    5,810,000  5,810,000
Sacramento County Office of Ed. TRAN 4.25% 12/12/96  5,800,000  5,812,964
San Bernardino County Ind. Dev. Auth. Rev., VRDN (b):
 (McClain Citrus Inc. Proj.) 3.40%,
 LOC California St. Teacher Retirement Sys.    2,800,000  2,800,000
 (McElroy Metal Mill Proj.) 3.40%,
 LOC California St. Teacher Retirement Sys.    800,000  800,000
 (NRI, Inc.) 3.40%,
 LOC California St. Teacher Retirement Sys.    1,640,000  1,640,000
 (W&H Voortman Inc. Proj.) 3.40%,
 LOC California St. Teacher Retirement Sys.    2,280,000  2,280,000
San Bernardino County Multi-Family Hsg. Rev.
(Western Properties II) 3.40%, LOC Bank America, VRDN  900,000  900,000
San Bernardino County TRAN 4.50% 6/30/97,
LOC Landesbank Hessen-Thuringen,
LOC Toronto Dominion Bank    13,100,000  13,165,212
San Diego County Reg'l. Trans. Sales Tax Participating VRDN,
Series BTP-185, 3.55%, (Liquidity Facility Bankers Trust) (c)  4,920,000
4,920,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego County Wtr. Auth. CP, 3.60% 11/14/96  $ 2,000,000 $ 2,000,000
San Diego Hsg. Auth. Multi-Family Hsg. Rev.:
 Rfdg. (Coral Pointe Apt. Proj.) Series 1993 A, 3.75%,
 (Continental Casualty Guaranteed), VRDN    5,000,000  5,000,000
 (Carmel Del Mar Apr. Proj.) Series 1993-E, 3.50%,
 LOC Citibank, VRDN    7,608,000  7,608,000
San Francisco City & County Participating VRDN (c):
 Series 1996 AA2, 3.51% (Liquidity Facility Bank of America)  1,740,000
1,740,000
 Series 1996 AA3, 3.51% (FGIC Insured)
 (Liquidity Facility Bank Of America)    4,210,000  4,210,000
 Series 1996 AA4, 3.51% (FGIC Insured)
 (Liquidity Facility Bank Of America)    4,450,000  4,450,000
San Francisco City & County Parking Auth. Participating
VRDN, Series 1996 A, 3.50% (Liquidity Facility
Bank of America) (c)    4,475,000  4,475,000
San Francisco City & County TRAN 4.75% 9/19/96   2,800,000  2,801,533
San Jose Redev. Agcy. Participating VRDN, Series PA-42I,
3.50% (MBIA Insured) (Liquidity Facility Merrill Lynch) (c)  3,400,000
3,400,000
San Jose Multi-Family Hsg. Rev. VRDN:
 (Kimberly Woods) Series 1984, 3.25%, LOC Bank of America  1,000,000
1,000,000
 (Timberwood Apt. Proj.) Series 1990 A, 3.20%,
 LOC Wells Fargo Bank of San Francisco    7,425,000  7,425,000
 (Siena at Renaissance Sqr.) Series 1996 A, 3.60%,
 LOC Bank One, AZ. (b)    11,000,000  11,000,000
San Jose Multi-Family Mtg. Rev. (Somerset Park Apts.)
Series 1987 A, 3.55%,  LOC Bank of America, VRDN (b)  3,100,000  3,100,000
San Luis Coastal School Dist TRAN 4% 12/6/96    3,000,000  3,003,038
San Luis Obispo County TRAN Series 1996-97,
4.50% 7/8/97    4,000,000  4,019,588
Santa Clara Unified School Dist. TRAN Series 1996,
4.50% 7/2/97    1,400,000  1,406,723
Santa Clara County TRAN Series 1996-97, 4.50% 8/1/97  10,000,000
10,048,333
Simi Valley Multi-Family Hsg. Rev. (Shadowridge Apts.)
Series 1989, 3.55%, LOC Citibank, VRDN (b)    20,200,000  20,200,000
South Coast TRAN Series 1996, 4.75% 6/30/97    1,900,000  1,910,259
Southern California Pub. Pwr. Auth. Participating VRDN,
Series BTP-90, 3.55%, (Liquidity Facility Bankers Trust) (c)  5,790,000
5,790,000
Southern Pub. Pwr. Auth. Participating VRDN, Series SG-35,
3.65%, (Liquidity Facility Societe Generale)(c)    11,765,000  11,765,000
Stanislaus County Office of Ed. TRAN Series 1996,
4.50% 6/30/97    3,300,000  3,313,115
Stanislaus County TRAN 4.50% 7/1/97    11,500,000  11,552,268
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Stockton Unified School Dist. TRAN Series 1995-96,
4.50% 11/1/96   $ 13,800,000 $ 13,815,042
Ventura County TRAN Series 1996, 4.75% 7/2/97   7,800,000  7,856,259
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.55%, LOC Wells Fargo Bank of
San Francisco, VRDN (B)    6,390,000  6,390,000
  1,344,260,275
PUERTO RICO - 0.4 %
Puerto Rico Gov't. Dev. CP:
 3.65% 9/25/96    3,600,000  3,600,000
 3.50% 10/9/96    1,800,000  1,800,000
  5,400,000
TOTAL INVESTMENTS - 100%  $ 1,349,660,275
Total Cost for Income Tax Purposes  $ 1,349,660,284
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
California Hsg. Fin. Agcy.
Bonds, Series PT-40C, 3.60%,
tender 9/12/96 12/14/95 $ 3,510,000
INCOME TAX INFORMATION
At February 29, 1996, the fund had a capital loss carryforward of approximately $601,000 which will expire on February 28, 2003.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value -                                          $ 1,349,660,275
See accompanying schedule

Cash                                                                           5,502,756

Interest receivable                                                            6,977,827

 TOTAL ASSETS                                                                  1,362,140,858

LIABILITIES

Payable for investments purchased                               $ 7,810,071

Distributions payable                                            82,737

Accrued management fee                                           401,092

 TOTAL LIABILITIES                                                             8,293,900

NET ASSETS                                                                    $ 1,353,846,958

Net Assets consist of:

Paid in capital                                                               $ 1,354,477,334

Accumulated net realized gain (loss) on investments                            (630,376)

NET ASSETS, for 1,354,477,307 shares outstanding                              $ 1,353,846,958

NET ASSET VALUE, offering price and redemption price                           $1.00
per share ($1,353,846,958 (divided by) 1,354,477,307 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INTEREST INCOME                                                        $ 23,122,741

EXPENSES

Management fee                                          $ 3,360,669

Non-interested trustees' compensation                    2,521

 Total expenses before reductions                        3,363,190

 Expense reductions                                      (1,069,034)    2,294,156

NET INTEREST INCOME                                                     20,828,585

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (33,265)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 20,795,320


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS        YEAR ENDED
                                                           ENDED             FEBRUARY 29,
                                                           AUGUST 31, 1996   1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 20,828,585      $ 44,628,135
Net interest income

 Net realized gain (loss)                                   (33,265)          163,135

 Increase (decrease) in net unrealized gain from            -                 (375)
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            20,795,320        44,790,895
FROM OPERATIONS

Distributions to shareholders from net interest income      (20,828,585)      (44,628,135)

Share transactions at net asset value of $1.00 per share    813,048,788       1,571,224,348
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     20,397,302        43,274,284

 Cost of shares redeemed                                    (786,871,926)     (1,470,606,698)

 NET INCREASE (DECREASE) IN NET ASSETS  AND SHARES          46,574,164        143,891,934
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   46,540,899        144,054,694

NET ASSETS

 Beginning of period                                        1,307,306,059     1,163,251,365

 End of period                                             $ 1,353,846,958   $ 1,307,306,059


F

 FINANCIAL HIGHLIGHTS    SIX MONTHS      YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                         ENDED AUGUST    FEBRUARY 29,                                     ENDED          APRIL 30,
                         31,                                                              FEBRUARY 28,

                         1996            1996           1995                       1994   1993           1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000

Income from Investment Operations                    .016          .035          .030          .024          .022        .041
Net interest income

Less Distributions                                   (.016)        (.035)        (.030)        (.024)        (.022)      (.041)
From net interest income

Net asset value, end of period                      $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000

TOTAL RETURN B                                       1.58%         3.60%         3.00%         2.45%         2.24%       4.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 1,353,847   $ 1,307,306   $ 1,163,251   $ 1,064,603   $ 855,590   $ 917,640

Ratio of expenses to average net assets              .35% A,       .31%          .28%          .21%          .30% A,     .10%
                                                    C             C             C             C             C           C

Ratio of expenses to average net assets after        .34% A,       .31%          .28%          .21%          .30% A      .10%
expense reductions                                  D

Ratio of net interest income to average net assets   3.10% A       3.55%         2.96%         2.42%         2.67% A     4.05%


C ANNUALIZED
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan California Municipal Income Fund (the income fund) and Spartan California Intermediate Municipal Income Fund (the intermediate fund) are funds of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund (the money market fund) is a fund of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund, the intermediate fund and the money market fund:
SECURITY VALUATION.
INCOME AND INTERMEDIATE FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED capital gains on investments, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, losses deferred due to wash sales futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income and intermediate funds may use futures and options contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,978,500 or
 .75% of net assets for the municipal income fund.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $48,706,867 and $59,852,626, respectively.
The market value of futures contracts opened and closed during the period amounted to $38,470,870 and $34,081,752, respectively.
INTERMEDIATE FUND. Purchases and sales of securities, other than short-term securities, aggregated $12,106,793 and $7,677,682, respectively.
The market value of futures contracts opened and closed during the period amounted to $5,318,709 and $5,091,717, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55%, .55% and .50% of average net assets for the income, intermediate and money market, funds, respectively. FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,896, $541 and $9,985 for the income, intermediate and money market funds, respectively.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the intermediate and money market funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
INTERMEDIATE FUND. For the period, this expense limitation was .40% of average net assets and the reimbursement reduced expenses by $9,071. Effective April 1, 1996, the fund's expense limitation was eliminated. MONEY MARKET FUND. For the period, this expense limitation was .35% of average net assets and the reimbursement reduced expenses by $1,008,954.
In addition, each fund has entered into arrangements with its custodian and transfer agents whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $10,993 and $19,289, $2,323 and $386, and $11,085 and $48,995 for the income, intermediate and money market funds, respectively, under these arrangements.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President -
FIXED-INCOME FUNDS
Sarah H. Zenoble, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE